                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2071

Exact name of registrant as specified in charter: Delaware Group Income Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2004

Item 1. Reports to Stockholders



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)





















Semiannual Report   JANUARY 31, 2004
--------------------------------------------------------------------------------
                    DELAWARE CORPORATE BOND FUND
                    DELAWARE EXTENDED DURATION BOND FUND













[LOGO]
POWERED BY RESEARCH.(SM)

Table
     OF CONTENTS

-----------------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statements of Net Assets                                        1

     Statements of Assets and Liabilities                           10

     Statements of Operations                                       11

     Statements of Changes in Net Assets                            12

     Financial Highlights                                           13

     Notes to Financial Statements                                  22
-----------------------------------------------------------------------








   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

Statements                                          Delaware Corporate Bond Fund
     OF NET ASSETS                                  January 31, 2004 (Unaudited)

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)

Asset-Backed Securities - 4.29%
      Capital One Multi-Asset Execution Trust
          2003-C4 6.00% 8/15/13                       $  815,000    $  854,960
[CHECK MARK]#Carlyle High Yield Partners 1 B1
          8.00% 5/31/07                                1,100,000     1,149,364
      FNMA TBA 5.50% 2/1/33                            3,650,000     3,715,016
     #Goldman Sachs Mortgage Securities Trust
          2002-WFN 144A 8.25% 10/20/32                    30,585        30,664
     #Goldman Sachs Mortgage Securities Trust
          2003-FM1N 144A 7.50% 3/20/33                   358,634       359,710
      Mid-State Trust 11 A1 4.864% 7/15/38               166,946       158,181
     #Novastar Capital Trust 2002-C1 A 144A
          7.15% 10/25/31                                  13,921        13,921
[CHECK MARK]#Sankaty Market Value 3 B1 144A
          7.379% 4/30/09                                 360,000       381,804
     #Sharp 2002-HE2N N 144A
          9.50% 10/25/32                                   7,944         7,944
     #Sharp 2003-HE1N N 144A
          6.90% 2/25/33                                  375,000       374,998
     #Sierra Receivables Funding 2003-1A
          3.09% 1/15/14                                  324,953       322,617
     #Sky Financial Medical Loan Securitization
          2002-A A2 6.705% 7/16/18                       550,000       588,500
                                                                    ----------
Total Asset-Backed Securities
      (cost $7,944,710)                                              7,957,679
                                                                    ----------
Collateralized Mortgage Obligations - 1.14%
      Freddie Mac 4.875% 11/15/13                         45,000        45,997
      Freddie Mac 2075 Park 6.25% 8/15/27                500,000       509,513
      GNMA 2003-5 B 144A 4.486% 10/16/25                 250,000       252,891
[CHECK MARK]#Juniper 1999-1A A1 144A 6.83% 4/15/11       840,000       869,380
      Merrill Lynch Mortgage Trust 2002-MW1 J
          5.695% 7/12/34                                 130,000       105,482
   ++#Prudential Securities Secured Financing
          144A 7.391% 5/15/13                            150,000       124,547
   ++#Salomon Brothers Mortgage Securities
          1999-C1 J 144A 7.00% 5/18/32                   250,000       204,100
                                                                    ----------
Total Collateralized Mortgage Obligations
      (cost $2,076,077)                                              2,111,910
                                                                    ----------
Corporate Bonds - 68.61%
Automobiles & Automotive Parts - 2.32%
      Ford Motor 7.45% 7/16/31                         2,775,000     2,825,547
      General Motors
          7.125% 7/15/13                                 775,000       846,788
          8.375% 7/15/33                                 550,000       628,911
                                                                    ----------
                                                                     4,301,246
                                                                    ----------
Banking - 3.86%
     Bank of America 4.375% 12/1/10                    1,220,000     1,231,816
     Bank One 2.625% 6/30/08                             685,000       663,625
     Branch Banking & Trust Wilson
          North Carolina 4.875% 1/15/13                1,190,000     1,205,246
     Deutsche Bank Financial 5.375% 3/2/15               340,000       350,126
     Frost National Bank 6.875% 8/1/11                   115,000       130,051
     PNC Funding 5.25% 11/15/15                          440,000       442,450
     Popular North America 4.25% 4/1/08                1,760,000     1,792,139
    #Rabobank Capital Funding II 144A
          5.26% 12/29/49                                 830,000       841,162
   ++RBS Capital Trust I 4.709% 12/29/49                 525,000       508,035
                                                                    ----------
                                                                     7,164,650
                                                                    ----------

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Corporate Bonds (continued)
Building & Materials - 0.46%
    #Lone Star Industries 144A 8.85% 6/15/05          $  640,000    $  678,400
     York International 6.625% 8/15/06                   165,000       177,718
                                                                    ----------
                                                                       856,118
                                                                    ----------
Cable, Media & Publishing - 4.50%
     AOL Time Warner 7.70% 5/1/32                        575,000       670,732
     Continental Cablevision
          9.50% 8/1/13                                   500,000       575,013
     InterActiveCorp
          6.75% 11/15/05                                 785,000       835,783
          7.00% 1/15/13                                  955,000     1,062,615
     Liberty Media
          3.50% 9/25/06                                1,380,000     1,388,070
          8.25% 2/1/30                                   675,000       809,174
     Lodgenet Entertainment
          9.50% 6/15/13                                  185,000       207,200
     Time Warner
          8.18% 8/15/07                                  670,000       774,507
     Time Warner Entertainment
          8.375% 3/15/23                               1,625,000     2,020,596
                                                                    ----------
                                                                     8,343,690
                                                                    ----------
Chemicals - 1.58%
     Dow Chemical 7.375% 11/1/29                         555,000       638,654
     IMC Global 7.375% 8/1/18                            300,000       310,500
     Lyondell Chemical 9.875% 5/1/07                     780,000       805,350
     Sherwin-Williams 6.85% 2/1/07                       681,000       758,333
     Valspar 6.00% 5/1/07                                390,000       423,914
                                                                    ----------
                                                                     2,936,751
                                                                    ----------
Computers & Technology - 1.52%
     Computer Sciences 3.50% 4/15/08                     615,000       617,485
     Dell 7.10% 4/15/28                                  515,000       605,555
     Electronic Data Systems
          6.00% 8/1/13                                   440,000       442,970
    #Sungard Data 144A 4.875% 1/15/14                  1,155,000     1,145,990
                                                                    ----------
                                                                     2,812,000
                                                                    ----------

Consumer Products - 0.40%
    #Johnson (S.C.) & Son 144A
          5.75% 2/15/33                                  750,000       738,022
                                                                    ----------
                                                                       738,022
                                                                    ----------
Diversified REITs - 0.37%
     Vornado Realty Trust 4.75% 12/1/10                  675,000       680,792
                                                                    ----------
                                                                       680,792
                                                                    ----------

Electronics & Electrical Equipment - 0.96%
     Jabil Circuit 5.875% 7/15/10                      1,295,000     1,376,674
     Johnson Controls 5.00% 11/15/06                     385,000       410,209
                                                                    ----------
                                                                     1,786,883
                                                                    ----------
Energy - 5.73%
     Amerada Hess 7.30% 8/15/31                          725,000       766,543
     Enterprise Products
          6.875% 3/1/33                                  805,000       833,939
          7.50% 2/1/11                                   985,000     1,121,417
    #Halliburton 144A 5.50% 10/15/10                     875,000       923,184
    #Kern River Funding 144A
          4.893% 4/30/18                                 478,030       481,646
     Kinder Morgan Energy Partners
          7.75% 3/15/32                                  700,000       849,412
     Northern Border Pipeline 6.25% 5/1/07               545,000       593,223

Statements
     OF NET ASSETS (CONTINUED)                      Delaware Corporate Bond Fund

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Corporate Bonds (continued)
Energy (continued)
      Tennessee Gas Pipeline
           8.375% 6/15/32                             $  890,000    $  932,275
      Tesoro Petroleum
           8.00% 4/15/08                               1,215,000     1,321,312
      USX
           9.125% 1/15/13                                600,000       776,144
           9.375% 2/15/12                                430,000       556,208
      Valero Energy 6.125% 4/15/07                       355,000       386,401
      Valero Logistics Operations
           6.05% 3/15/13                               1,025,000     1,087,918
                                                                    ----------
                                                                    10,629,622
                                                                    ----------
Finance - 13.99%
[CHECK MARK]#Ares Leveraged Investment Fund II 144A
          5.71% 10/31/05                                 680,000       613,807
      Bear Stearns 4.65% 7/2/18                        1,140,000     1,060,809
      Capital One Bank
          5.75% 9/15/10                                  710,000       762,759
          6.50% 6/13/13                                  405,000       438,847
      Citigroup
          5.625% 8/27/12                                 520,000       555,690
          5.875% 2/22/33                                 455,000       455,614
          6.625% 6/15/32                                 655,000       723,344
      Core Investment Grade Bond Trust I
          4.727% 11/30/07                              1,830,000     1,913,906
      Credit Suisse First Boston USA
          6.125% 11/15/11                              1,020,000     1,118,474
     #Erac USA Finance 144A 7.35%
          6/15/08                                      1,160,000     1,329,924
     #Farmers Exchange Capital 144A
          7.05% 7/15/28                                1,067,000     1,037,240
     #FGIC 144A 6.00% 1/15/34                            385,000       392,315
     #Fidelity Investments 144A 7.57% 6/15/29            650,000       793,915
      Ford Motor Credit
          5.625% 10/1/08                               1,235,000     1,270,652
          7.25% 10/25/11                                 340,000       369,947
      General Electric Capital 5.45% 1/15/13           1,990,000     2,096,404
      General Motors Acceptance Corporation
          7.25% 3/2/11                                   715,000       788,965
          8.00% 11/1/31                                1,305,000     1,435,279
      Goldman Sachs Group
          5.25% 10/15/13                               2,155,000     2,191,341
          6.125% 2/15/33                                 755,000       769,357
      Household Finance 4.125% 12/15/08                1,340,000     1,360,955
      International Lease Finance
          5.875% 5/1/13                                  450,000       481,738
      Janus Capital 7.00% 11/1/06                        205,000       223,949
      JP Morgan Chase 5.25% 5/1/15                       535,000       543,706
      MBNA 5.00% 6/15/15                                 700,000       691,534
      Morgan Stanley 5.30% 3/1/13                        790,000       815,715
      National Rural Utilities 3.875% 2/15/08          1,190,000     1,212,039
      Wilmington Trust 4.875% 4/15/13                    525,000       521,587
                                                                    ----------
                                                                    25,969,812
                                                                    ----------
Food, Beverage & Tobacco - 5.33%
      Altria Group 7.65% 7/1/08                          540,000       601,858
      Anheuser-Busch 5.05% 10/15/16                    1,845,000     1,878,669
      Kraft Foods
          4.00% 10/1/08                                  805,000       815,040
          5.25% 6/1/07                                   250,000       266,800
          5.625% 11/1/11                                 550,000       586,529

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
     #Miller Brewing 144A
          4.25% 8/15/08                               $  725,000  $    742,245
          5.50% 8/15/13                                  755,000       782,459
      Nabisco 6.85% 6/15/05                              305,000       324,763
      Safeway
          3.80% 8/15/05                                  125,000       127,590
          6.15% 3/1/06                                   550,000       589,024
      Universal 6.50% 2/15/06                            295,000       317,807
      UST
          6.625% 7/15/12                                 825,000       925,176
          8.80% 3/15/05                                  595,000       637,935
      Wendy's International
          6.25% 11/15/11                                 785,000       869,042
          6.35% 12/15/05                                 405,000       435,571
                                                                    ----------
                                                                     9,900,508
                                                                    ----------
Healthcare & Pharmaceuticals - 2.58%
      Medco Health Solutions 7.25% 8/15/13             1,375,000     1,544,546
      Pfizer 4.50% 2/15/14                               935,000       930,879
      Schering-Plough 5.30% 12/1/13                    1,570,000     1,613,954
      Wyeth
          6.45% 2/1/24                                   265,000       277,293
          6.50% 2/1/34                                   400,000       418,119
                                                                    ----------
                                                                     4,784,791
                                                                    ----------
Insurance - 3.90%
      AON 7.375% 12/14/12                                675,000       780,012
     #ASIF Global Financing 144A
          4.90% 1/17/13                                  430,000       432,272
     #Farmers Insurance Exchange 144A
          8.625% 5/1/24                                1,110,000     1,224,668
      Harleysville Group 5.75% 7/15/13                   385,000       366,910
     #Jefferson-Pilot 144A 4.75% 1/30/14                 645,000       639,671
      Marsh & McLennan 5.875% 8/1/33                     650,000       646,388
     #Massachusetts Mutual Life Insurance
          144A 5.625% 5/15/33                          1,190,000     1,178,083
     #Nationwide Mutual Insurance 144A
          7.875% 4/1/33                                  775,000       925,641
      Progressive 6.25% 12/1/32                          975,000     1,036,703
                                                                    ----------
                                                                     7,230,348
                                                                    ----------
Leisure, Lodging & Entertainment - 0.26%
      Argosy Gaming 10.75% 6/1/09                        255,000       275,400
      Boyd Gaming 9.25% 8/1/09                           190,000       212,325
                                                                    ----------
                                                                       487,725
                                                                    ----------
Metals & Mining - 0.96%
      Cyprus Amax Minerals 6.625% 10/15/05             1,500,000     1,594,822
      Newmont Gold 8.91% 1/5/09                          174,070       196,774
                                                                    ----------
                                                                     1,791,596
                                                                    ----------

Miscellaneous - 0.80%
     #Corrections Corporation of America 144A
          7.50% 5/1/11                                 1,085,000     1,144,675
      PHH 7.125% 3/1/13                                  305,000       345,708
                                                                    ----------
                                                                     1,490,383
                                                                    ----------

Statements
     OF NET ASSETS (CONTINUED)                    Delaware Corporate Bond Fund

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Corporate Bonds (continued)
Packaging & Containers - 0.77%
      Portola Packaging
          10.75% 10/1/05                             $   435,000     $   438,262
         #144A 8.25% 2/1/12                              170,000         176,800
     #Sealed Air 144A
          5.375% 4/15/08                                 400,000         423,489
          5.625% 7/15/13                                 370,000         383,706
                                                                     -----------
                                                                       1,422,257
                                                                     -----------
Paper & Forest Products - 0.34%
      Bowater 6.50% 6/15/13                              655,000         636,418
                                                                     -----------
                                                                         636,418
                                                                     -----------
Retail - 1.26%
      Kohl's
          6.30% 3/1/11                                   480,000         537,319
          7.25% 6/1/29                                   425,000         500,207
      Michaels Stores 9.25% 7/1/09                       365,000         406,975
      Office Depot 6.25% 8/15/13                         835,000         892,770
                                                                     -----------
                                                                       2,337,271
                                                                     -----------
Shopping Center REITs - 0.22%
      Developers Diversified Realty
          4.625% 8/1/10                                  405,000         405,880
                                                                     -----------
                                                                         405,880
                                                                     -----------
Telecommunications - 5.63%
      AT&T
          7.25% 11/15/06                               1,665,000       1,851,567
          8.05% 11/15/11                                 200,000         232,098
          8.75% 11/15/31                                 580,000         680,547
      AT&T Wireless Service 7.875% 3/1/11                225,000         262,904
      Sprint Capital
          6.375% 5/1/09                                  320,000         345,342
          8.375% 3/15/12                                 745,000         880,610
          8.75% 3/15/32                                1,345,000       1,639,228
      Verizon New York 7.375% 4/1/32                   2,350,000       2,586,141
      Verizon Virginia 4.625% 3/15/13                  2,020,000       1,964,127
                                                                     -----------
                                                                      10,442,564
                                                                     -----------
Transportation & Shipping - 1.89%
      American Airlines 6.817% 5/23/11                 1,165,000       1,120,236
      Continental Airlines
          6.503% 6/15/11                                 710,000         717,556
          7.033% 6/15/11                                 612,397         558,347
          7.875% 7/2/18 Series A                         475,000         483,498
      Delta Air Lines 7.299% 9/18/06                     675,000         628,684
                                                                     -----------
                                                                       3,508,321
                                                                     -----------
Utilities - 8.98%
      Atmos Energy 5.125% 1/15/13                        265,000         272,051
      Avista
          7.75% 1/1/07                                 1,380,000       1,537,782
          9.75% 6/1/08                                 1,310,000       1,578,550
      Boston Gas 8.87% 1/5/05                            335,000         356,851
      Consumers Energy
          6.00% 3/15/05                                  265,000         275,976
         #144A 4.25% 4/15/08                             620,000         630,160
      Exelon Generation 6.95% 6/15/11                  1,035,000       1,182,897
      Keyspan Gas East 6.90% 1/15/08                     725,000         818,094
      Northern States Power 2.875% 8/1/06              1,100,000       1,106,817
      Oncor Electric Delivery 7.25% 1/15/33              825,000         955,051

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Corporate Bonds (continued)
Utilities (continued)
     #Power Contract Financing 144A
          5.20% 2/1/06                              $    920,000    $    941,047
          6.256% 2/1/10                                  925,000         978,633
      Progress Energy 6.75% 3/1/06                       850,000         921,451
      PSEG Energy Holdings 7.75% 4/16/07               1,340,000       1,420,400
      Southern California Edison
          5.00% 1/15/14                                  465,000         468,395
          6.00% 1/15/34                                  925,000         934,633
      TECO Energy 7.20% 5/1/11                           755,000         792,750
      TXU Energy 7.00% 3/15/13                           895,000         999,945
     #Williams Gas Pipelines Central 144A
          7.375% 11/15/06                                445,000         489,500
                                                                    ------------
                                                                      16,660,983
                                                                    ------------
Total Corporate Bonds
      (cost $122,191,044)                                            127,318,631
                                                                    ------------
Foreign Bonds - 11.80%
Argentina - 1.15%
      Argentina Bonos 1.162% 8/3/12                    3,290,000       2,130,035
                                                                    ------------
                                                                       2,130,035
                                                                    ------------
Aruba - 2.11%
      UFJ Finance Aruba 6.75% 7/15/13                  3,650,000       3,917,176
                                                                    ------------
                                                                       3,917,176
                                                                    ------------
Bermuda - 1.53%
      Intelsat 144A
         #5.25% 11/1/08                                  230,000         239,019
         #6.50% 11/1/13                                1,460,000       1,559,189
     #Oil Insurance 144A 5.15% 8/15/33                 1,025,000       1,042,651
                                                                    ------------
                                                                       2,840,859
                                                                    ------------
Brazil - 1.15%
      Federal Republic of Brazil
          11.00% 8/17/40                               1,955,000       2,140,725
                                                                    ------------
                                                                       2,140,725
                                                                    ------------
Canada - 0.36%
      Abitibi-Consolidated
          6.95% 12/15/06                                 635,000         667,850
                                                                    ------------
                                                                         667,850
                                                                    ------------
Cayman Islands - 0.54%
[CHECK MARK]*Evergreen Funding 144A
          1.68% 11/15/10                                 351,649         298,902
      Hutchison Whampoa International
         #144A 6.25% 1/24/14                             425,000         433,005
          6.50% 2/13/13                                  265,000         277,206
                                                                    ------------
                                                                       1,009,113
                                                                    ------------
Chile - 0.41%
      Empresa Nacional de Petroleo
          6.75% 11/15/12                                 685,000         767,271
                                                                    ------------
                                                                         767,271
                                                                    ------------
Dominican Republic - 0.57%
      Dominican Republic
         *2.063% 8/30/24                                 925,000         744,625
          9.04% 1/23/13                                  390,000         313,761
                                                                    ------------
                                                                       1,058,386
                                                                    ------------

Statements                                          Delaware Corporate Bond Fund
  OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Foreign Bonds (continued)
France - 0.86%
    ++France Telecom 10.00% 3/1/31                   $   845,000     $ 1,117,034
     #Rhodia 144A 8.875% 6/1/11                          530,000         474,350
                                                                     -----------
                                                                       1,591,384
                                                                     -----------
Netherlands - 0.19%
      Telefonica Europe 7.35% 9/15/05                    322,000         348,650
                                                                     -----------
                                                                         348,650
                                                                     -----------
Norway - 0.34%
     Petroleum Geo-Services
          8.00% 11/5/06                                  625,000         639,063
                                                                     -----------
                                                                         639,063
                                                                     -----------
Peru - 0.43%
    ++Republic of Peru 8.75% 11/21/33                    820,000         797,450
                                                                     -----------
                                                                         797,450
                                                                     -----------
Singapore - 0.13%
     #Singapore Telecommunications 144A
          7.375% 12/1/31                                 200,000         239,124
                                                                     -----------
                                                                         239,124
                                                                     -----------
South Africa - 0.56%
    **Republic of South Africa
          5.25% 5/16/13                     EUR          860,000       1,037,035
                                                                     -----------
                                                                       1,037,035
                                                                     -----------
Supranational - 0.47%
     #Central American Bank for Economic
          Integration 144A
          6.75% 4/15/13                     USD          410,000         445,638
    **International Finance
          6.75% 7/15/09                     NZD          625,000         428,230
                                                                     -----------
                                                                         873,868
                                                                     -----------
Venezuela - 1.00%
      Venezuela 9.375% 1/13/34              USD        2,100,000       1,853,250
                                                                     -----------
                                                                       1,853,250
                                                                     -----------
Total Foreign Bonds (cost $21,291,970)                                21,911,239
                                                                     -----------
Municipal Bonds - 3.17%

      California State 5.00% 2/1/33                      480,000         473,131
      Golden State Tobacco Securitization
          5.625% 6/1/38                                  365,000         367,869
      Illinois State 5.10% 6/1/33                      2,050,000       1,914,946
      Oregon State Taxable-Pension
          5.892% 6/1/27                                1,950,000       2,052,355
      West Virginia Economic Development
          6.07% 7/1/26                                   575,000         587,593
      Wisconsin State General Revenue
          5.70% 5/1/26 (FSA)                             470,000         485,773
                                                                     -----------
Total Municipal Bonds (cost $5,881,022)                                5,881,667
                                                                     -----------
U.S. Treasury Obligations - 2.46%
      U.S. Treasury Bond 5.375% 2/15/31                3,130,000       3,320,736
      U.S. Treasury Notes
       +++1.625% 4/30/05                                 100,000         100,340
          4.25% 11/15/13                               1,125,000       1,135,548
                                                                     -----------
Total U.S. Treasury Obligations
      (cost $4,587,571)                                                4,556,624
                                                                     -----------

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Senior Secured Loans - 5.18%
     oCenterpoint Energy Bank Loan
          12.75% 11/12/05                            $1,000,000       $1,150,000
     oDex Media West Loan Tranch B
          3.87% 9/14/10                               1,415,278        1,438,276
     oNRG Energy Bank Loan Tranch B
          5.50% 5/8/10                                  850,000          879,750
     oPlaytex Products Term Loan C
          4.66% 5/31/09                               2,000,000        2,014,999
     oQwest Communications Bank Loan
          Tranch A 6.50% 6/30/07                      1,250,000        1,314,063
          Tranch B 6.95% 6/30/10                      1,250,000        1,300,000
     oVivendi University Bank Loan
          3.92% 6/30/08                               1,500,000        1,514,063
                                                                      ----------
Total Senior Secured Loans
      (cost $9,316,642)                                                9,611,151
                                                                      ----------

                                                        Number of
                                                         Shares

Preferred Stock - 1.73%
Cable, Media & Publishing - 0.27%
      CSC Holdings 11.125%                                  4,785        503,621
                                                                       ---------
                                                                         503,621
                                                                       ---------
Energy - 0.54%
      Nexen 7.35%                                          37,825      1,000,471
                                                                       ---------
                                                                       1,000,471
                                                                       ---------
Telecommunications - 0.85%
     #Centaur Funding 144A 9.08%                            1,225      1,567,618
                                                                       ---------
                                                                       1,567,618
                                                                       ---------
Utilities - 0.07%
      TNP Enterprises 14.50%                                  115        134,838
                                                                       ---------
                                                                         134,838
                                                                       ---------
Total Preferred Stock (cost $2,791,177)                                3,206,548
                                                                       ---------

Warrant - 0.00%
    +#Solutia Warrants 144A                                   615              6
                                                                       ---------
Total Warrant (cost $52,353)                                                   6
                                                                       ---------

Statements                                          Delaware Corporate Bond Fund
  OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Repurchase Agreements - 3.70%
      With BNP Paribas 0.97% 2/2/04
          (dated 1/30/04, to be repurchased
          at $3,625,293, collateralized by
          $808,400 U.S. Treasury Notes
          3.625% due 3/31/04,
          market value $821,964 and $2,881,500
          U.S. Treasury Bills due 4/15/04,
          market value $2,876,441)                      $3,625,000   $3,625,000
     With UBS Warburg 0.97% 2/2/04
          (dated 1/30/04, to be repurchased at
          $3,243,262, collateralized by $704,900
          U.S. Treasury Notes 9.375%
          due 2/15/06, market value $840,830,
          $1,409,800 U.S. Treasury Notes
          4.625% due 5/15/08,
          market value $1,505,846,
          $704,900 U.S. Treasury Notes 5.50%
          due 2/15/08, market value $794,876,
          and $149,000 U.S.Treasury Notes
          5.625% due 5/15/08,
          market value $167,132)                         3,243,000    3,243,000
                                                                     ----------
Total Repurchase Agreements (cost $6,868,000)                         6,868,000
                                                                     ----------

Total Market Value of Securities - 102.08%
      (cost $183,000,566)                                           189,423,455
Liabilities Net of Receivables
      and Other Assets - (2.08%)                                     (3,853,842)
                                                                   ------------
Net Assets Applicable to 31,710,247
      Shares Outstanding - 100.00%                                 $185,569,613
                                                                   ============
Net Asset Value - Delaware Corporate Bond Fund
      Class A ($50,960,817 / 8,707,792 Shares)                            $5.85
                                                                          -----
Net Asset Value - Delaware Corporate Bond Fund
      Class B ($21,589,379 / 3,689,420  Shares)                           $5.85
                                                                          -----
Net Asset Value - Delaware Corporate Bond Fund
      Class C ($21,480,422 / 3,670,495 Shares)                            $5.85
                                                                          -----
Net Asset Value - Delaware Corporate Bond Fund
      Class R ($665,244 / 113,635 Shares)                                 $5.85
                                                                          -----
Net Asset Value - Delaware Corporate Bond Fund
      Institutional Class ($90,873,751 / 15,528,905 Shares)               $5.85
                                                                          -----

Components of Net Assets at January 31, 2004:
Shares of beneficial interest
  (unlimited authorization-- no par)                               $178,099,903
Undistributed net investment income***                                   99,618
Accumulated net realized gain on investments                            998,018
Net unrealized appreciation of investments                            6,372,074
                                                                   ------------
Total net assets                                                   $185,569,613
                                                                   ============

           # Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 9 in "Notes to Financial Statements".

           * Floating Rate Note - the interest rate shown is the rate as of January 31, 2004.

          ** Principal amount is stated in the currency in which each bond is denominated.

         *** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

           + Non-income producing security for the period ended January 31, 2004.
          ++ Variable Rate Note - the interest rate shown is the rate as of January 31, 2004.

         +++ Fully or partially pledged as collateral for financial futures contracts.

           o Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

[CHECK MARK]  The security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements."

Summary of Abbreviations:
EUR - European Monetary Unit
FGIC - Federal Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
NZD - New Zealand Dollar
REITs - Real Estate Investment Trust
USD - U.S. Dollar

Net Asset Value and Offering Price per Share--
      Delaware Corporate Bond Fund
Net asset value Class A (A)                                               $5.85
Sales charge (4.50% of offering price,
      or 4.79% of amount invested per share) (B)                           0.28
                                                                          -----
Offering price                                                            $6.13
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                                  Delaware Extended Duration Bond Fund
  OF NET ASSETS (CONTINUED)                 January 31, 2004 (Unaudited)


                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Asset-Backed Securities - 4.91%
      Capital One Multi-Asset Execution
            Trust 2003-C4
            6.00% 8/15/13                                $  300,000   $  314,709
[CHECK MARK]#Carlyle High Yield Partners 1 B1
            8.00% 5/31/07                                 1,000,000    1,044,877
      FNMA TBA 5.50% 2/1/33                               1,300,000    1,323,157
     #Goldman Sachs Mortgage Securities
            Trust 2002-WFN 144A
            8.25% 10/20/32                                   20,390       20,443
      Mid-State Trust 11 A1
            4.864% 7/15/38                                   88,110       83,484
     #Novastar Capital Trust 2002-C1 A 144A
            7.15% 10/25/31                                    9,280        9,280
     #Sharp 2002-HE2N N 144A
            9.50% 10/25/32                                    5,251        5,251
     #Sharp 2003-HE1N N 144A
            6.90% 2/25/33                                   125,000      124,999
     #Sky Financial Medical Loan
            Securitization 2002-A A2 144A
            6.705% 7/16/18                                  265,000      283,550
                                                                      ----------
Total Asset-Backed Securities
      (cost $3,196,289)                                                3,209,750
                                                                      ----------
Collateralized Mortgage Obligations - 1.15%
      Freddie Mac
            4.875% 11/15/13                                  15,000       15,332
            6.25% 7/15/32                                    45,000       50,068
      GNMA 2003-5 B
            4.486% 10/16/25                                 160,000      161,850
[CHECK MARK]#Juniper 1999-1A A1 144A 6.83% 4/15/11          295,000      305,319
     #Merrill Lynch Mortgage Trust
            2002-MW1 J 144A 5.695% 7/12/34                  110,000       89,254
   ++#Salomon Brothers Mortgage Securities
            1999-C1 J 144A 7.00% 5/18/32                    155,000      126,542
                                                                      ----------
Total Collateralized Mortgage Obligations
      (cost $734,317)                                                    748,365
                                                                      ----------
Corporate Bonds - 65.71%
Automobiles & Automotive Parts - 4.60%
      Ford Motor 7.45% 7/16/31                            1,600,000    1,629,144
      General Motors
            8.375% 7/15/33                                1,205,000    1,377,887
                                                                      ----------
                                                                       3,007,031
                                                                      ----------
Banking - 2.30%
      Bank of America 4.375% 12/1/10                        445,000      449,309
      Deutsche Bank Financial
            5.375% 3/2/15                                   180,000      185,361
      PNC Funding 5.25% 11/15/15                            165,000      165,919
      Prudential Financial
            5.75% 7/15/33                                   120,000      116,598
     #Rabobank Capital Funding II 144A
            5.26% 12/29/49                                  305,000      309,102
    ++RBS Capital Trust I
            4.709% 12/29/49                                 285,000      275,791
                                                                      ----------
                                                                       1,502,080
                                                                      ----------
Building & Materials - 0.40%
     #Lone Star Industries 144A 8.85% 6/15/05               245,000      259,700
                                                                      ----------
                                                                         259,700
                                                                      ----------

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Corporate Bonds (continued)
Cable, Media & Publishing - 5.20%
      AOL Time Warner 7.70% 5/1/32                     $  440,000     $  513,256
      InterActiveCorp 7.00% 1/15/13                       335,000        372,750
      Liberty Media 8.25% 2/1/30                        1,215,000      1,456,512
      Lodgenet Entertainment
            9.50% 6/15/13                                  60,000         67,200
      Time Warner Entertainment
            8.375% 3/15/23                                795,000        988,538
                                                                      ----------
                                                                       3,398,256
                                                                      ----------
Chemicals - 1.25%
      Dow Chemical 7.375% 11/1/29                         195,000        224,392
      IMC Global 7.375% 8/1/18                            200,000        207,000
      Lyondell Chemical 9.875% 5/1/07                     370,000        382,025
                                                                      ----------
                                                                         813,417
                                                                      ----------
Computers & Technology - 2.73%
      Dell 7.10% 4/15/28                                  980,000      1,152,318
      Electronic Data Systems 6.00% 8/1/13                225,000        226,519
     #Sungard Data 144A 4.875% 1/15/14                    405,000        401,841
                                                                      ----------
                                                                       1,780,678
                                                                      ----------
Consumer Products - 0.34%
     #Johnson (S.C.) & Son 144A
            5.75% 2/15/33                                 225,000        221,407
                                                                      ----------
                                                                         221,407
                                                                      ----------
Electronics & Electrical Equipment - 1.07%
      Jabil Circuit 5.875% 7/15/10                        660,000        701,626
                                                                      ----------
                                                                         701,626
                                                                      ----------
Energy - 5.11%
      Amerada Hess 7.30% 8/15/31                          260,000        274,898
      Enterprise Products
            6.875% 3/1/33                                 490,000        507,615
            7.50% 2/1/11                                  180,000        204,929
     #Halliburton 144A 5.50% 10/15/10                     325,000        342,897
     #Kern River Funding 144A
            4.893% 4/30/18                                243,893        245,738
      Kinder Morgan Energy Partners
            7.75% 3/15/32                                 400,000        485,378
      Tennessee Gas Pipeline
            8.375% 6/15/32                                320,000        335,200
      Tesoro Petroleum 8.00% 4/15/08                      455,000        494,813
      Valero Logistics Operations
            6.05% 3/15/13                                 420,000        445,781
                                                                      ----------
                                                                       3,337,249
                                                                      ----------
Finance - 10.28%
      Bear Stearns 4.65% 7/2/18                           600,000        558,320
      Capital One Bank 6.50% 6/13/13                      430,000        465,936
      Citigroup 6.875% 2/15/98                            750,000        848,389
     #FGIC 144A 6.00% 1/15/34                             245,000        249,655
     #Fidelity Investments 144A 7.57% 6/15/29             350,000        427,492
      General Electric Capital
            5.45% 1/15/13                                 440,000        463,527
      General Motors Acceptance Corporation
            8.00% 11/1/31                                 535,000        588,410
      Goldman Sachs Group
            5.25% 10/15/13                                240,000        244,047
            6.125% 2/15/33                                455,000        463,652
      International Lease Finance
            5.875% 5/1/13                                 245,000        262,279

Statements                                  Delaware Extended Duration Bond Fund
  OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Corporate Bonds (continued)
Finance (continued)
      JP Morgan Chase 5.25% 5/1/15                     $  295,000     $  299,800
      MBNA 5.00% 6/15/15                                  375,000        370,465
      Morgan Stanley
            5.30% 3/1/13                                   35,000         36,139
            7.25% 4/1/32                                  390,000        464,579
      Travelers Capital III 7.625% 12/1/36                581,000        693,187
      Wilmington Trust 4.875% 4/15/13                     275,000        273,212
                                                                      ----------
                                                                       6,709,089
                                                                      ----------
Food, Beverage & Tobacco - 3.78%
      Altria Group 7.65% 7/1/08                           295,000        328,793
      Anheuser-Busch 5.05% 10/15/16                       700,000        712,773
      Kraft Foods 5.625% 11/1/11                          190,000        202,619
     #Miller Brewing 144A 5.50% 8/15/13                   525,000        544,094
      UST 6.625% 7/15/12                                  335,000        375,678
      Wendy's International 6.25% 11/15/11                275,000        304,442
                                                                      ----------
                                                                       2,468,399
                                                                      ----------
Healthcare & Pharmaceuticals - 2.88%
      Medco Health Solutions 7.25% 8/15/13                520,000        584,119
      Pfizer 4.50% 2/15/14                                330,000        328,545
      Schering-Plough 6.50% 12/1/33                       605,000        644,511
      Wyeth
            6.45% 2/1/24                                  165,000        172,654
            6.50% 2/1/34                                  145,000        151,568
                                                                      ----------
                                                                       1,881,397
                                                                      ----------
Insurance - 4.47%
      American RE 7.45% 12/15/26                          155,000        178,183
      AON 7.375% 12/14/12                                 415,000        479,563
     #Farmers Insurance Exchange 144A
            8.625% 5/1/24                                 680,000        750,246
      Harleysville Group 5.75% 7/15/13                    150,000        142,952
     #Jefferson-Pilot 144A 4.75% 1/30/14                  230,000        228,100
     #Nationwide Mutual Insurance 144A
            7.875% 4/1/33                                 415,000        495,666
     #New York Life Insurance 144A
            5.875% 5/15/33                                295,000        298,926
      Progressive 6.25% 12/1/32                           325,000        345,568
                                                                      ----------
                                                                       2,919,204
                                                                      ----------
Leisure, Lodging & Entertainment - 0.12%
      Boyd Gaming 9.25% 8/1/09                             70,000         78,225
                                                                      ----------
                                                                          78,225
                                                                      ----------
Metals & Mining - 1.12%
      Phelps Dodge 9.50% 6/1/31                           500,000        734,052
                                                                      ----------
                                                                         734,052
                                                                      ----------
Miscellaneous - 0.95%
     #Corrections Corporation of America 144A
            7.50% 5/1/11                                  405,000        427,275
      PHH 7.125% 3/1/13                                   170,000        192,690
                                                                      ----------
                                                                         619,965
                                                                      ----------
Packaging & Containers - 0.67%
      Portola Packaging 10.75% 10/1/05                    235,000        236,762
     #Sealed Air 144A 5.625% 7/15/13                      190,000        197,038
                                                                      ----------
                                                                         433,800
                                                                      ----------
Paper & Forest Products - 0.47%
      Bowater 6.50% 6/15/13                               315,000        306,063
                                                                      ----------
                                                                         306,063
                                                                      ----------

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Corporate Bonds (continued)
Retail - 2.82%
      Autozone 5.50% 11/15/15                        $   670,000     $   671,366
      Kohls 7.25% 6/1/29                                 600,000         706,174
      Michaels Stores 9.25% 7/1/09                       130,000         144,950
      Office Depot 6.25% 8/15/13                         300,000         320,756
                                                                     -----------
                                                                       1,843,246
                                                                     -----------
Shopping Center REITs - 0.28%
      Developers Diversified Realty
            4.625% 8/1/10                                185,000         185,402
                                                                     -----------
                                                                         185,402
                                                                     -----------
Telecommunications - 6.89%
      AT&T 8.75% 11/15/31                              1,085,000       1,273,091
      AT&T Wireless Services
            8.75% 3/1/31                                 300,000         381,537
      Citizens Communications
            9.00% 8/15/31                                500,000         591,785
      Sprint Capital
            6.375% 5/1/09                                205,000         221,235
            8.375% 3/15/12                               145,000         171,394
            8.75% 3/15/32                                775,000         944,537
      Verizon New York 7.375% 4/1/32                     835,000         918,906
                                                                     -----------
                                                                       4,502,485
                                                                     -----------
Transportation & Shipping - 2.54%
      American Airlines 6.817% 5/23/11                   565,000         543,290
      Continental Airlines
            6.503% 6/15/11                               640,000         646,811
            7.033% 6/15/11                               327,762         298,834
            7.875% 7/2/18 Series A                       170,000         173,041
                                                                     -----------
                                                                       1,661,976
                                                                     -----------
Utilities - 5.44%
      Atmos Energy 5.125% 1/15/13                        165,000         169,390
      Avista 9.75% 6/1/08                                250,000         301,250
      Detroit Edison 6.35% 10/15/32                      500,000         537,801
      Exelon Generation 6.95% 6/15/11                    375,000         428,586
      Oncor Electric Delivery
            7.25% 1/15/33                                325,000         376,232
      PSEG Energy Holdings 7.75% 4/16/07                 335,000         355,100
      Southern California Edison
            5.00% 1/15/14                                165,000         166,205
            6.00% 1/15/34                                330,000         333,437
      TECO Energy 7.20% 5/1/11                           410,000         430,500
      TXU Energy 7.00% 3/15/13                           405,000         452,489
                                                                     -----------
                                                                       3,550,990
                                                                     -----------
Total Corporate Bonds (cost $40,245,268)                              42,915,737
                                                                     -----------
Foreign Bonds - 12.25%
Argentina - 1.19%
      Argentina Bonos 1.162% 8/3/12                    1,195,000         773,674
                                                                     -----------
                                                                         773,674
                                                                     -----------
Aruba - 2.16%
      UFJ Finance Aruba 6.75% 7/15/13                  1,315,000       1,411,256
                                                                     -----------
                                                                       1,411,256
                                                                     -----------
Bermuda - 0.99%
      Intelsat 144A
           #5.25% 11/1/08                                 85,000          88,333
           #6.50% 11/1/13                                525,000         560,668
                                                                     -----------
                                                                         649,001
                                                                     -----------

Statements                                  Delaware Extended Duration Bond Fund
  OF NET ASSETS (CONTINUED)


                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Foreign Bonds (continued)
Brazil - 1.16%
      Federal Republic of Brazil
            11.00% 8/17/40                             $  690,000     $  755,550
                                                                      ----------
                                                                         755,550
                                                                      ----------
Canada - 0.36%
      Abitibi-Consolidated 6.95% 12/15/06                 225,000        236,640
                                                                      ----------
                                                                         236,640
                                                                      ----------
Cayman Islands - 0.85%
     #[CHECK MARK]*Evergreen Funding 144A
            1.68% 11/15/10                                351,649        298,902
      Hutchison Whampoa International
           #144A 6.25% 1/24/14                            155,000        157,919
            6.50% 2/13/13                                  95,000         99,376
                                                                      ----------
                                                                         556,197
                                                                      ----------
Chile - 0.64%
      Empresa Nacional de Petroleo
            6.75% 11/15/12                                375,000        420,039
                                                                      ----------
                                                                         420,039
                                                                      ----------
Dominican Republic - 0.56%
      Dominican Republic
           *2.063% 8/30/24                                305,000        245,525
            9.04% 1/23/13                                 150,000        120,677
                                                                      ----------
                                                                         366,202
                                                                      ----------
France - 1.12%
    ++France Telecom 10.00% 3/1/31                        385,000        508,945
     #Rhodia 144A 8.875% 6/1/11                           250,000        223,750
                                                                      ----------
                                                                         732,695
                                                                      ----------
Norway - 0.34%
      Petroleum Geo-Services
            8.00% 11/5/06                                 220,000        224,950
                                                                      ----------
                                                                         224,950
                                                                      ----------
Peru - 0.30%
    ++Republic of Peru 8.75% 11/21/33                     200,000        194,500
                                                                      ----------
                                                                         194,500
                                                                      ----------
Singapore - 0.32%
     #Singapore Telecommunications 144A
            7.375% 12/1/31                                175,000        209,234
                                                                      ----------
                                                                         209,234
                                                                      ----------
South Africa - 0.58%
    **Republic of South Africa
            5.25% 5/16/13                   EUR           315,000        379,844
                                                                      ----------
                                                                         379,844
                                                                      ----------
Supranational - 0.67%
     #Central American Bank for
      Economic Integration 144A
            6.75% 4/15/13                   USD           225,000        244,558
    **International Finance
            6.75% 7/15/09                   NZD           280,000        191,847
                                                                      ----------
                                                                         436,405
                                                                      ----------
Venezuela - 1.01%
      Venezuela 9.375% 1/13/34              USD           745,000        657,463
                                                                      ----------
                                                                         657,463
                                                                      ----------
Total Foreign Bonds (cost $7,661,053)                                  8,003,650
                                                                      ----------

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Municipal Bonds - 3.73%
      California State 5.00% 2/1/33                  $  180,000       $  177,424
      Golden State Tobacco Securitization
            5.625% 6/1/38                               135,000          136,061
      Illinois State 5.10% 6/1/33                     1,050,000          980,827
      Oregon State Taxable-Pension
            5.892% 6/1/27                               725,000          763,055
      West Virginia Economic Development
            6.07% 7/1/26                                200,000          204,380
      Wisconsin State General Revenue
            5.70% 5/1/26 (FSA)                          170,000          175,705
                                                                      ----------
Total Municipal Bonds (cost $2,458,369)                                2,437,452
                                                                      ----------
U.S. Treasury Obligations - 1.79%
      U.S. Treasury Bond
         +++5.25% 11/15/28                              350,000          358,682
            5.375% 2/15/31                              410,000          434,984
      U.S. Treasury Note 4.25% 11/15/13                 375,000          378,516
                                                                      ----------
Total U.S. Treasury Obligations
      (cost $1,165,360)                                                1,172,182
                                                                      ----------

Senior Secured Loans - 6.01%
     oCenterpoint Energy Bank Loan
            12.75% 11/12/05                           1,000,000        1,150,000
     oNRG Energy Bank Loan Tranch B
            5.50% 5/8/10                                300,000          310,500
     oPlaytex Products Term Loan C
            4.66% 5/31/09                             1,000,000        1,007,500
     oQwest Communications Bank Loan
            Tranch B 6.95% 6/30/10                    1,400,000        1,456,000
                                                                      ----------
Total Senior Secured Loans
      (cost $3,744,441)                                                3,924,000
                                                                      ----------

                                                       Number of
                                                         Shares

Preferred Stock - 3.07%
Cable, Media & Publishing - 0.28%
      CSC Holdings 11.125%                                1,750          184,188
                                                                       ---------
                                                                         184,188
                                                                       ---------
Energy - 0.76%
      Nexen 7.35%                                        18,650          493,293
                                                                       ---------
                                                                         493,293
                                                                       ---------
Telecommunications - 1.96%
     #Centaur Funding 144A 9.08%                          1,000        1,279,687
                                                                       ---------
                                                                       1,279,687
                                                                       ---------
Utilities - 0.07%
      TNP Enterprises 14.50%                                 40           46,900
                                                                       ---------
                                                                          46,900
                                                                       ---------
Total Preferred Stock (cost $1,747,715)                                2,004,068
                                                                       ---------

Warrants - 0.00%
+#Solutia Warrants 144A                                     550                6
                                                                       ---------
Total Warrants (cost $46,787)                                                  6
                                                                       ---------

Statements                                  Delaware Extended Duration Bond Fund
  OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                    Amount (U.S.$) Value (U.S.$)
Repurchase Agreements - 3.58%
      With BNP Paribas 0.97% 2/2/04
            (dated 1/30/04, to be repurchased
            at $1,233,100, collateralized by
            $275,000 U.S. Treasury Notes 3.625%
            due 3/31/04, market value $279,573,
            and $980,100 U.S.Treasury Bills
            due 4/15/04, market value $978,358)       $1,233,000    $ 1,233,000
      With UBS Warburg 0.97% 2/2/04
            (dated 1/30/04, to be repurchased
            at $1,103,089, collateralized by
            $239,800 U.S. Treasury Notes 9.375%
            due 2/15/06, market value $285,990,
            $479,500 U.S. Treasury Notes 4.625%
            due 5/15/08, market value $512,181,
            $239,800 U.S. Treasury Notes 5.50%
            due 2/15/08, market value $270,360,
            and $50,700 U.S.Treasury Notes
            5.625% due 5/15/08,
            market value $56,846)                      1,103,000      1,103,000
                                                                    -----------
Total Repurchase Agreements
      (cost $2,336,000)                                               2,336,000
                                                                    -----------

Total Market Value of Securities - 102.20%
      (cost $63,335,599)                                             66,751,210
Liabilities Net of Receivables
      and Other Assets - (2.20%)                                     (1,438,164)
                                                                    -----------
Net Assets Applicable to 10,934,540
      Shares Outstanding - 100.00%                                  $65,313,046
                                                                    ===========

Net Asset Value - Delaware Extended Duration Bond Fund
      Class A ($14,372,248 / 2,405,625 Shares)                            $5.97
                                                                          -----
Net Asset Value - Delaware Extended Duration Bond Fund
      Class B ($6,318,533 / 1,057,757 Shares)                             $5.97
                                                                          -----
Net Asset Value - Delaware Extended Duration Bond Fund
      Class C ($5,414,421 / 906,432 Shares)                               $5.97
                                                                          -----
Net Asset Value - Delaware Extended Duration Bond Fund
      Institutional Class ($39,207,844 / 6,564,726 Shares)                $5.97
                                                                          -----

Components of Net Assets at January 31, 2004:
Shares of beneficial interest
  (unlimited authorization-- no par)                                $60,883,915
Undistributed net investment income***                                    4,484
Accumulated net realized gain on investments                            762,799
Net unrealized appreciation of investments                            3,661,848
                                                                    -----------
Total net assets                                                    $65,313,046
                                                                    ===========

           # Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 9 in "Notes to Financial Statements".

           * Floating Rate Note - the interest rate shown is the rate as of January 31, 2004.

          ** Principal amount is stated in the currency in which each bond is denominated.

         *** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

           + Non-income producing security for the period ended January 31, 2004.
          ++ Variable Rate Note - the interest rate shown is the rate as of January 31, 2004.

         +++ Fully or partially pledged as collateral for financial futures contracts.

           o Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

[CHECK MARK]  The security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements."

Summary of Abbreviations:
EUR - European Monetary Unit
FGIC - Federal Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
NZD - New Zealand Dollar
REITs - Real Estate Investment Trust
USD - U.S. Dollar

Net Asset Value and Offering Price per Share
  Delaware Extended Duration Bond Fund
Net asset value Class A (A)                                               $5.97
Sales charge (4.50% of offering price,
  or 4.69% of amount invested per share) (B)                               0.28
                                                                          -----
Offering price                                                            $6.25
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                                          Delaware Corporate Bond Fund
  OF ASSETS AND LIABILITIES                         January 31, 2004 (Unaudited)

Assets:
  Investments at market (cost $183,000,566)                         $189,423,455
  Receivables for securities sold                                      9,301,119
  Interest receivable                                                  2,573,048
  Subscriptions receivable                                             1,320,143
  Cash                                                                   727,029
  Due from DMC                                                           530,877
  Mark to market on futures                                               12,000
  Dividends receivable                                                     9,658
                                                                    ------------
  Total assets                                                       203,897,329
                                                                    ------------

Liabilities:
  Payables for securities purchased                                   17,233,431
  Other accrued expenses                                                 611,238
  Liquidations payable                                                   304,835
  Distributions payable                                                  139,506
  Management fees payable                                                38, 706
                                                                    ------------
  Total liabilities                                                   18,327,716
                                                                    ------------

Total Net Assets                                                    $185,569,613
                                                                    ============

See accompanying notes

                                            Delaware Extended Duration Bond Fund
                                            January 31, 2004 (Unaudited)

Assets:
  Investments at market (cost $63,335,599)                           $66,751,210
  Receivables for securities sold                                      3,510,694
  Interest receivable                                                    908,755
  Subscriptions receivable                                               554,792
  Cash                                                                   201,644
  Due from DMC                                                           182,615
  Mark to market on futures                                               85,500
  Dividends receivable                                                     8,282
                                                                     -----------
  Total assets                                                        72,203,492
                                                                     -----------

Liabilities:
  Payables for securities purchased                                    6,368,990
  Other accrued expenses                                                 216,894
  Liquidations payable                                                   200,013
  Distributions payable                                                   81,712
  Management fees payable                                                 22,837
                                                                     -----------
  Total liabilities                                                    6,890,446
                                                                     -----------

Total Net Assets                                                     $65,313,046
                                                                     ===========

See accompanying notes

Statements                         Six Months Ended January 31, 2004 (Unaudited)
  OF OPERATIONS

                                                                                             Delaware Corporate   Delaware Extended
                                                                                                 Bond Fund        Duration Bond Fund
Investment Income:
  Interest                                                                                      $ 4,729,230           $2,053,357
  Dividends                                                                                          78,623               58,549
                                                                                                -----------           ----------
                                                                                                  4,807,853            2,111,906
                                                                                                -----------           ----------
Expenses:
  Management fees                                                                                   406,805              173,309
  Distribution expense-- Class A                                                                     61,957               16,993
  Distribution expense-- Class B                                                                    103,642               29,268
  Distribution expense-- Class C                                                                    100,119               25,350
  Distribution expense-- Class R                                                                        418                   --
  Dividend disbursing and transfer agent fees and expenses                                          155,660               67,006
  Accounting and administration expenses                                                             31,866               12,380
  Registration fees                                                                                  29,250               22,500
  Reports and statements to shareholders                                                             15,580                9,144
  Custodian fees                                                                                     11,409                8,116
  Professional fees                                                                                   9,090                4,752
  Trustees' fees                                                                                      2,850                2,322
  Other                                                                                              16,585               10,699
                                                                                                -----------           ----------
                                                                                                    945,231              381,839
  Less expenses absorbed or waived                                                                 (230,392)            (136,010)
  Less waiver of distribution expenses -- Class A                                                   (10,326)              (2,832)
  Less expenses paid indirectly                                                                      (1,952)                (756)
                                                                                                -----------           ----------
  Total expenses                                                                                    702,561              242,241
                                                                                                -----------           ----------
Net Investment Income                                                                             4,105,292            1,869,665
                                                                                                -----------           ----------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
  Net realized gain (loss) on:
    Investments                                                                                   2,273,543            1,008,273
    Futures contracts                                                                              (120,240)             310,860
    Foreign currencies                                                                               32,316                6,183
                                                                                                -----------           ----------
  Net realized gain                                                                               2,185,619            1,325,316
  Net change in unrealized appreciation/depreciation of investments and foreign currencies        6,851,703            4,386,401
                                                                                                -----------           ----------
Net Realized and Unrealized Gain on Investments and Foreign Currencies                            9,037,322            5,711,717
                                                                                                -----------           ----------

Net Increase in Net Assets Resulting from Operations                                            $13,142,614           $7,581,382
                                                                                                ===========           ==========

See accompanying notes

Statements
  OF CHANGES IN NET ASSETS

                                                                         Delaware Corporate               Delaware Extended
                                                                              Bond Fund                   Duration Bond Fund

                                                                    Six Months          Year          Six Months         Year
                                                                       Ended            Ended            Ended           Ended
                                                                      1/31/04          7/31/03          1/31/04         7/31/03
                                                                    (Unaudited)                       (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                             $  4,105,292     $  6,749,068     $ 1,869,665     $ 4,590,208
  Net realized gain on investments and foreign currencies              2,185,619        5,327,321       1,325,316       4,625,625
  Net change in unrealized appreciation/depreciation of investments
     and foreign currencies                                            6,851,703        1,046,720       4,386,401         992,913
                                                                    ------------     ------------     -----------     -----------
  Net increase in net assets resulting from operations                13,142,614       13,123,109       7,581,382      10,208,746
                                                                    ------------     ------------     -----------     -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                           (1,076,956)      (1,515,366)       (334,952)       (465,892)
    Class B                                                             (466,752)        (825,298)       (152,004)       (256,436)
    Class C                                                             (450,577)        (564,484)       (131,712)       (157,965)
    Class R                                                               (3,054)              --              --              --
    Institutional Class                                               (2,191,315)      (4,105,988)     (1,264,408)     (3,759,954)

  Net realized gain on investments:
    Class A                                                             (666,553)              --        (196,655)             --
    Class B                                                             (334,310)              --         (95,246)             --
    Class C                                                             (328,900)              --         (83,559)             --
    Class R                                                               (3,123)              --              --              --
    Institutional Class                                               (1,261,445)              --        (614,720)             --
                                                                    ------------     ------------     -----------     -----------
                                                                      (6,782,985)      (7,011,136)     (2,873,256)     (4,640,247)
                                                                    ------------     ------------     -----------     -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                           22,838,936       28,428,524       6,182,691       8,355,235
    Class B                                                            4,647,688       10,606,945       1,164,920       2,552,661
    Class C                                                            6,377,706       14,081,885       1,212,846       4,380,382
    Class R                                                              687,375                6              --              --
    Institutional Class                                               22,606,495       33,176,155       5,520,302       8,696,274

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                            1,200,176          918,175         327,268         254,133
    Class B                                                              475,847          403,587         149,673         128,541
    Class C                                                              553,082          347,700         147,351          86,622
    Class R                                                                5,757               --              --              --
    Institutional Class                                                1,701,801        3,551,075         580,671       3,295,783
                                                                    ------------     ------------     -----------     -----------
                                                                      61,094,863       91,514,052      15,285,722      27,749,631
                                                                    ------------     ------------     -----------     -----------
  Cost of shares repurchased:
    Class A                                                           (9,397,867)     (13,657,834)     (2,473,983)     (3,970,562)
    Class B                                                           (2,893,234)      (5,003,085)       (795,380)       (987,678)
    Class C                                                           (4,548,432)      (2,485,947)     (1,066,089)     (1,199,321)
    Class R                                                              (28,071)              --              --              --
    Institutional Class                                               (9,332,525)     (20,549,038)    (19,901,624)    (23,741,044)
                                                                    ------------     ------------     -----------     -----------
                                                                     (26,200,129)     (41,695,904)    (24,237,076)    (29,898,605)
                                                                    ------------     ------------     -----------     -----------
Increase (decrease) in net assets derived from capital share
  transactions                                                        34,894,734       49,818,148      (8,951,354)     (2,148,974)
                                                                    ------------     ------------     -----------     -----------
Net Increase (Decrease) in Net Assets                                 41,254,363       55,930,121      (4,243,228)      3,419,525

Net Assets:
  Beginning of period                                                144,315,250       88,385,129      69,556,274      66,136,749
                                                                    ------------     ------------     -----------     -----------
  End of period (including undistributed (distributions
    in excess of) net investment income of $99,618 and
    $(9,687) for Delaware Corporate Bond Fund and
    $4,484 and $(1,683) for Delaware Extended Duration
    Bond Fund)                                                      $185,569,613     $144,315,250     $65,313,046     $69,556,274
                                                                    ============     ============     ===========     ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 Delaware Corporate Bond Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(1)
                                                               Ended                             Year Ended                   to
                                                             1/31/04(2)   7/31/03     7/31/02(4)   7/31/01      7/31/00     7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $5.620      $5.220       $5.370      $5.070       $5.280      $5.500

Income (loss) from investment operations:
Net investment income                                           0.159       0.339        0.364       0.370        0.353       0.201
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.318       0.410       (0.152)      0.299       (0.210)     (0.216)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.477       0.749        0.212       0.669        0.143      (0.015)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.155)     (0.349)      (0.362)     (0.369)      (0.353)     (0.201)
Net realized gain on investments                               (0.092)         --           --          --           --      (0.004)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.247)     (0.349)      (0.362)     (0.369)      (0.353)     (0.205)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $5.850      $5.620       $5.220      $5.370       $5.070      $5.280
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 8.60%      14.61%        4.02%      13.72%        2.85%      (0.34%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $50,961     $34,707      $17,932      $5,596       $2,790      $1,377
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.13%       1.32%        1.22%       1.20%        1.27%       1.26%
Ratio of net investment income to average net assets            5.31%       5.98%        6.79%       7.16%        6.84%       5.75%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.98%       5.46%        6.37%       6.76%        6.37%       5.29%
Portfolio turnover                                               353%        861%        1044%        709%         118%        175%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 Delaware Corporate Bond Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(1)
                                                               Ended                             Year Ended                   to
                                                             1/31/04(2)   7/31/03     7/31/02(4)   7/31/01      7/31/00     7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $5.620      $5.220       $5.370      $5.070       $5.280      $5.500

Income (loss) from investment operations:
Net investment income                                           0.137       0.298        0.325       0.331        0.315       0.171
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.318       0.410       (0.152)      0.300       (0.210)     (0.216)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.455       0.708        0.173       0.631        0.105      (0.045)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.133)     (0.308)      (0.323)     (0.331)      (0.315)     (0.171)
Net realized gain on investments                               (0.092)         --           --          --           --      (0.004)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.225)     (0.308)      (0.323)     (0.331)      (0.315)     (0.175)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $5.850      $5.620       $5.220      $5.370       $5.070      $5.280
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 8.20%      13.78%        3.25%      12.89%        2.09%      (0.88%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $21,589     $18,551      $11,709      $4,736       $2,057      $1,236
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.83%       2.03%        1.97%       1.95%        2.02%       2.01%
Ratio of net investment income to average net assets            4.56%       5.23%        6.04%       6.41%        6.09%       5.00%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.28%       4.75%        5.62%       6.01%        5.62%       4.54%
Portfolio turnover                                               353%        861%        1044%        709%         118%        175%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 Delaware Corporate Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(1)
                                                               Ended                             Year Ended                   to
                                                             1/31/04(2)   7/31/03     7/31/02(4)   7/31/01      7/31/00     7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $5.620      $5.220       $5.370      $5.070       $5.280      $5.500

Income (loss) from investment operations:
Net investment income                                           0.137       0.297        0.324       0.331        0.316       0.171
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.318       0.410       (0.152)      0.299       (0.210)     (0.216)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.455       0.707        0.172       0.630        0.106      (0.045)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.133)     (0.307)      (0.322)     (0.330)      (0.316)     (0.171)
Net realized gain on investments                               (0.092)         --           --          --           --      (0.004)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.225)     (0.307)      (0.322)     (0.330)      (0.316)     (0.175)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $5.850      $5.620       $5.220      $5.370       $5.070      $5.280
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 8.19%      13.77%        3.24%      12.88%        2.10%      (0.88%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $21,480     $18,313       $6,063      $1,804         $296        $303
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.83%       2.03%        1.97%       1.95%        2.02%       2.01%
Ratio of net investment income to average net assets            4.56%       5.23%        6.04%       6.41%        6.09%       5.00%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.28%       4.75%        5.62%       6.01%        5.62%       4.54%
Portfolio turnover                                               353%        861%        1044%        709%         118%        175%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                      Delaware Corporate Bond Fund Class R
------------------------------------------------------------------------------------------
                                                             Six Months  6/2/03(1)
                                                               Ended        to
                                                             1/31/04(2)   7/31/03
                                                            (Unaudited)
Net asset value, beginning of period                           $5.620      $5.930

Income (loss) from investment operations:
Net investment income                                           0.133       0.030
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.319      (0.300)
                                                               ------      ------
Total from investment operations                                0.452      (0.270)
                                                               ------      ------

Less dividends and distributions from:
Net investment income                                          (0.130)     (0.040)
Net realized gain on investments                               (0.092)         --
                                                               ------      ------
Total dividends and distributions                              (0.222)     (0.040)
                                                               ------      ------

Net asset value, end of period                                 $5.850      $5.620
                                                               ======      ======

Total return(3)                                                 8.59%       4.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $665          $0
Ratio of expenses to average net assets                         1.15%       1.15%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.43%       1.57%
Ratio of net investment income to average net assets            4.66%       4.93%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.28%       4.51%
Portfolio turnover                                               353%        861%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Corporate Bond Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(1)
                                                               Ended                             Year Ended                   to
                                                             1/31/04(2)   7/31/03     7/31/02(4)   7/31/01      7/31/00     7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $5.620      $5.220       $5.370      $5.070       $5.280      $5.500

Income (loss) from investment operations:
Net investment income                                           0.166       0.354        0.378       0.383        0.367       0.212
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.318       0.410       (0.152)      0.300       (0.210)     (0.216)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.484       0.764        0.226       0.683        0.157      (0.004)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.162)     (0.364)      (0.376)     (0.383)      (0.367)     (0.212)
Net realized gain on investments                               (0.092)         --           --          --           --      (0.004)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.254)     (0.364)      (0.376)     (0.383)      (0.367)     (0.216)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $5.850      $5.620       $5.220      $5.370       $5.070      $5.280
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                 8.73%      14.92%        4.29%      14.02%        3.12%      (0.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $90,874     $72,744      $52,681     $54,312      $55,088     $55,201
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.55%        0.55%       0.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.83%       1.03%        0.97%       0.95%        1.02%       1.01%
Ratio of net investment income to average net assets            5.56%       6.23%        7.04%       7.41%        7.09%       6.00%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      5.28%       5.75%        6.62%       7.01%        6.62%       5.54%
Portfolio turnover                                               353%        861%        1044%        709%         118%        175%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Extended Duration Bond Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(1)
                                                               Ended                             Year Ended                   to
                                                             1/31/04(2)   7/31/03     7/31/02(4)   7/31/01      7/31/00     7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $5.550      $5.050       $5.260      $4.890       $5.150      $5.500

Income (loss) from investment operations:
Net investment income                                           0.174       0.373        0.384       0.369        0.360       0.206
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.517       0.500       (0.218)      0.370       (0.260)     (0.347)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.691       0.873        0.166       0.739        0.100      (0.141)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.174)     (0.373)      (0.376)     (0.369)      (0.360)     (0.206)
Net realized gain on investments                               (0.097)         --           --          --           --      (0.003)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.271)     (0.373)      (0.376)     (0.369)      (0.360)     (0.209)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $5.970      $5.550       $5.050      $5.260       $4.890      $5.150
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                12.63%      17.55%        3.16%      15.76%        2.08%      (2.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $14,372      $9,539       $4,629      $3,346       $1,948      $1,042
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.28%       1.24%        1.23%       1.26%        1.23%       1.27%
Ratio of net investment income to average net assets            5.95%       6.65%        7.34%       7.38%        7.24%       5.88%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      5.47%       6.21%        6.91%       6.92%        6.81%       5.41%
Portfolio turnover                                               301%        789%         923%        642%         115%        201%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Extended Duration Bond Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(1)
                                                               Ended                             Year Ended                   to
                                                             1/31/04(2)   7/31/03     7/31/02(4)   7/31/01      7/31/00     7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $5.550      $5.050       $5.260      $4.890       $5.150      $5.500

Income (loss) from investment operations:
Net investment income                                           0.152       0.332        0.343       0.331        0.323       0.172
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.517       0.500       (0.218)      0.370       (0.260)     (0.347)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.669       0.832        0.125       0.701        0.063      (0.175)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.152)     (0.332)      (0.335)     (0.331)      (0.323)     (0.172)
Net realized gain on investments                               (0.097)         --           --          --           --      (0.003)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.249)     (0.332)      (0.335)     (0.331)      (0.323)     (0.175)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $5.970      $5.550       $5.050      $5.260       $4.890      $5.150
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                12.22%      16.70%        2.37%      14.90%        1.32%      (3.28%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $6,319      $5,375       $3,413      $1,175         $476        $114
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.98%       1.95%        1.98%       2.01%        1.98%       2.02%
Ratio of net investment income to average net assets            5.20%       5.90%        6.59%       6.63%        6.49%       5.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.77%       5.50%        6.16%       6.17%        6.06%       4.66%
Portfolio turnover                                               301%        789%         923%        642%         115%        201%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Extended Duration Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(1)
                                                               Ended                             Year Ended                   to
                                                             1/31/04(2)   7/31/03     7/31/02(4)   7/31/01      7/31/00     7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $5.550      $5.050       $5.260      $4.890       $5.150      $5.500

Income (loss) from investment operations:
Net investment income                                           0.152       0.331        0.343       0.331        0.323       0.180
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.517       0.500       (0.218)      0.370       (0.260)     (0.347)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.669       0.831        0.125       0.701        0.063      (0.167)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.152)     (0.331)      (0.335)     (0.331)      (0.323)     (0.180)
Net realized gain on investments                               (0.097)         --           --          --           --      (0.003)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.249)     (0.331)      (0.335)     (0.331)      (0.323)     (0.183)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $5.970      $5.550       $5.050      $5.260       $4.890      $5.150
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                12.21%      16.67%        2.37%      14.88%        1.32%      (3.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $5,414      $4,751       $1,431        $408          $87         $58
Ratio of expenses to average net assets                         1.55%       1.55%        1.55%       1.55%        1.55%       1.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.98%       1.95%        1.98%       2.01%        1.98%       2.02%
Ratio of net investment income to average net assets            5.20%       5.90%        6.59%       6.63%        6.49%       5.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.77%       5.50%        6.16%       6.17%        6.06%       4.66%
Portfolio turnover                                               301%        789%         923%        642%         115%        201%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Extended Duration Bond Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                                                   9/15/98(1)
                                                               Ended                             Year Ended                   to
                                                             1/31/04(2)   7/31/03     7/31/02(4)   7/31/01      7/31/00     7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $5.550      $5.050       $5.260      $4.890       $5.150      $5.500

Income (loss) from investment operations:
Net investment income                                           0.182       0.387        0.397       0.382        0.372       0.215
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.517       0.500       (0.218)      0.370       (0.260)     (0.347)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.699       0.887        0.179       0.752        0.112      (0.132)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions from:
Net investment income                                          (0.182)     (0.387)      (0.389)     (0.382)      (0.372)     (0.215)
Net realized gain on investments                               (0.097)         --           --          --           --      (0.003)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.279)     (0.387)      (0.389)     (0.382)      (0.372)     (0.218)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $5.970      $5.550       $5.050      $5.260       $4.890      $5.150
                                                               ======      ======       ======      ======       ======      ======

Total return(3)                                                12.78%      17.87%        3.43%      16.05%        2.34%      (2.52%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $39,208     $49,891      $56,664     $61,993      $61,955     $55,631
Ratio of expenses to average net assets                         0.55%       0.55%        0.55%       0.55%        0.55%       0.55%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.98%       0.95%        0.98%       1.01%        0.98%       1.02%
Ratio of net investment income to average net assets            6.20%       6.90%        7.59%       7.63%        7.49%       6.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      5.77%       6.50%        7.16%       7.17%        7.06%       5.66%
Portfolio turnover                                               301%        789%         923%        642%         115%        201%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.008, a decrease in net realized and unrealized gain (loss) per share of $0.008, and an increase in the ratio of net investment income to average net assets of 0.15%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Notes                                       Delaware Corporate Bond Fund
  TO FINANCIAL STATEMENTS                   Delaware Extended Duration Bond Fund
                                            January 31, 2004 (Unaudited)

Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to the Delaware Corporate Bond Fund and the Delaware Extended Duration Bond Fund (each referred to as a "Fund" or collectively as the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of January 31, 2004, Delaware Extended Duration Bond Fund Class R had not commenced operations.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Equity securities except those traded in the NASDAQ Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events). At January 31, 2004, there were five fair valued securities in Delaware Corporate Bond Fund representing 1.79% of the Fund's Net Assets and three fair valued securities in Delaware Extended Duration Bond Fund representing 2.52% of the Fund's Net Assets.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gains on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the period ended January 31, 2004 were as follows:

                                  Delaware                  Delaware
                                  Corporate            Extended Duration
                                  Bond Fund                Bond Fund
                                  ---------            -----------------
Commission reimbursements           $1,952                   $756
Earnings credits                        --                     --

Notes                                       Delaware Corporate Bond Fund
 TO FINANCIAL STATEMENTS (CONTINUED)        Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                  Delaware                  Delaware
                                  Corporate            Extended Duration
                                  Bond Fund                Bond Fund
                                  ---------            -----------------
On the first $500 million           0.500%                  0.550%
On the next $500 million            0.475%                  0.500%
On the next $1.5 billion            0.450%                  0.450%
In excess of $2.5 billion           0.425%                  0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets for each Fund through September 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Funds pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through September 30, 2004 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At January 31, 2004, each Fund had liabilities payable to affiliates as follows:

                                          Delaware                  Delaware
                                          Corporate            Extended Duration
                                          Bond Fund                Bond Fund
                                          ---------            -----------------
Investment Management fee
  payable to DMC                           $38,706                  $22,837
Dividend disbursing, transfer agent
  fees, accounting and other
  expenses payable to DSC                   40,377                   17,822
Other expenses payable to
  DMC and affiliates*                       3,423                     1,237

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

 For the period ended January 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund                         $17,096
Delaware Extended Duration Bond Fund                   6,051

Certain officers of DMC, DSC and DDLP are officers, and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments
For the six months ended January 31, 2004, the Funds made purchases and sales of investment securities as follows:

                                          Delaware                  Delaware
                                          Corporate            Extended Duration
                                          Bond Fund                Bond Fund
                                          ---------            -----------------
Purchases other than
  U.S. government securities and
  short-term investments                $177,782,645              $57,679,618
Purchases of
  U.S. government securities             134,292,159               37,092,797
Sales other than
  U.S. government securities and
  short-term investments                 146,794,652               68,348,963
Sales of U.S. government
  securities                             134,467,382               36,234,211

At January 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                          Delaware                  Delaware
                                          Corporate            Extended Duration
                                          Bond Fund                Bond Fund
                                          ---------            -----------------
Cost of investments                      $183,178,290            $63,343,000
                                         ============            ===========
Aggregate unrealized appreciation          $7,366,328             $3,973,483
Aggregate unrealized depreciation          (1,121,163)              (565,273)
                                         ------------            -----------
Net unrealized appreciation                $6,245,165             $3,408,210
                                         ============            ===========

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ending January 31, 2004 and the year ended July 31, 2003 was as follows:

                             Delaware Corporate           Delaware Extended
                                  Bond Fund               Duration Bond Fund
                             ------------------           ------------------
                         Six Months        2003        Six Months       2003
                          Ended                          Ended
                         1/31/04*                       1/31/04*
Ordinary income         $4,188,654      $7,011,136     $1,883,076    $4,640,247
Long-term
  capital gain           2,594,331              --        990,180            --
                        ----------      ----------     ----------    ----------
                        $6,782,985      $7,011,136     $2,873,256    $4,640,247
                        ==========      ==========     ==========    ==========

*Tax information for the period ended January 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2004, the estimated components of net assets on a tax basis were as follows:

                                          Delaware                  Delaware
                                          Corporate            Extended Duration
                                          Bond Fund                Bond Fund
                                          ---------            -----------------
Shares of beneficial interest           $178,099,903              $60,883,915
Undistributed ordinary income                 99,618                    4,484
Undistributed long term capital gain       1,088,260                  759,125
Unrealized appreciation
  on investments and
  foreign currencies                       6,281,832                3,665,522
                                        ------------              -----------
Net Assets                              $185,569,613              $65,313,046
                                        ============              ===========

Notes                                       Delaware Corporate Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)       Delaware Extended Duration Bond Fund

5. Capital Shares
Transactions in capital shares were as follows:

                                             Delaware Corporate     Delaware Extended
                                                   Bond Fund        Duration Bond Fund
                                             ------------------     ------------------
                                           Six Months    Year      Six Months     Year
                                             Ended       Ended        Ended       Ended
                                            1/31/04     7/31/03      1/31/04     7/31/03
Shares sold:
  Class A                                  3,962,520   5,013,367    1,059,565   1,456,924
  Class B                                    809,806   1,890,068      201,530     449,772
  Class C                                  1,107,870   2,471,148      208,382     773,883
  Class R                                    117,493           1           --          --
  Institutional Class                      3,917,870   5,967,397      947,556   1,572,296

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                    207,683     164,198       55,942      45,798
  Class B                                     82,399      72,256       25,620      23,194
  Class C                                     95,757      61,964       25,227      15,453
  Class R                                        992          --           --          --
  Institutional Class                        294,543     637,752       99,717     600,939
                                         -----------  ----------   ----------   ---------
                                          10,596,933  16,278,151    2,623,539   4,938,259
                                         -----------  ----------   ----------   ---------

Shares repurchased:
  Class A                                 (1,637,131) (2,435,058)    (430,228)   (698,863)
  Class B                                   (503,315)   (902,814)    (138,661)   (179,404)
  Class C                                   (791,821)   (434,901)    (184,063)   (215,847)
  Class R                                     (4,851)         --           --          --
  Institutional Class                     (1,625,775) (3,745,700)  (3,479,975) (4,395,521)
                                         -----------  ----------   ----------   ---------
                                          (4,562,893) (7,518,473)  (4,232,927) (5,489,635)
                                         -----------  ----------   ----------   ---------
Net increase (decrease)                    6,034,040   8,759,678   (1,609,388)   (551,376)
                                         ===========  ==========   ==========   =========

Class B shares converted to Class A shares*

                                        Six Months              Year Ended
                                       Ended 1/31/04             7/31/03
                                      Shares    Value      Shares        Value
                                      ------    -----      ------        -----
Delaware Corporate Bond Fund           5,668   $32,869     14,784       $83,540
Delaware Extended Duration Fund           --        --        309         1,889

*The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of January 31, 2004, or at any time during the year.

Notes                                       Delaware Corporate Bond Fund
  TO FINANCIAL STATEMENTS (CONTINUED)       Delaware Extended Duration Bond Fund


7. Foreign Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at January 31, 2004.

8. Futures Contracts
Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with each Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker, (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at January 31, 2004 were as follows:

                                       Contracts
Fund                                   to Buy                                   Notional Cost  Expiration Date  Unrealized Gain/Loss
----                                   ---------                                -------------  ---------------  --------------------
Delaware Corporate Bond Fund           16 U.S. 20 Year Treasury Bond Contracts   $ 1,812,128      March 2004         $(30,628)
Delaware Extended Duration Bond Fund   114 U.S. 20 Year Treasury Bond Contracts  $12,449,706      March 2004         $243,481

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in each Fund's net assets.

9. Credit and Market Risk
Each Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in a Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                      Contact Information
Jude T. Driscoll                             Joseph H. Hastings                       Investment Manager
Chairman                                     Executive Vice President and             Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                         International Affiliate
Walter P. Babich                                                                      Delaware International Advisers Ltd.
Board Chairman                               Richelle S. Maestro                      London, England
Citadel Construction Corporation             Senior Vice President,
King of Prussia, PA                          Chief Legal Officer and Secretary        National Distributor
                                             Delaware Investments Family of Funds     Delaware Distributors, L.P.
John H. Durham                               Philadelphia, PA                         Philadelphia, PA
Private Investor
Gwynedd Valley, PA                           Michael P. Bishof                        Shareholder Servicing, Dividend
                                             Senior Vice President and Treasurer      Disbursing and Transfer Agent
John A. Fry                                  Delaware Investments Family of Funds     Delaware Service Company, Inc.
President                                    Philadelphia, PA                         2005 Market Street
Franklin & Marshall College                                                           Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                      For Shareholders
Anthony D. Knerr                                                                      800 523-1918
Managing Director
Anthony Knerr & Associates                                                            For Securities Dealers and Financial
New York, NY                                                                          Institutions Representatives Only
                                                                                      800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                 Web site
National Gallery of Art                                                               www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8573)                                                        Printed in the USA
SA-460 [1/04] IVES 3/04                                                    J9596

                                          Delaware
                                          Investments(SM)
                                          ---------------
FIXED INCOME                              A member of Lincoln Financial Group(R)




Semiannual Report JANUARY 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE DELCHESTER FUND










[LOGO]
Powered By Research.(SM)

Table
  OF CONTENTS
----------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                               1

   Statement of Assets and Liabilities                   6

   Statement of Operations                               7

   Statements of Changes in Net Assets                   8

   Financial Highlights                                  9

   Notes to Financial Statements                        13
----------------------------------------------------------










Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statement                                           Delaware Delchester Fund
  OF NET ASSETS                                     January 31, 2004 (Unaudited)

                                                         Principal              Market
                                                       Amount (U.S.$)        Value (U.S.$)
Asset-Backed Securities - 0.73%
     #GSAMP 2002-HE2N 144A
       8.25% 10/20/32                                      $  195,694          $   196,359
CHECK#Carlyle High Yield Partners 144A
       12.24% 5/31/07                                       1,000,000            1,029,918
     #Master NIM 2003-OPT2 144A
       9.79% 5/26/33                                          903,462              907,627
CHECK#South Street CBO 1999-1A A1 144A
       7.16% 7/1/11                                           900,000              827,158
                                                                               -----------
Total Asset-Backed Securities
   (cost $2,931,991)                                                             2,961,062
                                                                               -----------
Collateralized Mortgage Obligations - 0.73%
   **#Prudential Securities Secured Financing
       1998 C1-J 144A 7.391% 5/15/13                          850,000              705,766
   **#Salomon Brothers Mortgage Securities
       1999 C1-J 144A 7.00% 5/18/32                         2,730,000            2,228,772
                                                                               -----------
Total Collateralized Mortgage Obligations
   (cost $2,770,487)                                                             2,934,538
                                                                               -----------
Corporate Bonds - 75.75%
Aerospace & Defense - 0.95%
     =Argo-Tech 8.625% 10/1/07                              1,250,000            1,262,500
     #Armor Holdings 144A 8.25% 8/15/13                     2,355,000            2,561,063
                                                                               -----------
                                                                                 3,823,563
                                                                               -----------
Automobiles & Automotive Parts - 2.47%
    #*Advanced Accessory Holdings 144A
       13.25% 12/15/11                                      4,350,000            2,512,125
      Advanced Accessory Systems
       10.75% 6/15/11                                       1,100,000            1,232,000
      Collins & Aikman Products
       10.75% 12/31/11                                      1,805,000            1,777,925
      =11.50% 4/15/06                                         860,000              819,150
     #CSK Auto 144A 7.00% 1/15/14                             560,000              551,600
     #Metaldyne 144A 10.00% 11/1/13                         1,335,000            1,361,700
      UIS 9.375% 6/15/13                                    1,540,000            1,728,650
     oVenture Holdings Trust 12.00% 6/1/09                  3,465,000               17,325
                                                                               -----------
                                                                                10,000,475
                                                                               -----------

Banking, Finance & Insurance - 2.63%
     #Crum & Forster Holdings 144A
       10.375% 6/15/13                                      1,875,000            2,118,750
     #Farmers Exchange Capital 144A
       7.20% 7/15/48                                        2,550,000            2,400,351
      Finova Group 7.50% 11/15/09                           4,885,000            3,211,887
     =TIG Holdings 8.125% 4/15/05                           2,810,000            2,901,325
                                                                               -----------
                                                                                10,632,313
                                                                               -----------

Buildings & Materials - 3.58%
     =Foster Wheeler 6.75% 11/15/05                         3,415,000            3,022,275
     #Lone Star Industries 144A
       8.85% 6/15/05                                        1,730,000            1,833,800
      Schuler Homes 10.50% 7/15/11                          1,990,000            2,348,200
      Standard-Pacific 9.25% 4/15/12                        1,965,000            2,289,225
     =Technical Olympic USA 10.375% 7/1/12                  2,440,000            2,818,200
      WCI Communities 10.625% 2/15/11                       1,900,000            2,147,000
                                                                               -----------
                                                                                14,458,700
                                                                               -----------

Business Services - 0.30%
      Brickman Group 11.75% 12/15/09                        1,040,000            1,224,600
                                                                               -----------
                                                                                 1,224,600
                                                                               -----------

Statement                                           Delaware Delchester Fund
  OF NET ASSETS                                     January 31, 2004 (Unaudited)

                                                         Principal              Market
                                                       Amount (U.S.$)        Value (U.S.$)
Corporate Bonds (continued)
Cable, Media & Publishing -- 10.36%
     #Atlantic Broadband Finance 144A
       9.375% 1/15/14                                     $ 4,525,000          $ 4,615,500
      Charter Communications Holdings
       10.75% 10/1/09                                       5,225,000            4,911,500
     #Charter Communications Holdings II
       144A 10.25% 9/15/10                                  5,175,000            5,511,374
     =Insight Midwest 10.50% 11/1/10                        2,675,000            2,855,563
     =Lodgenet Entertainment
       9.50% 6/15/13                                        3,385,000            3,791,200
     =Mediacom Broadband 11.00% 7/15/13                     2,920,000            3,226,600
     =PanAmSat 8.50% 2/1/12                                 3,385,000            3,689,650
      PEI Holdings 11.00% 3/15/10                           1,145,000            1,339,650
     #Sheridan Acquisition 144A
       10.25% 8/15/11                                       1,835,000            1,981,800
      Vertis 10.875% 6/15/09                                2,860,000            3,017,300
      XM Satellite Radio 12.00% 6/15/10                     2,550,000            2,945,250
    #=Young Broadcasting 144A
       8.75% 1/15/14                                        3,735,000            3,977,775
                                                                               -----------
                                                                                41,863,162
                                                                               -----------

Chemicals -- 2.74%
      Huntsman International 9.875% 3/1/09                  1,455,000            1,593,225
   #*=Johnsondiversey Holdings 144A
       10.67% 5/15/13                                       2,970,000            2,450,250
    #=Nalco 144A 7.75% 11/15/11                             2,060,000            2,183,600
     #Resolution Performance Products 144A
       8.00% 12/15/09                                       2,020,000            2,090,700
    o=Solutia 6.72% 10/15/37                                5,800,000            2,755,000
                                                                               -----------
                                                                                11,072,775
                                                                               -----------

Computers & Technology -- 2.21%
      Activant Solutions 10.50% 6/15/11                     1,290,000            1,419,000
      Northern Telecom Capital
       7.875% 6/15/26                                       4,205,000            4,499,350
     #Stratus Technologies 144A
       10.375% 12/1/08                                      2,795,000            3,032,575
                                                                               -----------
                                                                                 8,950,925
                                                                               -----------

Consumer Products - 2.01%
     =American Greetings 11.75% 7/15/08                     2,245,000            2,626,650
     #Elizabeth Arden 144A 7.75% 1/15/14                    1,110,000            1,143,300
     #Hines Nurseries 144A 10.25% 10/1/11                   1,095,000            1,209,975
     =Salton 10.75% 12/15/05                                3,060,000            3,144,150
                                                                               -----------
                                                                                 8,124,075
                                                                               -----------
Consumer Services - 0.43%
      Alderwoods Group 12.25% 1/2/09                        1,530,000            1,721,250
                                                                               -----------
                                                                                 1,721,250
                                                                               -----------
Electronics & Electrical Equipment - 0.90%
     #Communications & Power Industries
       144A 8.00% 2/1/12                                    3,510,000            3,632,850
                                                                               -----------
                                                                                 3,632,850
                                                                               -----------

Energy - 3.11%
      Citgo Petroleum 11.375% 2/1/11                        2,695,000            3,234,000
     =Dynegy Holdings 8.75% 2/15/12                         1,525,000            1,547,875
    #=Dynegy Holdings 144A 10.125% 7/15/13                 3,435,000            3,864,375
     =Hanover Equipment Trust 2001
       8.50% 9/1/08                                         1,245,000            1,350,825
     #Hilcorp Energy 144A 10.50% 9/1/10                     1,290,000            1,451,250
     =Sonat 7.625% 7/15/11                                  1,205,000            1,125,169
                                                                               -----------
                                                                                12,573,494
                                                                               -----------

Statement                                               Delaware Delchester Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal              Market
                                                       Amount (U.S.$)        Value (U.S.$)
Corporate Bonds (continued)
Environmental Services - 1.59%
     #Casella Waste Systems 144A
       9.75% 2/1/13                                       $ 1,200,000          $ 1,362,000
      IESI 10.25% 6/15/12                                   4,350,000            4,806,750
     #MSW Energy Holdings 144A
       7.375% 9/1/10                                          225,000              237,375
                                                                               -----------
                                                                                 6,406,125
                                                                               -----------

Food, Beverage & Tobacco - 4.21%
     oAvado Brands 9.75% 6/1/06                             1,540,000              654,500
      B&G Foods 9.625% 8/1/07                               4,480,000            4,659,200
      Chiquita Brands 10.56% 3/15/09                        1,260,000            1,404,900
     #Commonwealth Brands 144A
       10.625% 9/1/08                                       2,250,000            2,531,250
      Denny's 12.75% 9/30/07                                2,275,000            2,479,750
     #Le-Natures 144A 9.50% 6/15/13                         2,375,000            2,553,125
     #O'Charleys 144A 9.00% 11/1/13                         2,635,000            2,727,225
                                                                               -----------
                                                                                17,009,950
                                                                               -----------

Healthcare & Pharmaceuticals - 1.29%
     #Mariner Health 144A
       8.25% 12/15/13                                       1,475,000            1,511,875
      Team Health 12.00% 3/15/09                            3,385,000            3,706,575
                                                                               -----------
                                                                                 5,218,450
                                                                               -----------

Industrial Machinery - 0.48%
      Interline Brands 11.50% 5/15/11                       1,750,000            1,951,250
                                                                               -----------
                                                                                 1,951,250
                                                                               -----------

Leisure, Lodging & Entertainment - 2.19%
      Boyd Gaming 9.25% 8/1/09                                895,000            1,000,163
      Choctaw Resort Development Enterprise
       9.25% 4/1/09                                         1,700,000            1,861,500
      Hard Rock Hotel 8.875% 6/1/13                         1,550,000            1,689,500
      Herbst Gaming 10.75% 9/1/08                           1,335,000            1,508,550
     #Poster Financial Group 144A
       8.75% 12/1/11                                          435,000              460,556
    #*Town Sports International 144A
       11.00% 2/1/14                                        4,000,000            2,310,000
                                                                               -----------
                                                                                 8,830,269
                                                                               -----------

Metals & Mining - 0.90%
     =AK Steel 7.75% 6/15/12                                2,010,000            1,768,800
      United States Steel 10.75% 8/1/08                     1,605,000            1,885,875
                                                                               -----------
                                                                                 3,654,675
                                                                               -----------

Packaging & Containers - 1.76%
     =AEP Industries 9.875% 11/15/07                        1,720,000            1,771,600
     #Great Lakes Dredge & Dock 144A
       7.75% 12/15/13                                       1,685,000            1,798,738
     #Portola Packaging 144A 8.25% 2/1/12                     735,000              764,400
     =Radnor Holdings 11.00% 3/15/10                        1,810,000            1,656,150
     #Tekni-Plex 144A 8.75% 11/15/13                        1,042,000            1,109,730
                                                                               -----------
                                                                                 7,100,618
                                                                               -----------

Paper & Forest Products - 3.44%
      Consolidated Container
       10.125% 7/15/09                                      3,490,000            2,774,550
      Fort James 7.75% 11/15/23                               905,000              961,563
      Georgia-Pacific 9.375% 2/1/13                         5,225,000            5,917,312
      Potlatch 12.50% 12/1/09                               3,425,000            4,229,875
                                                                               -----------
                                                                                13,883,300
                                                                               -----------

Statement                                               Delaware Delchester Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal              Market
                                                       Amount (U.S.$)        Value (U.S.$)
Corporate Bonds (continued)
Real Estate - 0.56%
      Tanger Properties REIT 9.125% 2/15/08               $ 2,080,000          $ 2,277,600
                                                                               -----------
                                                                                 2,277,600
                                                                               -----------

Retail - 4.03%
     #FTD 144A 7.75% 2/15/14                                2,200,000            2,200,000
     *J Crew Intermediate 16.00% 5/15/08                    5,072,942            4,185,177
     =J Crew Operating 10.375% 10/15/07                     2,643,000            2,735,505
     =Office Depot 10.00% 7/15/08                           2,580,000            3,108,900
      Petco Animal Supplies 10.75% 11/1/11                  1,130,000            1,339,050
     =Remington Arms 10.50% 2/1/11                          2,555,000            2,708,300
                                                                               -----------
                                                                                16,276,932
                                                                               -----------
Telecommunications - 8.73%
     =Alamosa Delaware 11.00% 7/31/10                       1,488,000            1,610,760
    #=Alamosa Delaware 144A
       8.50% 1/31/12                                        2,075,000            2,033,500
     #Alaska Communications Systems
       Holdings 144A 9.875% 8/15/11                         2,680,000            2,881,000
    *oAllegiance Telecom 11.75% 2/15/08                     2,075,000              747,000
      Centennial Cellular Operating
       10.125% 6/15/13                                      3,225,000            3,499,124
      Cincinnati Bell 8.375% 1/15/14                        1,925,000            2,054,938
      Crown Castle International
       10.75% 8/1/11                                          605,000              683,650
     #Crown Castle International 144A
       7.50% 12/1/13                                        1,950,000            2,003,625
     =Dobson Communications
       8.875% 10/1/13                                       2,200,000            2,282,500
     #Level 3 Financing 144A
       10.75% 10/15/11                                      2,475,000            2,685,375
    #=MetroPCS 144A 10.75% 10/1/11                          2,580,000            2,670,300
      Nextel Partners 12.50% 11/15/09                         307,000              353,050
     #Primus Telecommunications 144A
       8.00% 1/15/14                                        1,525,000            1,511,656
     #Qwest Services 144A 13.50% 12/15/10                   2,390,000            2,891,900
     =Time Warner Telecommunications
       9.75% 7/15/08                                          535,000              555,063
     *UbiquiTel Operating 14.00% 4/15/10                    3,260,000            2,950,299
     *US Unwired 13.375% 11/1/09                            2,550,000            2,320,500
    o=WorldCom 7.50% 5/15/11                                4,255,000            1,542,438
                                                                               -----------
                                                                                35,276,678
                                                                               -----------

Textiles, Apparel & Furniture - 0.70%
      Interface 10.375% 2/1/10                              2,050,000            2,296,000
     #Warnaco 144A 8.875% 6/15/13                             490,000              524,300
                                                                               -----------
                                                                                 2,820,300
                                                                               -----------

Transportation & Shipping - 2.17%
      Hornbeck Offshore Services
       10.625% 8/1/08                                       1,420,000            1,576,200
      Kansas City Southern Railway
       9.50% 10/1/08                                          630,000              709,538
     #OMI 144A 7.625% 12/1/13                               1,985,000            2,064,400
     =Overseas Shipholding Group
       8.25% 3/15/13                                        2,015,000            2,224,056
      Seabulk International 9.50% 8/15/13                   2,065,000            2,199,225
                                                                               -----------
                                                                                 8,773,419
                                                                               -----------

Statement                                               Delaware Delchester Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal              Market
                                                       Amount (U.S.$)        Value (U.S.$)
Corporate Bonds (continued)
Utilities - 12.01%
    #=Allegheny Energy Supply Statutory
       Trust 2001 144A Series B
       13.00% 11/15/07                                     $  565,935           $  574,424
      Aquila 9.95% 2/1/11                                   2,075,000            2,251,375
      Avista 9.75% 6/1/08                                   2,595,000            3,126,975
      Calpine
      =8.25% 8/15/05                                        1,475,000            1,430,750
      =10.50% 5/15/06                                       3,860,000            3,724,899
     =Cogentrix Energy 8.75% 10/15/08                       2,885,000            3,166,288
      Edison Mission Energy 9.875% 4/15/11                  1,300,000            1,395,875
     =El Paso 7.875% 6/15/12                                1,930,000            1,835,913
     =El Paso Natural Gas 7.625% 8/1/10                     1,945,000            2,017,938
      Elwood Energy 8.159% 7/5/26                             965,789            1,043,052
      Homer City Funding 8.137% 10/1/19                       970,000            1,076,700
     =Illinois Power 7.50% 6/15/09                          3,520,000            3,933,599
      Midland Funding II 11.75% 7/23/05                       792,722              868,031
      Midwest Generation 8.30% 7/2/09                       3,325,000            3,491,249
     oMirant Americas Generation
       7.625% 5/1/06                                        2,895,000            2,475,225
     #NRG Energy 144A 8.00% 12/15/13                        3,160,000            3,302,200
      Orion Power Holdings 12.00% 5/1/10                    2,385,000            2,957,400
      PSEG Energy Holdings 7.75% 4/16/07                    1,535,000            1,627,100
      Reliant Resources 9.50% 7/15/13                       1,615,000            1,748,238
      Southern Natural Gas 8.875% 3/15/10                   1,480,000            1,650,200
      Tennessee Gas Pipeline 8.375% 6/15/32                 2,340,000            2,451,150
    o#USGen New England 144A 7.459% 1/2/15                  1,700,000              763,963
     =Williams Companies 8.125% 3/15/12                     1,485,000            1,611,225
                                                                               -----------
                                                                                48,523,769
                                                                               -----------

Total Corporate Bonds
   (cost $293,816,404)                                                         306,081,517
                                                                               -----------
Foreign Bonds - 15.66%
Argentina - 0.63%
    **Republic of Argentina 1.165% 8/3/12                   3,945,000            2,554,100
                                                                               -----------
                                                                                 2,554,100
                                                                               -----------

Brazil - 0.89%
      Federal Republic of Brazil
       11.00% 8/17/40                                       3,300,000            3,613,500
                                                                               -----------
                                                                                 3,613,500
                                                                               -----------

British Virgin Islands - 0.68%
     =ChipPac International 12.75% 8/1/09                   2,480,000            2,728,000
                                                                               -----------
                                                                                 2,728,000
                                                                               -----------

Canada - 2.52%
      Ainsworth Lumber 12.50% 7/15/07                       3,125,000            3,796,874
     #Hollinger 144A 11.875% 3/1/11                         1,255,000            1,369,519
      Pacifica Papers 10.00% 3/15/09                        1,880,000            1,992,800
      Rogers Cablesystems 10.00% 3/15/05                    2,810,000            3,013,725
                                                                               -----------
                                                                                10,172,918
                                                                               -----------

Cayman Islands - 0.87%
     =Bluewater Finance 10.25% 2/15/12                      1,755,000            1,939,275
     #Gemstone Investor 144A 7.71% 10/31/04                 1,555,000            1,582,213
                                                                               -----------
                                                                                 3,521,488
                                                                               -----------

Colombia - 0.20%
 Republic of Colombia 10.375% 1/28/33                         750,000              813,750
                                                                               -----------
                                                                                   813,750
                                                                               -----------

Statement                                               Delaware Delchester Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal              Market
                                                       Amount (U.S.$)        Value (U.S.$)
Foreign Bonds (continued)
Dominican Republic - 0.67%
    **Dominican Republic 2.063% 8/30/24                   $ 3,370,000          $ 2,712,850
                                                                               -----------
                                                                                 2,712,850
                                                                               -----------
France - 1.22%
    #=Rhodiasa 144A 8.875% 6/1/11                           5,525,000            4,944,875
                                                                               -----------
                                                                                 4,944,875
                                                                               -----------

Indonesia - 0.29%
     #Excelcomindo Finance 144A
       8.00% 1/27/09                                        1,200,000            1,191,000
                                                                               -----------
                                                                                 1,191,000
                                                                               -----------

Ireland - 1.04%
      Eircom Funding 8.25% 8/15/13                          1,425,000            1,596,000
      Smurfit Capital Funding 7.50% 11/20/25                2,515,000            2,590,450
                                                                               -----------
                                                                                 4,186,450
                                                                               -----------

Liberia - 0.82%
      Royal Caribbean Cruises 7.50% 10/15/27                3,325,000            3,325,000
                                                                               -----------
                                                                                 3,325,000
                                                                               -----------

Norway - 1.54%
      Ocean Rig Norway 10.25% 6/1/08                        2,240,000            2,116,800
      Petroleum Geo-Services
       8.00% 11/5/06                                        1,321,967            1,351,711
       10.00% 11/5/10                                       2,498,267            2,735,602
                                                                               -----------
                                                                                 6,204,113
                                                                               -----------

Panama - 0.13%
     =Republic of Panama 8.875% 9/30/27                       500,000              522,500
                                                                               -----------
                                                                                   522,500
                                                                               -----------

Russia - 1.45%
      Siberian Oil
       10.75% 1/15/09                                       3,750,000            4,198,751
       11.50% 2/13/07                                       1,500,000            1,659,627
                                                                               -----------
                                                                                 5,858,378
                                                                               -----------

Sweden - 1.06%
      Stena AB 9.625% 12/1/12                               3,724,000            4,273,290
                                                                               -----------
                                                                                 4,273,290
                                                                               -----------

United Kingdom - 0.60%
     #Inmarsat Finance 144A 7.625% 6/30/12                  2,330,000            2,411,550
                                                                               -----------
                                                                                 2,411,550
                                                                               -----------

Venezuela - 1.05%
      Venezuela Government International
       9.375% 1/13/34                                       4,800,000            4,236,000
                                                                               -----------
                                                                                 4,236,000
                                                                               -----------
Total Foreign Bonds (cost $61,826,056)                                          63,269,762
                                                                               -----------
Municipal Bonds - 0.49%
      New Jersey Economic Development
       Authority Continental Airlines
       6.25% 9/15/29                                        2,225,000            1,966,188
                                                                               -----------
Total Municipal Bonds (cost $1,887,187)                                          1,966,188
                                                                               -----------

Statement                                               Delaware Delchester Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal              Market
                                                       Amount (U.S.$)        Value (U.S.$)
Common Stock - 0.79%
     +Petroleum Geo-Services ADR                               16,177           $  726,718
    +=Kmart Holdings                                           50,769            1,406,301
     +NII Holdings Class B                                     11,251            1,071,433
                                                                              ------------
Total Common Stock (cost $2,602,938)                                             3,204,452
                                                                              ------------
Convertible Preferred Stock - 0.26%
      Alamosa Delaware 7.50%                                    2,290            1,056,263
                                                                              ------------

Total Convertible Preferred Stock
   (cost $743,105)                                                              1,056,263
                                                                              ------------
Preferred Stocks - 1.77%
     =CSC Holdings PIK 11.75%                                  59,000            6,209,755
      TNP Enterprises PIK 14.50%                                  820              961,450
                                                                              ------------

Total Preferred Stocks (cost $6,676,086)                                         7,171,205
                                                                              ------------

Warrants - 0.35%
    +#American Tower 144A                                       1,175              173,313
    +#Horizon PCS 144A                                          7,300                   73
    +#Solutia 144A                                              4,410                   44
     +XM Satellite Radio                                          715            1,236,950
                                                                              ------------

Total Warrants (cost $1,095,817)                                                 1,410,380
                                                                              ------------
Total Market Value of Securities Before
   Securities Lending Collateral - 96.53%
   (cost $374,350,071)                                                         390,055,367
                                                                              ------------

                                                         Principal
                                                       Amount (U.S.$)

Securities Lending Collateral*** - 18.72%
Short-Term Investments
      ABN AMRO Bank Chicago
       1.602% 6/07/04                                     $ 2,793,075            2,792,976
      Bank of America 1.109% 3/01/04                          943,079              946,505
      Bayerische Landesbank
       1.1446% 8/30/04                                        797,646              797,658
      CDC Ixis 1.485% 11/12/04                              3,186,553            3,192,139
      Credit Suisse First Boston
       1.60% 12/13/04                                       3,183,940            3,192,139
      General Electric Capital
       1.1312% 10/04/04                                     1,197,310            1,198,774
       1.1318% 5/14/04                                      1,596,692            1,597,519
      Goldman Sachs Group LP
       1.2425% 12/08/04                                       798,035              798,035
      Goldman Sachs 1.04% 2/02/04                          35,134,204           35,134,204
      HBOS Treasury Services PLC
       1.14% 4/08/04                                        3,191,689            3,192,139
      Lloyds Bank PLC 1.08% 2/09/04                         3,192,106            3,192,139
      Marsh & McLennan 1.291% 6/15/04                       2,007,433            2,047,842
      Merrill Lynch Mortgage Capital
       1.163% 4/12/04                                       3,192,139            3,192,139
      Morgan Stanley Dean Witter
       1.220% 2/28/05                                         796,828              798,035
       1.280% 3/19/04                                       1,994,471            1,995,087

Statement                                               Delaware Delchester Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal              Market
                                                       Amount (U.S.$)        Value (U.S.$)
Securities Lending Collateral*** (continued)
      Societe Generale 1.148% 12/08/04                    $ 3,191,062       $    3,191,336
      Svenska Handelsbank 1.06% 3/09/04                     1,995,037            1,995,087
      Wachovia Bank NA 1.127% 11/15/04                      3,192,698            3,194,981
      Wilmington Trust 1.05% 4/01/04                        3,193,555            3,193,626
                                                                            --------------
Total Securities Lending Collateral
   (cost $75,642,360)                                                           75,642,360
                                                                            --------------

Total Market Value of Securities - 115.25%
   (cost $449,992,431)                                                         465,697,727++
Obligations to Return Securities Lending
  Collateral - (18.72%)***                                                     (75,642,360)
Receivables and Other Assets
  Net of Liabilities - 3.47%                                                    14,011,536
                                                                            --------------
Net Assets Applicable to 124,524,119 Shares
      Outstanding - 100.00%                                                 $  404,066,903
                                                                            --------------

Net Asset Value - Delaware Delchester Fund
      Class A ($291,897,250 / 90,001,059 Shares)                                     $3.24
                                                                                     -----
Net Asset Value - Delaware Delchester Fund
      Class B ($77,785,056 / 23,935,335 Shares)                                      $3.25
                                                                                     -----
Net Asset Value - Delaware Delchester Fund
      Class C ($16,395,855 / 5,043,233 Shares)                                       $3.25
                                                                                     -----
Net Asset Value - Delaware Delchester Fund
      Institutional Class
      ($17,988,742 / 5,544,492 Shares)                                               $3.24
                                                                                     -----

Components of Net Assets at January 31, 2004:
Shares of beneficial interest
   (unlimited authorization - no par)                                       $1,050,181,789
Undistributed net investment income                                                 44,877
Accumulated net realized loss on investments                                  (661,865,059)
Net unrealized appreciation of investments                                      15,705,296
                                                                            --------------
Total net assets                                                            $  404,066,903
                                                                            ==============

     *Step coupon bond.
    **Variable Rate Notes - the interest rate shown is the rate as of
       January 31, 2004.
   ***See Note 7 in "Notes to Financial Statements."
     +Non-income producing security for the period ended January 31, 2004. ++Includes $74,773,491 of securities loaned.
     =Fully or partially on loan.
     #Security exempt from registration under Rule 144A of the Securities Act of
      1933. See Note 8 in "Notes to Financial Statements."
     oNon-income producing security. Security is currently in default.
 CHECKThe security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements."

Statement                                               Delaware Delchester Fund
  OF NET ASSETS (CONTINUED)


Summary of Abbreviations
ADR - American Depositary Receipts
NIM - Net Interest Margin
PIK - Pay-in-kind
REIT - Real Estate Investment Trust

Net Asset Value and Offering Price Per Share -
   Delaware Delchester Fund
Net asset value Class A (A)                                       $3.24
Sales charge (4.50% of offering price or 4.63% of the
   amount invested per share) (B)                                  0.15
                                                                  -----
Offering price                                                    $3.39
                                                                  =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement                                           Delaware Delchester Fund
  OF ASSETS AND LIABILITIES                         January 31, 2004 (Unaudited)

Assets:
   Investments at market (cost $374,350,071)            $390,055,367
   Short-term investments held as collateral
      for loaned securities                               75,642,360
   Receivables for securities sold                        59,695,964
   Interest receivable                                     7,420,593
   Subscriptions receivable                                2,041,917
   Cash                                                      934,735
   Other assets                                                9,522
                                                        ------------
   Total assets                                          535,800,458
                                                        ------------

Liabilities:
   Obligations to return securities lending collateral    75,642,360
   Payables for securities purchased                      52,669,074
   Liquidations payable                                    2,164,341
   Distributions payable                                     836,236
   Other accrued expenses                                    371,766
   Management fees payable                                    49,778
                                                         -----------
   Total liabilities                                     131,733,555
                                                         -----------

Total Net Assets                                        $404,066,903
                                                        ============

See accompanying notes

Statement                          Delaware Delchester Fund
   OF OPERATIONS                   Six Months Ended January 31, 2004 (Unaudited)

Investment Income:
   Interest                                          $19,535,763
   Dividends                                             234,266
   Securities lending income                              67,465    $19,837,494
                                                     -----------    -----------

Expenses:
   Management fees                                     1,303,174
   Distribution expense-- Class A                        401,775
   Distribution expense-- Class B                        400,232
   Distribution expense-- Class C                         78,520
   Dividend disbursing and transfer agent
      fees and expenses                                  630,411
   Accounting and administration expenses                 78,623
   Reports and statements to shareholders                 75,000
   Registration fees                                      38,380
   Custodian fees                                         31,702
   Professional fees                                      23,976
   Trustees' fees                                          8,400
   Other                                                  70,526      3,140,719
                                                       ---------
   Less expenses paid indirectly                                         (4,814)
                                                                    -----------
   Total expenses                                                     3,135,905
                                                                    -----------
Net Investment Income                                                16,701,589
                                                                    -----------

Net Realized and Unrealized Gain on Investments:
   Net realized gain on investments                                  17,411,515
   Net change in unrealized appreciation/depreciation
      of investments                                                 12,996,313
                                                                    -----------
Net Realized and Unrealized Gain on Investments                      30,407,828
                                                                    -----------

Net Increase in Net Assets Resulting from Operations                $47,109,417
                                                                    ===========

See accompanying notes

Statements                                              Delaware Delchester Fund
  OF CHANGES IN NET ASSETS

                                                           Six Months              Year
                                                             Ended                Ended
                                                            1/31/04              7/31/03
                                                          (Unaudited)
Increase in Net Assets from Operations:
   Net investment income                                 $ 16,701,589         $ 34,818,422
   Net realized gain on investments                        17,411,515           17,615,827
   Net change in unrealized appreciation/depreciation
      of investments                                       12,996,313           29,262,361
                                                         ------------         ------------
   Net increase in net assets resulting from operations    47,109,417           81,696,610
                                                         ------------         ------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                             (12,066,422)         (22,181,414)
      Class B                                              (3,074,330)          (7,415,497)
      Class C                                                (602,776)          (1,239,632)
      Institutional Class                                    (777,519)          (1,474,718)
                                                         ------------         ------------
                                                          (16,521,047)         (32,311,261)
                                                         ------------         ------------

Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                              65,224,156           92,592,117
      Class B                                               4,019,222           19,861,389
      Class C                                               2,081,140            6,787,876
      Institutional Class                                   4,495,961           14,111,433

Net asset value of shares issued upon reinvestment
   of dividends and distributions:
      Class A                                               6,665,591           11,223,968
      Class B                                               1,278,367            2,948,502
      Class C                                                 354,633              717,706
      Institutional Class                                     740,617            1,377,306
                                                         ------------         ------------
                                                           84,859,687          149,620,297
                                                         ------------         ------------
Cost of shares repurchased:
      Class A                                             (55,943,064)         (72,145,113)
      Class B                                             (15,940,541)         (31,661,917)
      Class C                                              (4,171,263)          (3,726,368)
      Institutional Class                                  (5,898,065)         (10,861,376)
                                                         ------------         ------------
                                                          (81,952,933)        (118,394,774)
                                                         ------------         ------------
Increase in net assets derived from capital share
      transactions                                          2,906,754            31,225,523
                                                         ------------         ------------
Net Increase in Net Assets                                 33,495,124           80,610,872

Net Assets:
   Beginning of period                                    370,571,779          289,960,907
                                                         ------------         ------------
   End of period (Including undistributed
      net investment income of $44,877
       and $11,354, respectively)                        $404,066,903         $370,571,779
           ========                                      ============         ============


See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                               Delaware Delchester Fund Class A
                                                             Six Months
                                                               Ended                             Year Ended
                                                             1/31/04(1)   7/31/03     7/31/02(4)   7/31/01     7/31/00      7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                        $   3.000      $2.580    $   3.110   $   4.390    $   5.540   $   6.650

Income (loss) from investment operations:
Net investment income(2)                                        0.132       0.303        0.317       0.432        0.524       0.597
Net realized and unrealized gain (loss) on investments          0.240       0.399       (0.543)     (1.276)      (1.155)     (1.102)
                                                            ---------   ---------    ---------   ---------    ---------   ---------
Total from investment operations                                0.372       0.702       (0.226)     (0.844)      (0.631)     (0.505)
                                                            ---------   ---------    ---------   ---------    ---------   ---------

Less dividends and distributions from:
Net investment income                                          (0.132)     (0.282)      (0.304)     (0.436)      (0.519)     (0.605)
                                                            ---------   ---------    ---------   ---------    ---------   ---------
Total dividends and distributions                              (0.132)     (0.282)      (0.304)     (0.436)      (0.519)     (0.605)
                                                            ---------   ---------    ---------   ---------    ---------   ---------

Net asset value, end of period                              $   3.240   $   3.000    $   2.580   $   3.110    $   4.390   $   5.540
                                                            =========   =========    =========   =========    =========   =========

Total return(3)                                                12.62%      28.67%       (7.94%)    (20.22%)     (11.93%)     (7.65%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $ 291,897   $ 253,966    $ 188,736   $ 278,975    $ 485,581   $ 813,787
Ratio of expenses to average net assets                         1.40%       1.47%        1.32%       1.25%        1.27%       1.10%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly              1.40%       1.47%        1.32%       1.33%        1.30%       1.10%
Ratio of net investment income to average net assets            8.41%      10.93%       10.76%      11.63%       10.55%      10.12%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     8.41%      10.93%       10.76%      11.55%       10.52%      10.12%
Portfolio turnover                                               798%        788%         441%        294%          82%         85%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the periods ended January 31, 2004, July 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain (loss) per share of $0.019, and an increase in the ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Delchester Fund Class B
                                                             Six Months
                                                               Ended                             Year Ended
                                                             1/31/04(1)   7/31/03     7/31/02(4)   7/31/01     7/31/00      7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                         $  3.010    $  2.590     $  3.120   $   4.390    $   5.540   $   6.650

Income (loss) from investment operations:
Net investment income(2)                                        0.121       0.283        0.295       0.405        0.487       0.557
Net realized and unrealized gain (loss) on investments          0.240       0.399       (0.543)     (1.270)      (1.154)     (1.103)
                                                             --------    --------     --------   ---------    ---------   ---------
Total from investment operations                                0.361       0.682       (0.248)     (0.865)      (0.667)     (0.546)
                                                             --------    --------     --------   ---------    ---------   ---------

Less dividends and distributions from:
Net investment income                                          (0.121)     (0.262)      (0.282)     (0.405)      (0.483)     (0.564)
                                                             --------    --------     --------   ---------    ---------   ---------
Total dividends and distributions                              (0.121)     (0.262)      (0.282)     (0.405)      (0.483)     (0.564)
                                                             --------    --------     --------   ---------    ---------   ---------

Net asset value, end of period                                 $3.250    $  3.010     $  2.590   $   3.120    $   4.390      $5.540
                                                             ========    ========     ========   =========    =========   =========

Total return(3)                                                12.19%      27.68%       (8.28%)    (20.85%)     (12.57%)     (8.34%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 77,785    $ 82,345     $ 79,507   $ 118,235    $ 208,784   $ 349,960
Ratio of expenses to average net assets                         2.12%       2.19%        2.04%       1.98%        2.00%       1.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly              2.12%       2.19%        2.04%       2.06%        2.03%       1.85%
Ratio of net investment income to average net assets            7.69%      10.21%       10.04%      10.90%        9.82%       9.37%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     7.69%      10.21%       10.04%      10.82%        9.79%       9.37%
Portfolio turnover                                               798%        788%         441%        294%          82%         85%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the periods ended January 31, 2004, July 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain (loss) per share of $0.019, and an increase in the ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Delchester Fund Class C
                                                             Six Months
                                                                Ended                            Year Ended
                                                             1/31/04(1)   7/31/03     7/31/02(4)   7/31/01     7/31/00      7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                         $  3.010    $  2.590     $  3.120    $  4.390     $  5.540    $  6.650

Income (loss) from investment operations:
Net investment income(2)                                        0.121       0.283        0.295       0.405        0.487       0.566
Net realized and unrealized gain (loss) on investments          0.240       0.399       (0.543)     (1.270)      (1.154)     (1.111)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.361       0.682       (0.248)     (0.865)      (0.667)     (0.545)
                                                             --------    --------     --------    --------     --------    --------
Less dividends and distributions from:
Net investment income                                          (0.121)     (0.262)      (0.282)     (0.405)      (0.483)     (0.565)
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                              (0.121)     (0.262)      (0.282)     (0.405)      (0.483)     (0.565)
                                                             --------    --------     --------    --------     --------    --------

Net asset value, end of period                               $  3.250    $  3.010     $  2.590    $  3.120     $  4.390    $  5.540
                                                             ========    ========     ========    ========     ========    ========

Total return(3)                                                12.19%      27.68%       (8.28%)    (20.85%)     (12.57%)     (8.34%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 16,396    $ 16,965     $ 11,176    $ 16,841     $ 33,871    $ 62,613
Ratio of expenses to average net assets                         2.12%       2.19%        2.04%       1.98%        2.00%       1.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly              2.12%       2.19%        2.04%       2.06%        2.03%       1.85%
Ratio of net investment income to average net assets            7.69%      10.21%       10.04%      10.90%        9.82%       9.37%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     7.69%      10.21%       10.04%      10.82%        9.79%       9.37%
Portfolio turnover                                               798%        788%         441%        294%          82%         85%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the periods ended January 31, 2004, July 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain (loss) per share of $0.019, and an increase in the ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Delchester Fund Institutional Class

                                                             Six Months
                                                               Ended                             Year Ended
                                                             1/31/04(1)   7/31/03     7/31/02(4)   7/31/01      7/31/00      7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                         $  3.000    $  2.590     $  3.110    $  4.390     $  5.540    $  6.650

Income (loss) from investment operations:
Net investment income(2)                                        0.137       0.311        0.325       0.442        0.538       0.613
Net realized and unrealized gain (loss) on investments          0.240       0.389       (0.533)     (1.277)      (1.156)     (1.104)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.377       0.700       (0.208)     (0.835)      (0.618)     (0.491)
                                                             --------    --------     --------    --------     --------    --------
Less dividends and distributions from:
Net investment income                                          (0.137)     (0.290)      (0.312)     (0.445)      (0.532)     (0.619)
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                              (0.137)     (0.290)      (0.312)     (0.445)      (0.532)     (0.619)
                                                             --------    --------     --------    --------     --------    --------

Net asset value, end of period                                 $3.240    $  3.000       $2.590      $3.110       $4.390    $  5.540
                                                             ========    ========     ========    ========     ========    ========
Total return(3)                                                12.41%      29.46%       (7.69%)    (19.98%)     (11.70%)     (7.42%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 17,989    $ 17,296     $ 10,542    $ 20,112     $ 19,751    $ 38,687
Ratio of expenses to average net assets                         1.12%       1.19%        1.04%       0.98%        1.00%       0.85%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly              1.12%       1.19%        1.04%       1.06%        1.03%       0.85%
Ratio of net investment income to average net assets            8.69%      11.21%       11.04%      11.90%       10.82%      10.37%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly     8.69%      11.21%       11.04%      11.82%       10.79%      10.37%
Portfolio turnover                                               798%        788%         441%        294%          82%         85%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the periods ended January 31, 2004, July 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was an increase in net investment income per share of $0.019, a decrease in net realized and unrealized gain (loss) per share of $0.019, and an increase in the ratio of net investment income to average net assets of 0.65%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Notes                                               Delaware Delchester Fund
  TO FINANCIAL STATEMENTS                           January 31, 2004 (Unaudited)


Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Delchester Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of January 31, 2004, Class R had not commenced operations.

The investment objective of the Fund is to seek total return and as a secondary objective high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Equity securities except those traded in the NASDAQ Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events). At January 31, 2004, there were two fair valued securities which represented 0.46% of the Fund's Net Assets.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Notes                                               Delaware Delchester Fund
  TO FINANCIAL STATEMENTS                           January 31, 2004 (Unaudited)


Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gains on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $4,814 for the period ended January 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended January 31, 2004. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services.The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

Notes                                                   Delaware Delchester Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
At January 31, 2004, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC                 $49,778
Other expenses payable to DMC and affiliates*              13,037

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

For the period ended January 31, 2004, DDLP earned $11,372 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended January 31, 2004, the Fund made purchases of $1,528,961,372 and sales of $1,521,391,623 of investment securities other than U.S. government securities and short-term investments.

At January 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2004, the cost of investments was $371,752,558. At January 31, 2004, the net unrealized appreciation was $18,302,809, of which $27,129,980 related to unrealized appreciation of investments and $8,827,171 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the periods ending January 31, 2004 and July 31, 2003 were as follows:

                                           2004*                   2003
                                           -----                   ----
Ordinary income                         $16,521,047             $32,311,261

*Tax information for the period ended January 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2004, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                       $1,050,181,789
   Undistributed ordinary income                               44,877
   Undistributed long-term capital gain                    12,303,016
   Capital loss carryforwards                            (674,253,699)
   Unrealized appreciation of investments                  15,790,920
                                                       --------------
   Net assets                                            $404,066,903
                                                       ==============
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,982,838 expires in 2007, $147,703,776 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and
$20,031,318 expires in 2011.

5. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months       Year
                                                          Ended          Ended
                                                         1/31/04        7/31/03
Shares sold:
   Class A                                             21,268,619    33,365,111
   Class B                                              1,286,017     7,213,107
   Class C                                                663,926     2,412,224
   Institutional Class                                  1,456,026     5,137,453

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                              2,123,402     4,038,769
   Class B                                                407,463     1,064,668
   Class C                                                112,911       256,850
   Institutional Class                                    236,014       495,471
                                                      -----------   -----------
                                                       27,554,378    53,983,653
                                                      -----------   -----------
Shares repurchased:
   Class A                                            (17,958,343)  (25,854,116)
   Class B                                             (5,120,868)  (11,613,868)
   Class C                                             (1,369,970)   (1,347,248)
   Institutional Class                                 (1,904,295)   (3,953,892)
                                                      -----------   -----------
                                                      (26,353,476)  (42,769,124)
                                                      -----------   -----------
Net increase                                            1,200,902    11,214,529
                                                      ===========   ===========

For the period ended January 31, 2004, and the year ended July 31, 2003, 1,380,112 Class B shares were converted to 1,384,516 Class A shares valued at $4,339,914 and 2,791,938 Class B shares were converted to 2,795,743 Class A shares valued at $7,737,698, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2004 or at any time during the period.

Notes                                                  Delaware Delchester Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2004, the market value of securities on loan was $75,642,360, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risk
The Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group and/or Ba or lower by Moody's Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Delaware
Investments(SM)
----------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Delchester Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Delchester Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                          Contact Information

Jude T. Driscoll                             Joseph H. Hastings                           Investment Manager
Chairman                                     Executive Vice President and                 Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                             International Affiliate
Walter P. Babich                                                                          Delaware International Advisers Ltd.
Board Chairman                               Richelle S. Maestro                          London, England
Citadel Construction Corporation             Senior Vice President,
King of Prussia, PA                          Chief Legal Officer and Secretary            National Distributor
                                             Delaware Investments Family of Funds         Delaware Distributors, L.P.
John H. Durham                               Philadelphia, PA                             Philadelphia, PA
Private Investor
Gwynedd Valley, PA                           Michael P. Bishof                            Shareholder Servicing, Dividend
                                             Senior Vice President and Treasurer          Disbursing and Transfer Agent
John A. Fry                                  Delaware Investments Family of Funds         Delaware Service Company, Inc.
President                                    Philadelphia, PA                             2005 Market Street
Franklin & Marshall College                                                               Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                          For Shareholders
Anthony D. Knerr                                                                          800 523-1918
Managing Director
Anthony Knerr & Associates                                                                For Securities Dealers and Financial
New York, NY                                                                              Institutions Representatives Only
                                                                                          800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                     Web site
National Gallery of Art                                                                   www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN



--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8569)                                                        Printed in the USA
SA-024 [1/04] IVES 3/04                                       J9594 EXP: 9/04

                                          Delaware
                                          Investments(SM)
                                          ---------------
FIXED INCOME                              A member of Lincoln Financial Group(R)


Semiannual Report JANUARY 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE HIGH-YIELD OPPORTUNITIES FUND







[LOGO]
POWERED BY RESEARCH

Table
  OF CONTENTS
--------------------------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                                         1

   Statement of Assets and Liabilities                             6

   Statement of Operations                                         7

   Statements of Changes in Net Assets                             8

   Financial Highlights                                            9

   Notes to Financial Statements                                  14
--------------------------------------------------------------------




    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statement                                 Delaware High-Yield Opportunities Fund
OF NET ASSETS                             January 31, 2004 (Unaudited)

                                                      Principal        Market
                                                   Amount (U.S.$)  Value (U.S.$)
Asset-Backed Securities - 0.48%
     #GSAMP 2002-HE2N 144A
       8.25% 10/20/32                                $  20,967     $   21,039
     #Master NIM Trust 2003-OPT2 144A
       9.79% 5/26/33                                   129,066        129,661
   #++South Street CBO 1999-1A A1 144A
       7.16% 7/1/11                                    200,000        183,812
                                                                    ---------
Total Asset-Backed Securities
   (cost $329,014)                                                    334,512
                                                                    ---------
Collateralized Mortgage Obligations - 0.47%
   **#Prudential Securities Secured Financing
       1998 C1-J 144A 7.391% 5/15/13                   100,000         83,031
   **#Salomon Brothers Mortgage Securities
       99 C1-J 144A 7.00% 5/18/32                      300,000        244,920
                                                                    ---------
Total Collateralized Mortgage Obligations
   (cost $309,898)                                                    327,951
                                                                    ---------
Corporate Bonds - 78.52%
Aerospace & Defense - 0.91%
      Argo-Tech 8.625% 10/1/07                         175,000        176,750
     #Armor Holdings 144A 8.25% 8/15/13                425,000        462,188
                                                                    ---------
                                                                      638,938
                                                                    ---------
Automobiles & Automotive Parts - 2.93%
    #*Advanced Accessory Holdings 144A
       13.25% 12/15/11                                 775,000        447,562
      Advanced Accessory Systems
       10.75% 6/15/11                                  200,000        224,000
      Collins & Aikman Products
       10.75% 12/31/11                                 325,000        320,125
       11.50% 4/15/06                                  175,000        166,688
     #CSK Auto 144A 7.00% 1/15/14                      150,000        147,750
     #Metaldyne 144A 10.00% 11/1/13                    350,000        357,000
      UIS 9.375% 6/15/13                               350,000        392,875
     +Venture Holdings Trust 12.00% 6/1/09             475,000          2,375
                                                                    ---------
                                                                    2,058,375
                                                                    ---------
Banking, Finance & Insurance - 2.50%
     #Crum & Forster Holdings 144A
       10.375% 6/15/13                                 325,000        367,250
     #Farmers Exchange Capital 144A
       7.20% 7/15/48                                   275,000        258,861
      Finova Group 7.50% 11/15/09                      850,000        558,875
      TIG Holdings 8.125% 4/15/05                      550,000        567,875
                                                                    ---------
                                                                    1,752,861
                                                                    ---------

Buildings & Materials - 2.67%
     #Lone Star Industries 144A
       8.85% 6/15/05                                   250,000        265,000
      Schuler Homes 10.50% 7/15/11                     375,000        442,500
      Standard-Pacific 9.25% 4/15/12                   550,000        640,750
      Technical Olympic USA 10.375% 7/1/12             425,000        490,875
      WCI Communities 10.625% 2/15/11                   30,000         33,900
                                                                    ---------
                                                                    1,873,025
                                                                    ---------
Business Services - 0.38%
      Brickman Group 11.75% 12/15/09                   225,000        264,938
                                                                    ---------
                                                                      264,938
                                                                    ---------

Statement                                 Delaware High-Yield Opportunities Fund
OF NET ASSETS                             January 31, 2004 (Unaudited)

                                                      Principal        Market
                                                   Amount (U.S.$)  Value (U.S.$)
Corporate Bonds (continued)
Cable, Media & Publishing - 10.59%
     #Atlantic Broadband Finance 144A
       9.375% 1/15/14                                $ 800,000     $  816,000
      Charter Communications Holdings
       10.75% 10/1/09                                  900,000        846,000
     #Charter Communications Holdings II
       144A 10.25% 9/15/10                             925,000        985,125
      Insight Midwest 10.50% 11/1/10                   500,000        533,750
      Lodgenet Entertainment 9.50% 6/15/13             650,000        728,000
      Mediacom Broadband 11.00% 7/15/13                500,000        552,500
      PanAmSat 8.50% 2/1/12                            575,000        626,750
      PEI Holdings 11.00% 3/15/10                      175,000        204,750
     #Sheridan Acquisition 144A
       10.25% 8/15/11                                  400,000        432,000
      Vertis 10.875% 6/15/09                           500,000        527,500
      XM Satellite Radio 12.00% 6/15/10                400,000        462,000
     #Young Broadcasting 144A 8.75% 1/15/14            675,000        718,875
                                                                    ---------
                                                                    7,433,250
                                                                    ---------

Chemicals - 3.03%
      Huntsman International 9.875% 3/1/09             300,000        328,500
    #*Johnsondiversey Holdings 144A
       10.67% 5/15/13                                  525,000        433,125
     #Nalco 144A 7.75% 11/15/11                        425,000        450,500
     #Resolution Performance Products
       144A 8.00% 12/15/09                             450,000        465,750
     +Solutia 6.72% 10/15/37                           950,000        451,250
                                                                    ---------
                                                                    2,129,125
                                                                    ---------

Computers & Technology - 2.50%
      Activant Solutions 10.50% 6/15/11                275,000        302,500
      Northern Telecom Capital
       7.875% 6/15/26                                  700,000        749,000
     #Stratus Technologies 144A
       10.375% 12/1/08                                 650,000        705,250
                                                                    ---------
                                                                    1,756,750
                                                                    ---------

Consumer Products - 2.56%
      American Greetings 11.75% 7/15/08                300,000        351,000
     #Elizabeth Arden 144A 7.75% 1/15/14               200,000        206,000
     #Hines Nurseries 144A 10.25% 10/1/11              425,000        469,625
      Salton 10.75% 12/15/05                           750,000        770,625
                                                                    ---------
                                                                    1,797,250
                                                                    ---------

Consumer Services - 0.88%
      Alderwoods Group 12.25% 1/2/09                   550,000        618,750
                                                                    ---------
                                                                      618,750
                                                                    ---------

Electronics & Electrical Equipment - 0.96%
     #Communications & Power Industries
       144A 8.00% 2/1/12                               650,000        672,750
                                                                    ---------
                                                                      672,750
                                                                    ---------

Energy - 3.49%
      Citgo Petroleum 11.375% 2/1/11                   350,000        420,000
      Dynegy Holdings
       8.75% 2/15/12                                   275,000        279,125
      #144A 10.125% 7/15/13                            675,000        759,375
      Hanover Equipment Trust 2001
       8.50% 9/1/08                                    200,000        217,000
     #Hilcorp Energy 144A 10.50% 9/1/10                275,000        309,375
     #Massey Energy 144A 6.625% 11/15/10               275,000        281,875
      Sonat 7.625% 7/15/11                             200,000        186,750
                                                                    ---------
                                                                    2,453,500
                                                                    ---------

Statement                                 Delaware High-Yield Opportunities Fund
   OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                   Amount (U.S.$)  Value (U.S.$)
Corporate Bonds (continued)
Environmental Services - 1.85%
     #Casella Waste Systems 144A
       9.75% 2/1/13                                  $ 250,000     $  283,750
      IESI 10.25% 6/15/12                              800,000        884,000
     #MSW Energy Holdings 144A 7.375% 9/1/10           125,000        131,875
                                                                    ---------
                                                                    1,299,625
                                                                    ---------

Food, Beverage & Tobacco - 3.79%
     +Avado Brands 9.75% 6/1/06                        150,000         63,750
      B&G Foods 9.625% 8/1/07                          875,000        910,000
      Chiquita Brands 10.56% 3/15/09                   225,000        250,875
     #Commonwealth Brands 144A
       10.625% 9/1/08                                  400,000        450,000
      Denny's 12.75% 9/30/07                           400,000        436,000
     #Le-Natures 144A 9.50% 6/15/13                    365,000        392,375
     #O'Charleys 144A 9.00% 11/1/13                    150,000        155,250
                                                                    ---------
                                                                    2,658,250
                                                                    ---------

Healthcare & Pharmaceuticals - 1.30%
     #Mariner Health 144A
       8.25% 12/15/13                                  250,000        256,250
      Team Health 12.00% 3/15/09                       600,000        657,000
                                                                    ---------
                                                                     913,250
                                                                    ---------
Industrial Machinery - 0.98%
      Foster Wheeler 6.75% 11/15/05                    400,000        354,000
      Interline Brands 11.50% 5/15/11                  300,000        334,500
                                                                    ---------
                                                                       688,50
                                                                    ---------

Leisure, Lodging & Entertainment - 2.70%
      Boyd Gaming 9.25% 8/1/09                         100,000        111,750
      Choctaw Resort Development Enterprise
       9.25% 4/1/09                                    350,000        383,250
      Hard Rock Hotel 8.875% 6/1/13                    375,000        408,750
      Herbst Gaming 10.75% 9/1/08                      425,000        480,250
     #Poster Financial Group 144A
       8.75% 12/1/11                                   100,000        105,875
    #*Town Sports International 144A
       11.00% 2/1/14                                   700,000        404,250
                                                                    ---------
                                                                    1,894,125
                                                                    ---------
Metals & Mining - 1.01%
      AK Steel 7.75% 6/15/12                           475,000        418,000
      United States Steel 10.75% 8/1/08                250,000        293,750
                                                                    ---------
                                                                      711,750
                                                                    ---------
Packaging & Containers - 2.07%
     *AEP Industries 9.875% 11/15/07                   325,000        334,750
     #Great Lakes Dredge & Dock 144A
       7.75% 12/15/13                                  225,000        240,188
     #Portola Packaging 144A 8.25% 2/1/12              175,000        182,000
      Radnor Holdings 11.00% 3/15/10                   350,000        320,250
     #Tekni-Plex 144A 8.75% 11/15/13                   350,000        372,750
                                                                    ---------
                                                                    1,449,938
                                                                    ---------
Paper & Forest Products - 3.46%
      Consolidated Container
       10.125% 7/15/09                                 575,000        457,125
      Fort James 7.75% 11/15/23                        150,000        159,375
      Georgia-Pacific 9.375% 2/1/13                    975,000      1,104,188
      Potlatch 12.50% 12/1/09                          575,000        710,125
                                                                    ---------
                                                                    2,430,813
                                                                    ---------

Statement                                 Delaware High-Yield Opportunities Fund
   OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                   Amount (U.S.$)  Value (U.S.$)
Corporate Bonds (continued)
Real Estate - 0.47%
      Tanger Properties REIT
       9.125% 2/15/08                                $ 300,000     $  328,500
                                                                   ----------
                                                                      328,500
                                                                   ----------

Retail - 3.50%
     #FTD 144A 7.75% 2/15/14                           375,000        375,000
     *J Crew Intermediate
       16.00% 5/15/08                                  635,568        524,344
      J Crew Operating 10.375% 10/15/07                325,000        336,375
      Office Depot 10.00% 7/15/08                      350,000        421,750
      Petco Animal Supplies
       10.75% 11/1/11                                  275,000        325,875
      Remington Arms 10.50% 2/1/11                     450,000        477,000
                                                                   ----------
                                                                    2,460,344
                                                                   ----------

Telecommunications - 9.01%
      Alamosa Delaware
       11.00% 7/31/10                                  276,000        298,770
      #144A 8.50% 1/31/12                              350,000        343,000
     #Alaska Communications Systems
       Holdings 144A 9.875% 8/15/11                    475,000        510,625
    *+Allegiance Telecom
       11.75% 2/15/08                                  255,000         91,800
      Centennial Cellular Operating
       10.125% 6/15/13                                 550,000        596,749
      Cincinnati Bell 8.375% 1/15/14                   325,000        346,938
      Crown Castle International
       10.75% 8/1/11                                   250,000        282,500
      #144A 7.50% 12/1/13                              450,000        462,375
      Dobson Communications
       8.875% 10/1/13                                  375,000        389,063
     #Level 3 Financing 144A
       10.75% 10/15/11                                 550,000        596,749
     #MetroPCS 144A 10.75% 10/1/11                     550,000        569,250
      Nextel Partners 12.50% 11/15/09                   86,000         98,900
     #Primus Telecommunications 144A
       8.00% 1/15/14                                   275,000        272,594
     #Qwest Services 144A
       13.50% 12/15/10                                 350,000        423,500
     *UbiquiTel Operating
       14.00% 4/15/10                                  450,000        407,250
     *US Unwired 13.375% 11/1/09                       450,000        409,500
     +WorldCom 7.50% 5/15/11                           625,000        226,563
                                                                   ----------
                                                                    6,326,126
                                                                    ---------

Textiles, Apparel & Furniture - 0.83%
      Interface 10.375% 2/1/10                         350,000        392,000
     #Warnaco 144A 8.875% 6/15/13                      175,000        187,250
                                                                   ----------
                                                                      579,250
                                                                   ----------

Transportation & Shipping - 2.68%
      Hornbeck Offshore Services
       10.625% 8/1/08                                  200,000        222,000
      Kansas City Southern Railway
       9.50% 10/1/08                                   125,000        140,781
     #OMI 144A 7.625% 12/1/13                          500,000        520,000
      Overseas Shipholding Group
       8.25% 3/15/13                                   425,000        469,094
      Seabulk International
      9.50% 8/15/13                                    500,000        532,500
                                                                   ----------
                                                                    1,884,375
                                                                   ----------

Statement                                 Delaware High-Yield Opportunities Fund
   OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                   Amount (U.S.$)  Value (U.S.$)
Corporate Bonds (continued)
Utilities - 11.47%
     #Allegheny Energy Supply
       Statutory Trust 2001 144A
       Series B 13.00% 11/15/07                      $  85,000    $    86,275
      Aquila 9.95% 2/1/11                              350,000        379,750
      Avista 9.75% 6/1/08                              325,000        391,625
      Calpine
       8.25% 8/15/05                                   300,000        291,000
       10.50% 5/15/06                                  625,000        603,125
      Cogentrix Energy 8.75% 10/15/08                  500,000        548,750
      Edison Mission Energy
       9.875% 4/15/11                                  225,000        241,594
      El Paso Natural Gas
       7.625% 8/1/10                                   400,000        415,000
       7.875% 6/15/12                                  400,000        380,500
      Elwood Energy 8.159% 7/5/26                      212,720        229,737
      Homer City Funding 8.137% 10/1/19                150,000        166,500
      Illinois Power 7.50% 6/15/09                     625,000        698,437
      Midland Funding II 11.75% 7/23/05                114,555        125,438
      Midwest Generation 8.30% 7/2/09                  625,000        656,249
     +Mirant Americas Generation
       7.625% 5/1/06                                   425,000        363,375
     #NRG Energy 144A 8.00% 12/15/13                   625,000        653,125
      Orion Power Holdings 12.00% 5/1/10               300,000        372,000
      PSEG Energy Holdings 7.75% 4/16/07               200,000        212,000
      Reliant Resources 9.50% 7/15/13                  300,000        324,750
      Southern Natural Gas
       8.875% 3/15/10                                  150,000        167,250
      Tennessee Gas Pipeline
       8.375% 6/15/32                                  300,000        314,250
    +#USGen New England 144A
       7.459% 1/2/15                                   250,000        112,348
      Williams Companies 8.125% 3/15/12                300,000        325,500
                                                                  -----------
                                                                    8,058,578
                                                                  -----------

Total Corporate Bonds (cost $52,802,520)                           55,132,936
                                                                  -----------
Foreign Bonds - 13.42%
Argentina - 0.46%
    **Republic of Argentina 1.165% 8/3/12              500,000        323,714
                                                                  -----------
                                                                     323,714
                                                                  -----------

Brazil - 0.55%
      Federal Republic of Brazil 11.00% 8/17/40        350,000        383,250
                                                                  -----------
                                                                      383,250
                                                                  -----------

British Virgin Islands - 0.31%
      ChipPac International 12.75% 8/1/09              200,000        220,000
                                                                  -----------
                                                                      220,000
                                                                  -----------

Canada - 2.29%
      Ainsworth Lumber 12.50% 7/15/07                  525,000        637,874
     #Hollinger 144A 11.875% 3/1/11                    250,000        272,813
      Pacifica Papers 10.00% 3/15/09                   200,000        212,000
      Rogers Cablesystems 10.00% 3/15/05               450,000        482,625
                                                                  -----------
                                                                    1,605,312
                                                                  -----------

Cayman Islands - 0.88%
      Bluewater Finance 10.25% 2/15/12                 375,000        414,375
     #Gemstone Investor 144A 7.71% 10/31/04            200,000        203,500
                                                                  -----------
                                                                      617,875
                                                                  -----------

Statement                                 Delaware High-Yield Opportunities Fund
   OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                   Amount (U.S.$)  Value (U.S.$)
Foreign Bonds (continued)
Colombia - 0.15%
      Republic of Colombia
       10.375% 1/28/33                               $ 100,000    $  108,500
                                                                  -----------
                                                                     108,500
                                                                  -----------

Dominican Republic - 0.57%
    **Dominican Republic
       2.063% 8/30/24 (Brady)                          500,000        402,500
                                                                  -----------
                                                                      402,500
                                                                  -----------

France - 0.67%
     #Rhodia 144A 8.875% 6/1/11                        525,000        469,875
                                                                  -----------
                                                                      469,875
                                                                  -----------

Indonesia - 0.28%
     #Excelcomindo Finance 144A
       8.00% 1/27/09                                   200,000        198,500
                                                                  -----------
                                                                      198,500
                                                                  -----------

Ireland - 0.77%
      Smurfit Capital Funding
       7.50% 11/20/25                                  525,000        540,750
                                                                  -----------
                                                                      540,750
                                                                  -----------

Liberia - 0.82%
      Royal Caribbean Cruises
       7.50% 10/15/27                                  575,000        575,000
                                                                  -----------
                                                                      575,000
                                                                  -----------

Norway - 1.58%
      Ocean Rig Norway 10.25% 6/1/08                   350,000        330,750
      Petroleum Geo-Services
       8.00% 11/5/06                                   250,790        256,433
       10.00% 11/5/10                                  476,227        521,468
                                                                  -----------
                                                                    1,108,651
                                                                  -----------

Panama - 0.15%
      Republic of Panama
       8.875% 9/30/27                                  100,000        104,500
                                                                  -----------
                                                                      104,500
                                                                  -----------

Russia - 1.47%
      Siberian Oil
       10.75% 1/15/09                                  675,000        755,775
       11.50% 2/13/07                                  250,000        276,605
                                                                  -----------
                                                                    1,032,380
                                                                  -----------

Sweden - 1.02%
      Stena 9.625% 12/1/12                             625,000        717,188
                                                                  -----------
                                                                      717,188
                                                                  -----------

United Kingdom - 0.44%
     #Inmarsat Finance 144A
       7.625% 6/30/12                                  300,000        310,500
                                                                  -----------
                                                                      310,500
                                                                  -----------

Venezuela - 1.01%
      Venezuela Government International
       9.375% 1/13/34                                  800,000        706,000
                                                                  -----------
                                                                      706,000
                                                                  -----------
Total Foreign Bonds (cost $9,223,944)                               9,424,495
                                                                  -----------

Statement                                 Delaware High-Yield Opportunities Fund
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                   Amount (U.S.$)  Value (U.S.$)
Municipal Bonds - 0.44%
   New Jersey Economic Development
      Authority Continental Airlines Project
      6.25% 9/15/29                                  $ 350,000     $  309,288
                                                                   ----------
Total Municipal Bonds (cost $296,861)                                 309,288
                                                                   ----------

                                                      Number of
                                                        Shares

Common Stock - 0.38%
   +Petroleum Geo-Services ADR                             497         22,338
   +Kmart Holdings                                       5,549        153,707
   +NII Holdings Class B                                   989         94,182
                                                                   ----------
Total Common Stock (cost $226,593)                                    270,227
                                                                   ----------
Convertible Preferred Stock - 0.28%
   Alamosa Delaware 7.50%                                  425        196,031
                                                                   ----------
Total Convertible Preferred Stock (cost $137,913)                     196,031
                                                                   ----------
Preferred Stocks - 1.79%
   CSC Holdings PIK 11.75%                              10,250      1,078,812
  +Intermedia Communications PIK 13.50%                      1             35
   Rural Cellular PIK 11.375%                                1            506
   TNP Enterprises PIK 14.50%                              150        175,875
                                                                   ----------
Total Preferred Stocks (cost $1,197,463)                            1,255,228
                                                                   ----------
Warrants - 0.34%
 +#American Tower 144A                                     140         20,650
 +#Horizon PCS 144A                                        600              6
 +#Solutia 144A                                            450              5
  +XM Satellite Radio                                      125        216,250
                                                                   ----------
Total Warrants (cost $116,345)                                        236,911
                                                                   ----------

Statement                                 Delaware High-Yield Opportunities Fund
   OF NET ASSETS (CONTINUED)

                                                              Principal          Market
                                                           Amount (U.S.$)     Value (U.S.$)
Repurchase Agreements - 2.33%
   With BNP Paribas 0.97% 2/2/04
     (dated 1/30/04, repurchase amount
     $864,070, collateralized by
     $193,000 U.S. Treasury Notes 3.625%
     due 3/31/04, market value $195,797
     and $672,000 U.S. Treasury Bills
     due 4/15/04, market value $685,186)                      $864,000       $  864,000
   With UBS Warburg 0.97% 2/2/04
     (dated 1/30/04, repurchase amount
     $772,062, collateralized by
     $196,000 U.S. Treasury Notes 9.375%
     due 2/15/06, market value $200,291,
     $351,000 U.S. Treasury Notes 4.625%
     due 5/15/08, market value $358,702,
     $186,000 U.S. Treasury Notes 5.50%
     due 2/15/08, market value $189,344
     and $39,000 U.S.Treasury Notes 5.625%
     due 5/15/08, market value $39,812)                        772,000          772,000
                                                                           ------------
Total Repurchase Agreements (cost $1,636,000)                                 1,636,000
                                                                           ------------

Total Market Value of Securities - 98.45%
   (cost $66,276,551)                                                        69,123,579
Receivables and Other Assets
   Net of Liabilities - 1.55%                                                 1,091,902
                                                                           ------------
Net Assets Applicable to 16,381,498 Shares
   Outstanding - 100.00%                                                   $ 70,215,481
                                                                           ============

Statement                                 Delaware High-Yield Opportunities Fund
   OF NET ASSETS (CONTINUED)


Net Asset Value - Delaware High-Yield Opportunities Fund
  Class A ($39,478,944 / 9,210,736 Shares)                       $4.29
                                                                 -----
Net Asset Value - Delaware High-Yield Opportunities Fund
  Class B ($16,400,613 / 3,826,374 Shares)                       $4.29
                                                                 -----
Net Asset Value - Delaware High-Yield Opportunities Fund
  Class C ($9,984,493 / 2,329,171 Shares)                        $4.29
                                                                 -----
Net Asset Value - Delaware High-Yield Opportunities Fund
  Class R ($1,330 / 311 Shares)                                  $4.28
                                                                 -----
Net Asset Value - Delaware High-Yield Opportunities Fund
 Institutional Class ($4,350,101 / 1,014,906 Shares)             $4.29
                                                                 -----

Components of Net Assets at January 31, 2004:
Shares of beneficial interest
  (unlimited authorization-- no par)                      $ 75,111,733
Undistributed net investment income                             29,859
Accumulated net realized loss on investments                (7,773,139)
Net unrealized appreciation of investments                   2,847,028
                                                          ------------
Total net assets                                          $ 70,215,481
                                                          ============

Summary of Abbreviations
ADR - American Depositary Receipts
NIM - Net Interest Margin
PIK - Pay-in-kind
REIT - Real Estate Investment Trust

 +Non-income producing security. Security is currently in default.
 #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 7 in "Notes to Financial Statements." *Step coupon bond. **Variable rate notes. The interest rate shown is the rate as of January 31,
  2004.
 +Non-income producing security for the period ended January 31, 2004.
++The security is being fair valued in accordance with the Fund's fair valuation policy.

See Note 1 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share -
   Delaware High-Yield Opportunities Fund
Net asset value Class A (A)                                      $4.29
Sales charge (4.50% of offering price, or 4.66% of amount
   invested per share) (B)                                        0.20
                                                                 -----
Offering price                                                   $4.49
                                                                 =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement                                 Delaware High-Yield Opportunities Fund
  OF ASSETS AND LIABILITIES               January 31, 2004 (Unaudited)

Assets:

   Investments at market (cost $66,276,551)             $ 69,123,579
   Subscriptions receivable                                  123,433
   Receivables for securities sold                         8,446,656
   Interest receivable                                     1,310,262
                                                        ------------
Total assets                                              79,003,930
                                                        ------------

Liabilities:
   Payables for securities purchased                       6,698,922
   Cash overdraft                                             28,142
   Liquidations payable                                    1,795,520
   Distributions payable                                     127,570
   Management fees payable                                    27,605
   Other accrued expenses                                    110,690
                                                        ------------
Total liabilities                                          8,788,449
                                                        ------------
Total Net Assets                                         $70,215,481
                                                        ------------

See accompanying notes

Statement                          Delaware High-Yield Opportunities Fund
  OF OPERATIONS                    Six Months Ended January 31, 2004 (Unaudited)


Investment Income:
   Interest                                             $ 3,060,374
   Dividends                                                 36,721  $ 3,097,095
                                                        -----------  -----------

Expenses:

   Management fees                                          214,539
   Distribution expenses-- Class A                           57,080
   Distribution expenses-- Class B                           79,725
   Distribution expenses-- Class C                           39,864
   Distribution expenses-- Class R                                3
   Dividend disbursing and transfer agent
     fees and expenses                                       72,246
   Registration fees                                         47,900
   Custodian fees                                            19,778
   Reports and statements to shareholders                    15,356
   Accounting and administration expenses                    12,926
   Professional fees                                          8,210
   Trustees' fees                                             3,152
   Other                                                     22,315     593,094
                                                        -----------
   Less expenses absorbed or waived                                    (142,004)
   Less expenses paid indirectly                                           (792)
                                                                     -----------
Total expenses                                                          450,298
                                                                     -----------
Net Investment Income                                                 2,646,797
                                                                     -----------

Net Realized and Unrealized Gain on Investments:
   Net realized gain on investments                                   2,664,015
   Net change in unrealized appreciation/depreciation
     of investments                                                   2,426,565
                                                                    -----------
Net Realized and Unrealized Gain on Investments                       5,090,580
                                                                    -----------

Net Increase in Net Assets Resulting from Operations                $ 7,737,377
                                                                    ===========

See accompanying notes

Statements                                Delaware High-Yield Opportunities Fund
  OF CHANGES IN NET ASSETS


                                                          Six Months           Year
                                                            Ended              Ended
                                                           1/31/04            7/31/03
                                                         (Unaudited)
Increase in Net Assets from Operations:
  Net investment income                                 $ 2,646,797        $ 3,891,954
  Net realized gain on investments                        2,664,015          2,685,528
  Net change in unrealized appreciation/depreciation
   of investments                                         2,426,565          2,805,137
                                                       ------------       ------------
  Net increase in net assets resulting from operations    7,737,377          9,382,619
                                                       ------------       ------------
Dividends and Distributions to Shareholders from:
  Net investment income:
   Class A                                               (1,535,362)        (1,903,645)
   Class B                                                 (588,045)        (1,086,914)
   Class C                                                 (293,150)          (360,627)
   Class R                                                      (36)                --
   Institutional Class                                     (161,900)          (294,034)
                                                       ------------       ------------
                                                         (2,578,493)        (3,645,220)
                                                       ------------       ------------
Capital Share Transactions:
  Proceeds from shares sold:
   Class A                                               13,146,314         15,615,594
   Class B                                                2,713,024          8,097,884
   Class C                                                4,037,310          4,428,710
   Class R                                                    1,219                  4
   Institutional Class                                      574,220             16,601

Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Class A                                                1,084,749          1,445,505
   Class B                                                  260,590            447,781
   Class C                                                  186,460            235,707
   Class R                                                       34                 --
   Institutional Class                                      160,919            292,625
                                                       ------------       ------------
                                                         22,164,839         30,580,411
                                                       ------------       ------------
Cost of shares repurchased:
   Class A                                               (7,154,347)       (5,324,461)
   Class B                                               (3,261,412)       (4,349,310)
   Class C                                                 (774,072)       (2,238,032)
   Institutional Class                                           --               (15)
                                                       ------------       ------------
                                                        (11,189,831)       (11,911,818)
                                                       ------------       ------------
Increase in net assets derived from capital
   share transactions                                    10,975,008         18,668,593
                                                       ------------       ------------
Net Increase in Net Assets                               16,133,892         24,405,992

Net Assets:
  Beginning of period                                    54,081,589         29,675,597
                                                       ------------       ------------
  End of period (including undistributed net
   investment income of $29,859 and
   $1,035, respectively)                               $ 70,215,481       $ 54,081,589
                                                       ============       ============


See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware High-Yield Opportunities Fund Class A

                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             1/31/04(1)   7/31/03     7/31/02(4)   7/31/01     7/30/00      7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                         $  3.970    $  3.420     $  3.950    $  4.850     $  5.120    $  5.920

Income (loss) from investment operations:

Net investment income(2)                                        0.172       0.377        0.344       0.444        0.455       0.434
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.315       0.532       (0.488)     (0.893)      (0.296)     (0.691)
                                                             --------     -------     --------    --------     --------    --------
Total from investment operations                                0.487       0.909       (0.144)     (0.449)       0.159      (0.257)
                                                             --------     -------     --------    --------     --------    --------

Less dividends and distributions from:
Net investment income                                          (0.167)     (0.359)      (0.386)     (0.451)      (0.429)     (0.438)
Net realized gain on investments                                   --          --           --          --           --      (0.105)
                                                             --------     -------     --------    --------     --------    --------
Total dividends and distributions                              (0.167)     (0.359)      (0.386)     (0.451)      (0.429)     (0.543)
                                                             --------     -------     --------    --------     --------    --------

Net asset value, end of period                               $  4.290    $  3.970     $  3.420    $  3.950     $  4.850    $  5.120
                                                             ========    ========     ========    ========     ========    ========

Total return(3)                                                12.50%      28.02%       (3.87%)     (9.96%)       3.28%      (4.26%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 39,479    $ 29,385     $ 14,767    $ 18,478     $ 15,650    $ 12,558
Ratio of expenses to average net assets                         1.13%       1.13%        1.13%       1.30%        1.30%       1.27%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.56%       1.56%        1.44%       1.40%        1.57%       1.89%
Ratio of net investment income to average net assets            8.26%      10.36%        9.05%      10.06%        9.21%       8.02%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      7.83%       9.93%        8.74%       9.96%        8.94%       7.39%
Portfolio turnover                                               781%        832%         609%      1,201%         396%        382%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware High-Yield Opportunities Fund Class B
                                                              Six Months                            Year
                                                                Ended                               Ended
                                                              1/31/04(1)  7/31/03     7/31/02(4)   7/31/01     7/30/00      7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                         $  3.970    $ 3.420       $ 3.960    $  4.850      $ 5.120     $ 5.920

Income (loss) from investment operations:
Net investment income(2)                                        0.157       0.352        0.317       0.413        0.421       0.401
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.316       0.532       (0.498)     (0.886)      (0.294)     (0.694)
                                                             --------    --------      -------    --------      -------     -------
Total from investment operations                                0.473       0.884       (0.181)     (0.473)       0.127      (0.293)
                                                             --------    --------      -------    --------      -------     -------
Less dividends and distributions from:
Net investment income                                          (0.153)     (0.334)      (0.359)     (0.417)      (0.397)     (0.402)
Net realized gain on investments                                   --          --           --          --           --      (0.105)
                                                             --------    --------      -------    --------      -------     -------
Total dividends and distributions                              (0.153)     (0.334)      (0.359)     (0.417)      (0.397)     (0.507)
                                                             --------    --------      -------    --------      -------     -------

Net asset value, end of period                               $  4.290    $  3.970       $ 3.420   $  3.960      $ 4.850     $ 5.120
                                                             ========    ========       =======   ========      =======     =======

Total return(3)                                                12.12%      27.14%       (4.80%)    (10.44%)       2.62%      (4.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 16,401    $ 15,464      $ 9,435    $ 11,210      $ 9,589     $ 6,296
Ratio of expenses to average net assets                         1.83%       1.83%        1.83%       2.00%        2.00%       1.97%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.26%       2.26%        2.14%       2.10%        2.27%       2.59%
Ratio of net investment income to average net assets            7.56%       9.66%        8.35%       9.36%        8.51%       7.32%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      7.13%       9.23%        8.04%       9.26%        8.24%       6.69%
Portfolio turnover                                               781%        832%         609%      1,201%         396%        382%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware High-Yield Opportunities Fund Class C
                                                              Six Months                            Year
                                                                Ended                               Ended
                                                              1/31/04(1)  7/31/03     7/31/02(4)   7/31/01     7/30/00      7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $ 3.970     $ 3.420      $ 3.960    $  4.850      $ 5.120     $ 5.920

Income (loss) from investment operations:
Net investment income(2)                                        0.157       0.352        0.317       0.414        0.422       0.403
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.316       0.532       (0.498)     (0.887)      (0.295)     (0.696)
                                                              -------     -------      -------    --------      -------     -------
Total from investment operations                                0.473       0.884       (0.181)     (0.473)       0.127      (0.293)
                                                              -------    --------      -------    --------      -------     -------
Less dividends and distributions from:
Net investment income                                          (0.153)     (0.334)      (0.359)     (0.417)      (0.397)     (0.402)
Net realized gain on investments                                   --          --           --          --           --      (0.105)
                                                             --------    --------      -------    --------      -------     -------
Total dividends and distributions                              (0.153)     (0.334)      (0.359)     (0.417)      (0.397)     (0.507)
                                                             --------    --------      -------    --------      -------     -------

Net asset value, end of period                                $ 4.290     $ 3.970      $ 3.420    $  3.960      $ 4.850     $ 5.120
                                                              =======     =======      =======    ========      =======     =======

Total return(3)                                                12.10%      27.13%       (4.80%)    (10.44%)       2.61%      (4.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $9,984     $ 5,916      $ 2,905    $  3,044      $ 2,264     $ 1,913
Ratio of expenses to average net assets                         1.83%       1.83%        1.83%       2.00%        2.00%       1.97%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.26%       2.26%        2.14%       2.10%        2.27%       2.59%
Ratio of net investment income to average net assets            7.56%       9.66%        8.35%       9.36%        8.51%       7.32%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      7.13%       9.23%        8.04%       9.26%        8.24%       6.69%
Portfolio turnover                                               781%        832%         609%      1,201%         396%        382%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                       Delaware High-Yield Opportunities Fund Class R
                                                               Six Months        6/2/03(1)
                                                                 Ended              to
                                                               1/31/04(2)         7/31/03
                                                              (Unaudited)
Net asset value, beginning of period                           $ 3.970            $ 3.960

Income from investment operations:
Net investment income(3)                                         0.165              0.050
Net realized and unrealized gain on investments                  0.304              0.010
                                                               -------            -------
Total from investment operations                                 0.469              0.060
                                                               -------            -------

Less dividends and distributions from:
Net investment income                                           (0.159)            (0.050)
                                                               -------            -------
Total dividends and distributions                               (0.159)            (0.050)
                                                               -------            -------

Net asset value, end of period                                 $ 4.280            $ 3.970
                                                               =======            =======


Total return(4)                                                 12.00%              1.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $1                $--
Ratio of expenses to average net assets                          1.43%              1.43%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly       1.86%              2.25%
Ratio of net investment income to average net assets             7.96%              9.57%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly       7.53%              8.75%
Portfolio turnover                                                781%               832%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware High-Yield Opportunities Fund Institutional Class
                                                              Six Months                            Year
                                                                Ended                               Ended
                                                              1/31/04(1)  7/31/03     7/31/02(4)   7/31/01     7/30/00      7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $ 3.970     $ 3.420      $ 3.950     $ 4.850      $ 5.120     $ 5.920

Income (loss) from investment operations:
Net investment income(2)                                        0.178       0.388        0.355       0.458        0.473       0.444
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.316       0.532       (0.487)     (0.893)      (0.298)     (0.684)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.494       0.920       (0.132)     (0.435)       0.175      (0.240)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.174)     (0.370)      (0.398)     (0.465)      (0.445)     (0.455)
Net realized gain on investments                                   --          --           --          --           --      (0.105)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.174)     (0.370)      (0.398)     (0.465)      (0.445)     (0.560)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $ 4.290     $ 3.970      $ 3.420     $ 3.950      $ 4.850     $ 5.120
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                12.68%      28.40%       (3.57%)     (9.67%)       3.61%      (3.96%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $ 4,350     $ 3,316      $ 2,569     $     3      $     4     $ 3,691
Ratio of expenses to average net assets                         0.83%       0.83%        0.83%       1.00%        1.00%       0.97%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.26%       1.26%        1.14%       1.10%        1.27%       1.59%
Ratio of net investment income to average net assets            8.56%      10.66%        9.35%      10.36%        9.51%       8.32%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      8.13%      10.23%        9.04%      10.26%        9.24%       7.69%
Portfolio turnover                                               781%        832%         609%      1,201%         386%        382%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets of 0.79%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Notes                                    Delaware High-Yield Opportunities Fund
TO FINANCIAL STATEMENTS                  January 31, 2004 (Unaudited)


Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events). At January 31, 2004 there was one fair valued security which represented 0.26% of the Fund's net assets.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income.

The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $792 for the period ended January 31, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2.Investment Management, Administration Agreements and Other Transactions with
  Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of the average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.83% of average daily net assets of the Fund through September 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to the distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

Notes                                     Delaware High-Yield Opportunities Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At January 31, 2004 the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC               $27,605

Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC          13,540
Other expenses payable to DMC and affiliates*            3,582
*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

For the period ended January 31, 2004, DDLP earned $7,981 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended January 31, 2004, the Fund made purchases of $252,161,088 and sales of $240,913,461 of investment securities other than short-term investments.

At January 31, 2004, the cost of investments for federal income tax has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2004, the cost of investments was $66,301,638. At January 31, 2004, net unrealized appreciation was $2,821,941, of which $4,010,938 related to unrealized appreciation of investments and $1,188,997 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended January 31, 2004 and the year ended July 31, 2003 was as follows:

                               Six Months                    Year
                                 Ended                       Ended
                                1/31/04*                    7/31/03
                              -----------                 -----------
Ordinary income               $ 2,578,493                 $ 3,645,220

*Tax information for the period ended January 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2004, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                         $75,111,733
  Undistributed ordinary income                              29,859
  Undistributed long-term capital gain                    2,390,768
  Capital loss carryforwards                            (10,138,820)
  Unrealized appreciation of investments                  2,821,941
                                                       ------------
Net assets                                             $ 70,215,481
                                                       ============

Notes                                     Delaware High-Yield Opportunities Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $845,969 expires in 2008, $2,847,377 expires in 2009 and $6,445,474 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:


                                                  Six Months           Year
                                                    Ended              Ended
                                                   1/31/04            7/31/03
                                                  ---------           --------
Shares sold:
  Class A                                        3,253,245           4,112,658
  Class B                                          661,235           2,180,603
  Class C                                          984,105           1,177,944
  Class R                                              302                   1
  Institutional Class                              140,092               4,553
Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                          262,172             392,923
  Class B                                           63,027             122,073
  Class C                                           44,940              64,271
  Class R                                                8                  --
  Institutional Class                               38,869              80,170
                                                ----------          ----------
                                                 5,447,995           8,135,196
                                                ----------          ----------
Shares repurchased:
  Class A                                       (1,712,049)         (1,415,636)
  Class B                                         (796,404)         (1,163,767)
  Class C                                         (191,330)           (600,233)
  Institutional Class                                   --                  (4)
                                                ----------          ----------
                                                (2,699,783)         (3,179,640)
                                                ----------          ----------
Net increase                                     2,748,212           4,955,556
                                                ==========          ==========


For the six months ended January 31, 2004 and the year ended July 31, 2003, 64,223 Class B shares were converted to 64,223 Class A shares valued at $265,503 and 27,154 Class B shares were converted to 27,145 Class A shares valued at $98,827, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2004, or at any time during the period.

Notes                                     Delaware-High-Yield Opportunities Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


7. Credit and Market Risk
The Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard and Poor Ratings and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                             Affiliated Officers                         Contact Information

Jude T. Driscoll                              Joseph H. Hastings                          Investment Manager
Chairman                                      Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds          Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                              Delaware Investments Family of Funds
                                              Philadelphia, PA                            International Affiliate
Walter P. Babich                                                                          Delaware International Advisers Ltd.
Board Chairman                                Richelle S. Maestro                         London, England
Citadel Construction Corporation              Senior Vice President,
King of Prussia, PA                           Chief Legal Officer and Secretary           National Distributor
                                              Delaware Investments Family of Funds        Delaware Distributors, L.P.
John H. Durham                                Philadelphia, PA                            Philadelphia, PA
Private Investor
Gwynedd Valley, PA                            Michael P. Bishof                           Shareholder Servicing, Dividend
                                              Senior Vice President and Treasurer         Disbursing and Transfer Agent
John A. Fry                                   Delaware Investments Family of Funds        Delaware Service Company, Inc.
President                                     Philadelphia, PA                            2005 Market Street
Franklin & Marshall College                                                               Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                          For Shareholders
Anthony D. Knerr                                                                          800 523-1918
Managing Director
Anthony Knerr & Associates                                                                For Securities Dealers and Financial
New York, NY                                                                              Institutions Representatives Only
                                                                                          800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                     Web site
National Gallery of Art                                                                   www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8568)                                                        Printed in the USA
SA-137 [1/04] IVES 3/04                                       J9595 EXP: 9/04

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)




FIXED INCOME

Semiannual Report JANUARY 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE STRATEGIC INCOME FUND









[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                         1

  Statement Assets and Liabilities                                8

  Statement of Operations                                         9

  Statements of Changes in Net Assets                            10

  Financial Highlights                                           11

  Notes to Financial Statements                                  15
-------------------------------------------------------------------


   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

Statement                                         Delaware Strategic Income Fund
  OF NET ASSETS                                   January 31, 2004 (Unaudited)

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Agency Collateralized Mortgage Obligations - 2.13%
  Fannie Mae
    5.50% 2/1/18 TBA                              USD    165,000   $  171,187
    5.50% 2/1/34 TBA                              USD     30,000       30,534
    6.00% 2/15/34 TBA                             USD    140,000      145,338
  Fannie Mae Interest Only
    Strip Series 02-16 Class IG
    6.00% 3/25/15                                 USD      1,598            1
  Freddie Mac Structured
    Pass Through Securities
    Series T-58 1A2 3.108% 5/25/35                USD     15,000       15,104
    Series T-58 2A 6.50% 9/25/43                  USD     36,818       39,280
  Freddie Mac
    5.00% 2/1/34 TBA                              USD     55,000       54,605
    Series 2480 EH 6.00% 11/15/31                 USD     10,352       10,656
    Series A15475 5.50% 11/1/33                   USD    144,423      147,041
    Series 2302 Class NJ 6.50% 11/15/29           USD      3,765        3,773
    Series 2573 HB 5.50% 2/15/18                  USD     25,640       26,723
    Series T-50 A3 2.182% 9/27/07                 USD     16,309       16,321
  GNMA Series 02-62 B 4.763% 1/16/25              USD     15,000       15,430
                                                                   ----------
Total Agency Collateralized
  Mortgage Obligations (cost $675,675)                                675,993
                                                                   ----------
Agency Mortgage-Backed Securities - 3.76%
  Fannie Mae
    4.50% 10/1/10                                 USD     14,761       15,005
    5.00% 11/1/17                                 USD     21,330       21,850
    5.00% 6/1/18                                  USD    200,013      204,888
    5.00% 10/1/33                                 USD     10,000        9,944
    5.00% 11/1/33                                 USD     19,922       19,947
    5.00% 1/1/34                                  USD     10,000       10,013
    5.50% 5/1/33                                  USD    227,120      231,308
    5.50% 8/1/33                                  USD     29,322       29,863
    5.50% 9/1/33                                  USD     43,873       44,682
    5.50% 11/1/33                                 USD     59,404       60,499
    5.50% 12/1/33                                 USD     49,738       50,655
    6.00% 4/1/17                                  USD     21,072       22,191
    6.00% 6/1/17                                  USD      8,361        8,805
    6.00% 5/1/33                                  USD     66,639       69,221
    6.00% 9/1/33                                  USD     40,041       41,668
    6.00% 12/1/33                                 USD     14,987       15,642
    6.50% 11/1/33                                 USD    122,005      128,067
    7.50% 6/1/31                                  USD     41,833       44,761
  Freddie Mac
    5.00% 7/1/18                                  USD     46,236       47,349
    5.00% 9/1/33                                  USD     44,665       44,735
  GNMA
    6.50% 9/15/32                                 USD     50,034       52,833
    9.50% 9/15/17                                 USD     12,942       14,495
    10.00% 7/15/17                                USD      5,602        6,322
                                                                   ----------
Total Agency Mortgage-Backed
  Securities (cost $1,183,938)                                      1,194,743
                                                                   ----------
Agency Obligations - 2.39%
  Fannie Mae
    1.75% 3/26/08                                 JPY 60,000,000      598,502
    2.625% 1/19/07                                USD    100,000       99,557
    3.25% 1/15/08                                 USD     35,000       35,265
    3.25% 8/15/08                                 USD     15,000       14,974
    3.375% 12/15/08                               USD      5,000        4,993

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)

Agency Obligations (continued)
  Freddie Mac 4.50% 1/15/13                       USD      5,000      $ 5,022
                                                                   ----------
Total Agency Obligations (cost $701,754)                              758,313
                                                                   ----------
Asset-Backed Securities - 1.70%
  ABSC NIM Trust
    Series 04-HE1 A 7.00% 1/17/34                 USD     65,000       64,025
  Bank One Issuance Trust
    Series 02-A3 A3 3.59% 5/17/10                 USD     20,000       20,368
  Capital One Multi-Asset
    Execution Trust Series
    03-A6 A6 2.95% 8/17/09                        USD     20,000       20,181
    03-C2 C2 4.32% 4/15/09                        USD     10,000       10,228
    03-C4 C4 6.00% 8/15/13                        USD     35,000       36,716
 *Chase Funding NIM
    Series 03-6A 144A 5.00% 12/27/33              USD     46,971       46,915
  Citibank Credit Card Issuance Trust
    Series 03-A6 A6 2.90% 5/17/10                 USD     20,000       19,641
 +Long Beach Mortgage Loan Trust
    Series 04-1 M9 4.60% 3/25/34                  USD     10,000        9,670
  MBNA Credit Card Master Note Trust
    Series 01-A1 5.75% 10/15/08                   USD     60,000       64,535
  Mid-State Trust
    Series 11 A1 4.864% 7/15/38                   USD      9,275        8,788
  NationsCredit Grantor Trust
    Series 97-1A 6.75% 8/15/13                    USD     31,015       32,540
 +Sallie Mae Student Loan Trust Series
    96-3 Certificates 1.889% 10/25/11             USD     35,000       35,117
    97-1 A2 1.509% 1/25/10                        USD     21,751       21,853
    97-2 Certificates 1.769% 10/25/13             USD     50,000       50,146
    98-2 A2 1.669% 1/25/14                        USD     60,096       60,557
    04-1 A1 1.159% 1/26/15                        USD     40,000       40,000
 *Sharp Interest Trust
    Series 02-HE2N N
    144A 9.50% 10/25/32                           USD        404          404
                                                                   ----------
Total Asset-Backed Securities
  (cost $538,868)                                                     541,684
                                                                   ----------
Collateralized Mortgage Obligations - 1.72%
  Bank of America Alternative
    Loan Trust Series
    03-10 2A1 6.00% 12/25/33                      USD     39,549       40,865
    03-11 1A1 6.00% 1/25/34                       USD     19,874       20,529
 +Bank of America Mortgage
    Securities Series
    03-D 1A2 3.428% 5/25/33                       USD      2,628        2,672
    03-I 2A4 3.828% 10/25/33                      USD     25,000       25,284
    04-A 1A1 3.488% 2/25/34                       USD     20,000       20,166
 +Bear Stearns Mortgage Trust
    Series 03-7 8A 4.832% 10/25/33                USD     29,611       30,164
  Cendant Mortgage
    Series 02-4 A6 6.50% 7/25/32                  USD      9,916        9,959
  Countrywide Alternative Loan Trust
    Series 02-7 6.75% 8/25/32                     USD      9,224        9,295
  Credit Suisse First Boston Mortgage
    Securities Series
    02-10 2A1 7.50% 5/25/32                       USD     13,124       13,904
    02-30 1A1 7.50% 11/25/32                      USD      8,640        9,168
    03-23 5A1 6.00% 9/25/33                       USD     14,226       14,939
    03-23 6A1 6.50% 9/25/33                       USD     37,184       38,901
    03-23 7A1 5.00% 9/25/18                       USD     28,806       29,320
    03-29 5A1 7.00% 12/25/33                      USD     40,000       42,187

Statement                                         Delaware Strategic Income Fund
  OF NET ASSETS (CONTINUED)

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Collateralized Mortgage Obligations (continued)
  First Horizon Asset Securities
    Series 03-5 1A17 8.00% 7/25/33                USD      8,590      $ 9,380
  MASTR Alternative Loan Trust Series
    03-9 1A1 5.50% 12/25/18                       USD     29,774       30,732
    04-1 2A1 7.00% 1/25/34                        USD     30,000       31,519
  MASTR Asset Securitization Trust
    Series 03-12 3A5 5.25% 10/25/14               USD     14,914       15,319
 +MASTR Mortgages Trust
    Series 03-6 1A2 3.132% 12/25/33               USD     20,000       19,944
    Structured Asset Securities Series
   +02-22H 1A 7.00% 11/25/32                      USD     13,143       13,800
    03-33H 1A1 5.50% 10/25/33                     USD     29,276       29,569
  Washington Mutual Series
   +03-AR4 A7 3.95% 5/25/33                       USD     18,535       18,526
    03-S1 A1 5.00% 4/25/33                        USD     28,029       28,671
 +Wells Fargo Mortgage Backed
    Securities Trust Series
    03-K 2A5 4.522% 11/25/33                      USD     15,000       13,782
    03-M A1 4.788% 12/25/33                       USD     29,646       29,558
                                                                   ----------
Total Collateralized Mortgage
  Obligations (cost $544,354)                                         548,153
                                                                   ----------
Corporate Bonds - 35.98%
Aerospace & Defense - 0.34%
   Argo-Tech 8.625% 10/1/07                       USD     25,000       25,250
++*Armor Holdings 144A 8.25% 8/15/13              USD     75,000       81,563
                                                                   ----------
                                                                      106,813
                                                                   ----------
Automobiles & Automotive Parts - 1.39%
*++Advanced Accessory Holdings 144A
     13.25% 12/15/11                              USD    125,000       72,188
   Advanced Accessory Systems
     10.75% 6/15/11                               USD     55,000       61,600
   Collins & Aikman Products
    10.75% 12/31/11                               USD     25,000       24,625
    11.50% 4/15/06                                USD     15,000       14,288
  *CSK Auto 144A 7.00% 1/15/14                    USD     15,000       14,775
  *Erac USA Finance 144A 7.35% 6/15/08            USD     25,000       28,662
   Ford Motor 7.45% 7/16/31                       USD     15,000       15,273
   Ford Motor Credit 5.625% 10/1/08               USD     20,000       20,577
   General Motors 8.375% 7/15/33                  USD     35,000       40,022
  *Metaldyne 144A 10.00% 11/1/13                  USD     65,000       66,300
   UIS 9.375% 6/15/13                             USD     75,000       84,187
                                                                   ----------
                                                                      442,497
                                                                   ----------
Banking, Finance & Insurance - 2.41%
   Allstate 5.35% 6/1/33                          USD     15,000       14,123
   AON 7.375% 12/14/12                            USD     15,000       17,334
  *ASIF Global Financing 144A
     4.90% 1/17/13                                USD     10,000       10,053
   Bear Stearns 4.65% 7/2/18                      USD     20,000       18,611
   Citigroup
     5.625% 8/27/12                               USD     10,000       10,686
     5.875% 2/22/33                               USD     30,000       30,040
   Credit Suisse First Boston USA
     6.125% 11/15/11                              USD     20,000       21,931
  *Crum & Forster Holdings 144A
     10.375% 6/15/13                              USD     50,000       56,500
  *Farmers Exchange Capital 144A
     7.20% 7/15/48                                USD     85,000       80,012
  *Farmers Insurance Exchange 144A
     8.625% 5/1/24                                USD     20,000       22,066

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Corporate Bonds (continued)
Banking, Finance & Insurance (continued)
 *FGIC 144A 6.00% 1/15/34                         USD     10,000     $ 10,190
  Finova Group 7.50% 11/15/09                     USD    125,000       82,188
  Franklin Resources 3.70% 4/15/08                USD     15,000       15,004
  General Electric Capital 5.45% 1/15/13          USD     15,000       15,802
  General Motors Acceptance
    7.25% 3/2/11                                  USD     15,000       16,552
    8.00% 11/1/31                                 USD      5,000        5,499
  Goldman Sachs Group 5.25% 10/15/13              USD     20,000       20,337
  Harleysville Group 5.75% 7/15/13                USD      5,000        4,765
  Household Finance 4.125% 12/15/08               USD     20,000       20,313
  International Lease Finance
    5.875% 5/1/13                                 USD     10,000       10,705
  Janus Capital Group 7.00% 11/1/06               USD     10,000       10,924
 *Massachusetts Mutual Life Insurance
    144A 5.625% 5/15/33                           USD     10,000        9,900
  Morgan Stanley 5.30% 3/1/13                     USD     10,000       10,326
 *Nationwide Mutual Insurance 144A
    7.875% 4/1/33                                 USD     15,000       17,916
  Popular NA 4.25% 4/1/08                         USD     20,000       20,365
+*Premium Asset Series 04-01 144A
    1.219% 2/6/06                                 USD     15,000       15,000
  Prudential Financial 5.75% 7/15/33              USD     15,000       14,575
 *Rabobank Capital Funding II 144A
    5.26% 12/29/49                                USD     10,000       10,134
 +RBS Capital Trust I 4.709% 12/29/49             USD     20,000       19,354
  Regions Financial 6.375% 5/15/12                USD     20,000       22,277
 *TIAA Global Markets 144A
    2.75% 1/13/06                                 USD     25,000       25,333
  TIG Holdings 8.125% 4/15/05                     USD     90,000       92,924
  Wilmington Trust 4.875% 4/15/13                 USD     15,000       14,902
                                                                   ----------
                                                                      766,641
                                                                   ----------
Buildings & Materials - 1.27%
 *Lone Star Industries 144A
    8.85% 6/15/05                                 USD     60,000       63,600
  Schuler Homes 10.50% 7/15/11                    USD     75,000       88,500
  Standard-Pacific 9.25% 4/15/12                  USD     70,000       81,550
  Technical Olympic USA 10.375% 7/1/12            USD     75,000       86,625
  USX 9.375% 2/15/12                              USD      5,000        6,468
  Valspar 6.00% 5/1/07                            USD     20,000       21,739
  WCI Communities 10.625% 2/15/11                 USD     40,000       45,200
  York International 6.625% 8/15/06               USD     10,000       10,771
                                                                   ----------
                                                                      404,453
                                                                   ----------
Business Services - 0.22%
  Brickman Group 11.75% 12/15/09                  USD     60,000       70,650
                                                                   ----------
                                                                       70,650
                                                                   ----------
Cable, Media & Publishing - 4.04%
 *Atlantic Broadband Finance 144A
    9.375% 1/15/14                                USD    125,000      127,500
  Charter Communications Holdings
    10.75% 10/1/09                                USD    140,000      131,600
 *Charter Communications Holdings II
    144A 10.25% 9/15/10                           USD    150,000      159,749
  Historic Time Warner 8.18% 8/15/07              USD     20,000       23,120
  Insight Midwest 10.50% 11/1/10                  USD     75,000       80,063
  InterActiveCorp 6.75% 11/15/05                  USD     15,000       15,970
  Liberty Media 3.50% 9/25/06                     USD     15,000       15,088
  Lodgenet Entertainment 9.50% 6/15/13            USD    135,000      151,199
  Mediacom Broadband 11.00% 7/15/13               USD     75,000       82,875
  PanAmSat 8.50% 2/1/12                           USD     70,000       76,300

Statement                                         Delaware Strategic Income Fund
  OF NET ASSETS (CONTINUED)

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Corporate Bonds (continued)
Cable, Media & Publishing (continued)
   PEI Holdings 11.00% 3/15/10                    USD     50,000   $   58,500
  *Sheridan Acquisition 144A
     10.25% 8/15/11                               USD     80,000       86,400
   Time Warner 7.70% 5/1/32                       USD     10,000       11,665
   Time Warner Entertainment
     8.375% 3/15/23                               USD     15,000       18,652
   Vertis 10.875% 6/15/09                         USD     75,000       79,125
   XM Satellite Radio 12.00% 6/15/10              USD     75,000       86,625
  *Young Broadcasting 144A
     8.75% 1/15/14                                USD     75,000       79,875
                                                                   ----------
                                                                    1,284,306
                                                                   ----------
Chemicals - 1.21%
   Dow Chemical 7.375% 11/1/29                    USD     15,000       17,261
   Huntsman International 9.875% 3/1/09           USD     70,000       76,650
*++Johnsondiversey Holdings 144A
     10.67% 5/15/13                               USD    105,000       86,625
  *Nalco 144A 7.75% 11/15/11                      USD     75,000       79,500
  *Resolution Performance Products 144A
     8.00% 12/15/09                               USD     50,000       51,750
  #Solutia 6.72% 10/15/37                         USD    155,000       73,625
                                                                   ----------
                                                                      385,411
                                                                   ----------
Computers & Technology - 0.93%
   Activant Solutions 10.50% 6/15/11              USD     45,000       49,500
   Dell 7.10% 4/15/28                             USD     25,000       29,396
   Northern Telecom Capital
     7.875% 6/15/26                               USD    100,000      107,000
  *Stratus Technologies 144A
     10.375% 12/1/08                              USD    100,000      108,500
                                                                   ----------
                                                                      294,396
                                                                   ----------
Consumer Products - 0.89%
   American Greetings 11.75% 7/15/08              USD     65,000       76,050
  *Elizabeth Arden 144A 7.75% 1/15/14             USD     25,000       25,750
  *Hines Nurseries 144A 10.25% 10/1/11            USD     60,000       66,300
   Salton 10.75% 12/15/05                         USD    110,000      113,025
                                                                   ----------
                                                                      281,125
                                                                   ----------
Consumer Services - 0.39%
   Alderwoods Group 12.25% 1/2/09                 USD    110,000      123,750
                                                                   ----------
                                                                      123,750
                                                                   ----------
Electronics & Electrical Equipment - 0.34%
  *Communications & Power Industries
     144A 8.00% 2/1/12                            USD    100,000      103,501
   Johnson Controls 5.00% 11/15/06                USD      5,000        5,327
                                                                   ----------
                                                                      108,828
                                                                   ----------
Energy - 1.97%
   Amerada Hess 7.30% 8/15/31                     USD     10,000       10,573
   Citgo Petroleum 11.375% 2/1/11                 USD     90,000      108,000
   Dynegy Holdings
      8.75% 2/15/12                               USD     50,000       50,750
     *144A 10.125% 7/15/13                        USD    110,000      123,750
   Enterprise Products Partners
      6.875% 3/1/33                               USD     15,000       15,539
      7.50% 2/1/11                                USD     10,000       11,385
  *Halliburton 144A 5.50% 10/15/10                USD     20,000       21,101
   Hanover Equipment Trust 2001
      8.50% 9/1/08                                USD     60,000       65,100
  *Hilcorp Energy 144A 10.50% 9/1/10              USD     50,000       56,250

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Corporate Bonds (continued)
Energy (continued)
   Kinder Morgan Energy Partners
     7.75% 3/15/32                                USD      5,000    $   6,067
  *Massey Energy 144A 6.625% 11/15/10             USD     50,000       51,250
   Northern Border Pipeline 6.25% 5/1/07          USD     20,000       21,770
   Sonat 7.625% 7/15/11                           USD     45,000       42,019
   Valero Energy 6.125% 4/15/07                   USD     15,000       16,327
   Valero Logistics Operations
     6.05% 3/15/13                                USD     25,000       26,535
                                                                   ----------
                                                                      626,416
                                                                   ----------
Environmental Services - 0.78%
  *Casella Waste Systems 144A
     9.75% 2/1/13                                 USD     50,000       56,750
   IESI 10.25% 6/15/12                            USD    160,000      176,800
  *MSW Energy Holdings 144A
     7.375% 9/1/10                                USD     15,000       15,825
                                                                   ----------
                                                                      249,375
                                                                   ----------
Food, Beverage & Tobacco - 1.80%
   Anheuser-Busch 5.05% 10/15/16                  USD     30,000       30,547
   B&G Foods 9.625% 8/1/07                        USD    125,000      130,000
   Chiquita Brands 10.56% 3/15/09                 USD     25,000       27,875
  *Commonwealth Brands 144A
     10.625% 9/1/08                               USD     75,000       84,375
   Denny's 12.75% 9/30/07                         USD     75,000       81,750
   Kraft Foods
     4.00% 10/1/08                                USD     30,000       30,374
     5.625% 11/1/11                               USD     10,000       10,664
  *Le-Natures 144A 9.50% 6/15/13                  USD     75,000       80,625
   Nabisco 6.85% 6/15/05                          USD     10,000       10,648
  *O'Charleys 144A 9.00% 11/1/13                  USD     25,000       25,875
   Safeway 6.15% 3/1/06                           USD     10,000       10,710
   Universal 6.50% 2/15/06                        USD     10,000       10,773
   UST
     6.625% 7/15/12                               USD     20,000       22,429
     8.80% 3/15/05                                USD     15,000       16,082
                                                                   ----------
                                                                      572,727
                                                                   ----------
Healthcare & Pharmaceuticals - 0.72%
  *Mariner Health 144A 8.25% 12/15/13             USD     40,000       41,000
   Medco Health Solutions 7.25% 8/15/13           USD     45,000       50,549
   Team Health 12.00% 3/15/09                     USD    125,000      136,875
                                                                   ----------
                                                                      228,424
                                                                   ----------
Industrial Machinery - 0.18%
   Interline Brands 11.50% 5/15/11                USD     50,000       55,750
                                                                   ----------
                                                                       55,750
                                                                   ----------
Leisure, Lodging & Entertainment - 1.07%
   Boyd Gaming 9.25% 8/1/09                       USD     25,000       27,938
   Choctaw Resort Development
   Enterprise 9.25% 4/1/09                        USD     50,000       54,750
   Hard Rock Hotel 8.875% 6/1/13                  USD     75,000       81,750
   Herbst Gaming 10.75% 9/1/08                    USD     80,000       90,399
  *Poster Financial Group 144A
     8.75% 12/1/11                                USD     25,000       26,469
*++Town Sports International 144A
     11.00% 2/1/14                                USD    100,000       57,750
                                                                   ----------
                                                                      339,056
                                                                   ----------
Metals & Mining - 0.51%
   AK Steel 7.75% 6/15/12                         USD     85,000       74,800

Statement                                         Delaware Strategic Income Fund
  OF NET ASSETS (CONTINUED)

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Corporate Bonds (continued)
Metals & Mining (continued)
  Barrick Gold Finance 7.50% 5/1/07               USD     10,000    $  11,403
  United States Steel 10.75% 8/1/08               USD     65,000       76,375
                                                                   ----------
                                                                      162,578
                                                                   ----------
Packaging & Containers - 1.05%
  AEP Industries 9.875% 11/15/07                  USD     80,000       82,400
 *Great Lakes Dredge & Dock 144A
    7.75% 12/15/13                                USD     50,000       53,375
 *Portola Packaging 144A 8.25% 2/1/12             USD     25,000       26,000
  Radnor Holdings 11.00% 3/15/10                  USD    100,000       91,500
 *Tekni-Plex 144A 8.75% 11/15/13                  USD     75,000       79,875
                                                                  ----------
                                                                      333,150
                                                                   ----------
Paper & Forest Products - 1.37%
  Consolidated Container
    10.125% 7/15/09                               USD    110,000       87,450
  Fort James 7.75% 11/15/23                       USD     50,000       53,125
  Georgia-Pacific 9.375% 2/1/13                   USD    150,000      169,875
  Potlatch 12.50% 12/1/09                         USD    100,000      123,500
                                                                   ----------
                                                                      433,950
                                                                   ----------
Real Estate - 0.32%
  Developers Diversified Realty REIT
    4.625% 8/1/10                                 USD     15,000       15,033
  Tanger Properties REIT
    9.125% 2/15/08                                USD     80,000       87,600
                                                                   ----------
                                                                      102,633
                                                                   ----------
Retail - 1.55%
 *FTD 144A 7.75% 2/15/14                          USD     50,000       50,000
++J Crew Intermediate 16.00% 5/15/08              USD    113,540       93,671
  J Crew Operating 10.375% 10/15/07               USD     75,000       77,625
  Kohl's 7.25% 6/1/29                             USD     10,000       11,770
  Office Depot 10.00% 7/15/08                     USD     90,000      108,449
  Petco Animal Supplies 10.75% 11/1/11            USD     60,000       71,100
  Remington Arms 10.50% 2/1/11                    USD     75,000       79,500
                                                                   ----------
                                                                      492,115
                                                                   ----------
Telecommunications - 3.68%
  Alamosa Delaware
    11.00% 7/31/10                                USD     29,000       31,393
   *144A 8.50% 1/31/12                            USD     50,000       49,000
 *Alaska Communications Systems
    Holdings 144A 9.875% 8/15/11                  USD     85,000       91,375
  AT&T
    7.25% 11/15/06                                USD     20,000       22,241
    8.05% 11/15/11                                USD      5,000        5,802
    8.75% 11/15/31                                USD     20,000       23,467
  Centennial Cellular Operating
    10.125% 6/15/13                               USD    105,000      113,924
  Cincinnati Bell 8.375% 1/15/14                  USD     50,000       53,375
  Crown Castle International
    10.75% 8/1/11                                 USD     55,000       62,150
   *144A 7.50% 12/1/13                            USD     50,000       51,375
  Dobson Communications
    8.875% 10/1/13                                USD     75,000       77,813
 *Level 3 Financing 144A 10.75% 10/15/11          USD     85,000       92,225
 *MetroPCS 144A 10.75% 10/1/11                    USD     95,000       98,325
  Nextel Partners 12.50% 11/15/09                 USD     28,000       32,200
 *Primus Telecommunications 144A
    8.00% 1/15/14                                 USD     50,000       49,563
 *Qwest Services 144A 13.50% 12/15/10             USD     85,000      102,850

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Corporate Bonds (continued)
Telecommunications (continued)
  Sprint Capital
    6.375% 5/1/09                                 USD      5,000   $    5,396
    8.375% 3/15/12                                USD     10,000       11,820
    8.75% 3/15/32                                 USD     20,000       24,375
++US Unwired 13.375% 11/1/09                      USD     75,000       68,250
  Verizon New York 7.375% 4/1/32                  USD     25,000       27,512
  Verizon Wireless Capital
    5.375% 12/15/06                               USD     20,000       21,392
 #WorldCom 7.50% 5/15/11                          USD    145,000       52,563
                                                                   ----------
                                                                    1,168,386
                                                                   ----------
Textiles, Apparel & Furniture - 0.18%
  Interface 10.375% 2/1/10                        USD     50,000       56,000
                                                                   ----------
                                                                       56,000
                                                                   ----------
Transportation & Shipping - 1.23%
  American Airlines 6.817% 5/23/11                USD     10,000        9,616
  Continental Airlines 6.503% 6/15/11             USD     30,000       30,319
  Delta Air Lines 7.299% 9/18/06                  USD     10,000        9,314
  Hornbeck Offshore Services
    10.625% 8/1/08                                USD     60,000       66,600
  Kansas City Southern Railway
    9.50% 10/1/08                                 USD      5,000        5,631
 *OMI 144A 7.625% 12/1/13                         USD     75,000       78,000
  Overseas Shipholding Group
    8.25% 3/15/13                                 USD     90,000       99,338
  Seabulk International 9.50% 8/15/13             USD     85,000       90,525
                                                                   ----------
                                                                      389,343
                                                                   ----------
Utilities - 6.14%
 *Allegheny Energy Supply Statutory
    Trust 2001 144A 13.00% 11/15/07               USD     29,000       29,435
  Aquila 9.95% 2/1/11                             USD     75,000       81,375
  Avista
    7.75% 1/1/07                                  USD     25,000       27,858
    9.75% 6/1/08                                  USD     95,000      114,474
  Calpine
    8.25% 8/15/05                                 USD     55,000       53,350
    10.50% 5/15/06                                USD    110,000      106,150
  Cogentrix Energy 8.75% 10/15/08                 USD    100,000      109,750
    Consumers Energy
    6.00% 3/15/05                                 USD     15,000       15,621
   *144A 4.25% 4/15/08                            USD      5,000        5,082
  Detroit Edison 5.05% 10/1/05                    USD     15,000       15,716
  Edison Mission Energy 9.875% 4/15/11            USD     50,000       53,688
  El Paso 7.875% 6/15/12                          USD     75,000       71,344
  El Paso Natural Gas 7.625% 8/1/10               USD     85,000       88,188
  Elwood Energy 8.159% 7/5/26                     USD     45,772       49,434
  Exelon Generation 6.95% 6/15/11                 USD     10,000       11,429
  FPL Group Capital 3.25% 4/11/06                 USD     25,000       25,432
  Homer City Funding 8.137% 10/1/19               USD     45,000       49,950
  Illinois Power 7.50% 6/15/09                    USD    100,000      111,750
  Midland Funding II 11.75% 7/23/05               USD     36,658       40,140
  Midwest Generation 8.30% 7/2/09                 USD    120,000      125,999
 #Mirant Americas Generation
    7.625% 5/1/06                                 USD    100,000       85,500
 *NRG Energy 144A 8.00% 12/15/13                  USD    100,000      104,500
  Oncor Electric Delivery 7.00% 5/1/32            USD      5,000        5,613
  Orion Power Holdings 12.00% 5/1/10              USD     70,000       86,800
 *Power Contract Financing 144A
    5.20% 2/1/06                                  USD     30,000       30,686
  PSEG Energy Holdings 7.75% 4/16/07              USD     75,000       79,500

Statement                                         Delaware Strategic Income Fund
  OF NET ASSETS (CONTINUED)

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Corporate Bonds (continued)
Utilities (continued)
  PSEG Power 8.625% 4/15/31                       USD     15,000     $ 19,665
  Reliant Resources 9.50% 7/15/13                 USD     70,000       75,775
  Southern California Edison
    5.00% 1/15/14                                 USD      5,000        5,037
    6.00% 1/15/34                                 USD     10,000       10,104
  Southern Capital Funding 5.30% 2/1/07           USD     15,000       16,242
  Southern Natural Gas 8.875% 3/15/10             USD     40,000       44,600
  Tennessee Gas Pipeline
    8.375% 6/15/32                                USD     90,000       94,275
  TXU Energy 7.00% 3/15/13                        USD     25,000       27,931
#*USGen New England 144A
    7.459% 1/2/15                                 USD     55,000       24,716
  Williams Companies 8.125% 3/15/12               USD     50,000       54,250
                                                                   ----------
                                                                    1,951,359
                                                                   ----------
Total Corporate Bonds (cost $10,722,657)                           11,430,132
                                                                   ----------
Foreign Bonds - 42.89%^
Argentina - 0.15%
 +Republic of Argentina 1.165% 8/3/12             USD     75,000       48,557
                                                                   ----------
                                                                       48,557
                                                                   ----------
Aruba - 0.19%
  UFJ Finance Aruba 6.75% 7/15/13                 USD     55,000       59,026
                                                                   ----------
                                                                       59,026
                                                                   ----------
Australia - 2.41%
  Queensland Treasury 6.00% 6/14/11               AUD    980,000      747,079
 *SingTel Optus Finance Property 144A
    8.125% 6/15/09                                USD     15,000       17,839
                                                                   ----------
                                                                      764,918
                                                                   ----------
Austria - 0.67%
  Republic of Austria 7.25% 5/3/07                DEM    300,000      213,918
                                                                   ----------
                                                                      213,918
                                                                   ----------
Bermuda - 0.17%
 *Intelsat 144A 5.25% 11/1/08                     USD     10,000       10,392
+*Oil Insurance 144A 5.15% 8/15/33                USD     25,000       25,431
  Weatherford International
    4.95% 10/15/13                                USD     20,000       19,899
                                                                   ----------
                                                                       55,722
                                                                   ----------
Brazil - 0.36%
  Federal Republic of Brazil
    11.00% 8/17/40                                USD    105,000      114,975
                                                                   ----------
                                                                      114,975
                                                                   ----------
British Virgin Islands - 0.09%
  ChipPac International 12.75% 8/1/09             USD     25,000       27,500
                                                                   ----------
                                                                       27,500
                                                                   ----------
Canada - 2.63%
  Ainsworth Lumber 12.50% 7/15/07                 USD     90,000      109,350
  Alcan 7.25% 3/15/31                             USD      5,000        5,919
  Canadian Government 0.70% 3/20/06               JPY 60,000,000      575,151
 *Hollinger 144A 11.875% 3/1/11                   USD     50,000       54,563
  Pacifica Papers 10.00% 3/15/09                  USD     25,000       26,500
  Rogers Cablesystems 10.00% 3/15/05              USD     50,000       53,625
  Thomson 5.75% 2/1/08                            USD     10,000       10,966
                                                                   ----------
                                                                      836,074
                                                                   ----------
Cayman Islands - 0.60%
  Bluewater Finance 10.25% 2/15/12                USD     80,000       88,400

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Foreign Bonds (continued)
Cayman Islands (continued)
 *Gemstone Investor 144A 7.71% 10/31/04            USD    60,000     $ 61,050
  Hutchison Whampoa International
    6.50% 2/13/13                                  USD    20,000       20,921
  Transocean 6.75% 4/15/05                         USD    20,000       21,048
                                                                   ----------
                                                                      191,419
                                                                   ----------
Colombia - 0.09%
  Republic of Colombia 10.375% 1/28/33            USD      5,000       27,125
                                                                   ----------
                                                                       27,125
                                                                   ----------
Dominican Republic - 0.25%
  Dominican Republic
    9.04% 1/23/13                                 USD     75,000       60,339
   *144A 9.04% 1/23/13                            USD     25,000       19,500
                                                                   ----------
                                                                       79,839
                                                                   ----------
France - 4.52%
  France Government Bond O.A.T.
    4.00% 4/25/13                                 EUR    600,000      733,043
    5.50% 4/25/10                                 EUR    450,000      612,108
 *Rhodia 144A 8.875% 6/1/11                       USD    100,000       89,500
                                                                   ----------
                                                                    1,434,651
                                                                   ----------
Germany - 3.66%
  Deutschland Republic
    4.75% 7/4/28                                  EUR    260,000      315,236
    5.00% 7/4/11                                  EUR    320,000      424,113
    6.50% 10/14/05                                EUR    320,000      423,434
                                                                   ----------
                                                                    1,162,783
                                                                   ----------
Greece - 1.76%
  Hellenic Republic
    8.60% 3/26/08                                 EUR    250,000      372,765
    8.70% 4/8/05                                  EUR    140,000      187,149
                                                                   ----------
                                                                      559,914
                                                                   ----------
Indonesia - 0.08%
 *Excelcomindo Finance 144A
    8.00% 1/27/09                                 USD     25,000       24,813
                                                                   ----------
                                                                       24,813
                                                                   ----------
Ireland - 0.21%
  Smurfit Capital Funding 7.50% 11/20/25          USD     65,000       66,950
                                                                   ----------
                                                                       66,950
                                                                   ----------
Italy - 6.80%
  Republic of Italy
    0.375% 10/10/06                               JPY 70,000,000      666,765
    3.75% 6/8/05                                  JPY 56,000,000      555,552
    5.75% 7/25/16                                 EUR    680,000      938,167
                                                                  ----------
                                                                    2,160,484
                                                                   ----------
Liberia - 0.28%
  Royal Caribbean Cruises
    7.50% 10/15/27                                USD     90,000       90,000
                                                                   ----------
                                                                       90,000
                                                                   ----------
Mexico - 2.08%
 *Telefonos de Mexico 144A
    4.50% 11/19/08                                USD     20,000       20,200
  United Mexican States Global
    7.375% 3/13/08                                EUR    150,000      206,277
    8.25% 2/24/09                                 DEM    600,000      434,415
                                                                   ----------
                                                                      660,892
                                                                   ----------

Statement                                         Delaware Strategic Income Fund
  OF NET ASSETS (CONTINUED)

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
Foreign Bonds (continued)
Netherlands - 0.05%
  Aegon 4.75% 6/1/13                              USD     15,000  $    14,786
                                                                   ----------
                                                                       14,786
                                                                   ----------
Norway - 3.09%
  Eksportfinans 1.80% 6/21/10                     JPY 80,000,000      801,333
  Ocean Rig Norway 10.25% 6/1/08                  USD     80,000       75,600
  Petroleum Geo-Services
    8.00% 11/5/06                                 USD     50,000       51,125
  10.00% 11/5/10                                  USD     50,000       54,750
                                                                  ----------
                                                                      982,808
                                                                   ----------
Panama - 0.05%
  Republic of Panama 8.875% 9/30/27               USD     15,000       15,675
                                                                   ----------
                                                                       15,675
                                                                   ----------
Poland - 3.48%
  Poland Government
    5.00% 10/24/13                                 PLZ 3,200,000      723,303
    5.75% 6/24/08                                  PLZ 1,000,000      250,040
    8.50% 2/12/05                                  PLZ   500,000      132,784
                                                                   ----------
                                                                    1,106,127
                                                                   ----------
Russia - 0.53%
  Siberian Oil
    10.75% 1/15/09                                USD    100,000      111,967
    11.50% 2/13/07                                USD     50,000       55,321
                                                                   ----------
                                                                      167,288
                                                                   ----------
Singapore - 0.15%
 *Singapore Telecommunications 144A
    7.375% 12/1/31                                USD     40,000       47,825
                                                                   ----------
                                                                       47,825
                                                                   ----------
Spain - 2.02%
  Spanish Government 5.15% 7/30/09                EUR    480,000      642,057
                                                                   ----------
                                                                      642,057
                                                                   ----------
Supranational - 1.59%
  International Bank for Reconstruction
    & Development 2.00% 2/18/08                   JPY 50,000,000      505,295
                                                                   ----------
                                                                      505,295
                                                                   ----------
Sweden - 4.35%
 *Nordea Bank Sweden 144A
    5.25% 11/30/12                                USD     20,000       20,631
  Stena 9.625% 12/1/12                            USD    125,000      143,438
  Swedish Government
    6.75% 5/5/14                                  SEK  6,000,000      941,924
    8.00% 8/15/07                                 SEK  1,800,000      277,058
                                                                   ----------
                                                                    1,383,051
                                                                   ----------
United Kingdom - 0.23%
 *Inmarsat Finance 144A 7.625% 6/30/12            USD     50,000       51,750
  Vodafone Group 5.375% 1/30/15                   USD     20,000       20,533
                                                                   ----------
                                                                       72,283
                                                                   ----------
Venezuela - 0.35%
  Venezuela Government International
    9.375% 1/13/34                                USD    125,000      110,313
                                                                   ----------
                                                                      110,313
                                                                   ----------
Total Foreign Bonds (cost $12,058,440)                             13,627,068
                                                                   ----------

                                                       Principal     Market
                                                        Amounto    Value (U.S.$)

Municipal Bonds - 0.61%
   California State 5.00% 2/1/33                  USD      5,000   $    4,928
   Forsyth, Montana Pollution Control
     5.20% 5/1/33                                 USD     10,000       10,502
   Illinois State 5.10% 6/1/33                    USD     35,000       32,695
   Long Island, New York Power Authority
   New York Electric Systems Project
   Series A 5.00% 6/1/08                          USD     15,000       16,382
   New Jersey Economic Development
   Authority Continental Airlines Project
     6.25% 9/15/29                                USD     75,000       66,275
   Oregon State 5.892% 6/1/27                     USD     25,000       26,313
   West Virginia Economic Development
   Authority Excess Lottery Revenue
     6.07% 7/1/26                                 USD     20,000       20,438
   Wisconsin State General Revenue
     5.70% 5/1/26 (FSA)                           USD     15,000       15,503
                                                                   ----------
Total Municipal Bonds (cost $189,927)                                 193,036
                                                                   ----------
                                                         Number of
                                                           Shares

Common Stock - 4.12%
   American Financial Realty                               6,000      108,720
   CBL & Associates Properties                             1,300       78,585
   Chelsea Property Group                                  5,000      277,600
   Developers Diversified Realty REIT                        500       17,190
   Equity One                                              2,900      52,780
   Keystone Property Trust                                 5,000      117,850
   Lasalle Hotel Properties                                9,800      193,550
   Maguire Properties                                      4,000       97,200
   Nationwide Health Properties                           12,000      261,600
   Ramco-Gershenson Properties                             2,500       68,550
   Starwood Hotels & Resorts Worldwide                     1,050       37,107
                                                                   ----------
Total Common Stock (cost $1,003,683)                                1,310,732
                                                                   ----------
Convertible Preferred Stock - 0.06%
   Alamosa Delaware 7.50%                                     45       20,756
                                                                   ----------
Total Convertible Preferred Stock
   (cost $14,603)                                                      20,756
                                                                   ----------
Preferred Stocks - 1.80%
  *Centaur Funding 144A 9.08%                                 35       44,789
   CSC Holdings PIK 11.75%                                 2,150      226,287
   Host Marriott 10.00%                                    3,000       78,000
   Intermedia Communications PIK 13.50%                        1           41
   LaSalle Hotel Properties 10.25%                         5,300      149,724
   Nexen 7.35%                                             2,050       54,223
   TNP Enterprises PIK 14.50%                                 15       17,588
                                                                   ----------
Total Preferred Stocks (cost $532,767)                                570,652
                                                                   ----------
Warrants - 0.14%
++*Solutia 144A                                              130            1
 ++XM Satellite Radio                                         25       43,250
                                                                   ----------
Total Warrants (cost $16,184)                                          43,251
                                                                   ----------

Statement                                         Delaware Strategic Income Fund
  OF NET ASSETS (CONTINUED)



                                                       Principal     Market
                                                        Amounto    Value (U.S.$)
U.S. Treasury Obligations - 1.51%
**U.S. Treasury Bonds 5.375% 2/15/31              USD    165,000  $   175,050
  U.S. Treasury Inflation Index Notes
    2.00% 1/15/14                                 USD     69,896       70,846
  **3.375% 4/15/32                                USD    119,536      150,391
    3.625% 1/15/08                                USD     28,551       31,772
  U.S. Treasury Notes
    2.00% 11/30/04                                USD     10,000       10,071
    4.25% 11/15/13                                USD     40,000       40,375
                                                                  -----------
Total U.S. Treasury Obligations
  (cost $476,314)                                                     478,505
                                                                  -----------

Total Market Value of Securities - 98.81%
  (cost $28,659,164)                                               31,393,018
Receivables and Other Assets
  Net of Liabilities - 1.19%                                          376,662
                                                                  -----------
Net Assets Applicable to 6,941,064
  Shares Outstanding - 100.00%                                    $31,769,680
                                                                  ===========

Net Asset Value - Delaware Strategic Income Fund
  Class A ($11,619,614 / 2,536,929 Shares)                              $4.58
                                                                        -----
Net Asset Value - Delaware Strategic Income Fund
  Class B ($13,143,876 / 2,872,296 Shares)                              $4.58
                                                                        -----
Net Asset Value - Delaware Strategic Income Fund
  Class C ($3,272,898 / 715,319 Shares)                                 $4.58
                                                                        -----
Net Asset Value - Delaware Strategic Income Fund
  Institutional Class ($3,733,292 / 816,520 Shares)                     $4.57
                                                                        -----

Components of Net Assets at January 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                              $39,549,193
Undistributed net investment income***                                118,380
Accumulated net realized loss on investments                      (10,625,728)
Net unrealized appreciation of investments
  and foreign currencies                                            2,727,835
                                                                  -----------
Total net assets                                                  $31,769,680
                                                                  ===========
  oPrincipal amount is stated in the currency in which each bond is denominated.

  *Security exempt from registration under Rule 144A of the Securities Act of 1933.

   See Note 11 in "Notes to Financial Statements."

 **Fully or partially pledged as collateral for financial futures contracts.

***Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  +Variable rate notes. The interest rate shown is the rate as of January 31,
   2004.
 ++Step coupon bond.

+++Non-income producing security for the six months ended January 31, 2004.

  #Non-income producing security. Security is currently in default.

 ^Securities have been classified by country of origin. Classification by type of business has been presented in Note 12 in "Notes to Financial Statements."

Summary of Abbreviations:
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
NIM - Net Interest Margin
PIK - Pay-in-kind
REIT - Real Estate Investment Trust
TBA - To be announced
AUD - Australian Dollar
DEM - German Mark
EUR - European Monetary Unit
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

Net Asset Value and Offering Price per Share -
  Delaware Strategic Income Fund
Net asset value Class A (A)                                               $4.58
Sales charge (4.50% of offering price,
  or 4.80% of the amount invested per share) (B)                           0.22
                                                                          -----
Offering price                                                            $4.80
                                                                          =====

(A) Net Asset Value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement                                         Delaware Strategic Income Fund
  OF ASSETS AND LIABILITIES                       January 31, 2004 (Unaudited)

Assets:
  Investments at market (cost $28,659,164)                           $31,393,018
  Cash                                                                    24,616
  Receivables for securities sold                                      1,873,245
  Dividends receivable                                                     1,596
  Interest receivable                                                    604,070
  Mark to market on swap agreements                                        1,326
                                                                     -----------
  Total assets                                                        33,897,871
                                                                     -----------

Liabilities:
  Payables for securities purchased                                    1,950,117
  Written options                                                          1,219
  Liquidations payable                                                   156,465
  Management fees payable                                                  2,169
  Other accrued expenses                                                  15,039
  Mark to market on futures                                                3,188
                                                                     -----------
  Total liabilities                                                    2,128,191
                                                                     -----------

Total Net Assets                                                     $31,769,680
                                                                     ===========

See accompanying notes

Statement                          Delaware Strategic Income Fund
  OF OPERATIONS                    Six Months Ended January 31, 2004 (Unaudited)

Investment Income:
  Interest                                                                                          $950,478
  Dividends                                                                                           55,230        $1,005,708
                                                                                                    --------        ----------

Expenses:
  Management fees                                                                                    107,831
  Distribution expenses -- Class A                                                                    17,791
  Distribution expenses -- Class B                                                                    67,698
  Distribution expenses -- Class C                                                                    19,372
  Dividend disbursing and transfer agent fees and expenses                                            60,192
  Registration fees                                                                                   19,241
  Custodian fees                                                                                      12,123
  Reports and statements to shareholders                                                               8,050
  Accounting and administration expenses                                                               6,512
  Professional fees                                                                                    2,450
  Trustees' fees                                                                                       1,054
  Other                                                                                                2,347           324,661
                                                                                                    --------
  Less expenses absorbed or waived                                                                                     (94,885)
  Less waiver of distribution expenses-- Class A                                                                        (2,965)
  Less expenses paid indirectly                                                                                           (398)
                                                                                                                    ----------
  Total expenses                                                                                                       226,413
                                                                                                                    ----------
Net Investment Income                                                                                                  779,295
                                                                                                                    ----------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
  Net realized gain (loss) on:
    Investments                                                                                                        693,729
    Futures contracts                                                                                                   23,235
    Options written                                                                                                     (4,366)
    Swap agreements                                                                                                     (1,744)
    Foreign currencies                                                                                                 331,868
                                                                                                                    ----------
  Net realized gain                                                                                                  1,042,722
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                           1,339,067
                                                                                                                    ----------
Net Realized and Unrealized Gain on Investments and Foreign Currencies                                               2,381,789
                                                                                                                    ----------

Net Increase in Net Assets Resulting from Operations                                                                $3,161,084
                                                                                                                    ==========

See accompanying notes

Statements                                        Delaware Strategic Income Fund
  OF CHANGES IN NET ASSETS

                                                                                                        Six Months        Year
                                                                                                          Ended           Ended
                                                                                                         1/31/04         7/31/03
                                                                                                       (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                                                $   779,295     $ 1,645,205
  Net realized gain on investments                                                                       1,049,724         795,347
  Net change in unrealized appreciation/depreciation of investments and foreign currencies               1,332,065       2,904,957
                                                                                                       -----------     -----------
  Net increase in net assets resulting from operations                                                   3,161,084       5,345,509
                                                                                                       -----------     -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                               (418,850)       (550,772)
    Class B                                                                                               (417,975)       (626,114)
    Class C                                                                                               (119,344)       (164,355)
    Institutional Class                                                                                   (139,780)       (186,996)

  Return of capital:
    Class A                                                                                                     --         (28,292)
    Class B                                                                                                     --         (32,162)
    Class C                                                                                                     --          (8,443)
    Institutional Class                                                                                         --          (9,606)
                                                                                                       -----------     -----------
                                                                                                        (1,095,949)     (1,606,740)
                                                                                                       -----------     -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                              2,446,939       3,262,861
    Class B                                                                                                558,917       3,045,943
    Class C                                                                                                460,524       1,547,411
    Institutional Class                                                                                    865,666       2,608,142

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                                289,686         383,221
    Class B                                                                                                240,107         357,117
    Class C                                                                                                 95,561         119,145
    Institutional Class                                                                                    139,780         196,603
                                                                                                       -----------     -----------
                                                                                                         5,097,180      11,520,443
                                                                                                       -----------     -----------
  Cost of shares repurchased:
    Class A                                                                                             (2,684,435)     (3,021,964)
    Class B                                                                                             (2,061,067)     (3,319,519)
    Class C                                                                                             (1,507,904)     (1,183,619)
    Institutional Class                                                                                 (1,824,337)     (1,178,083)
                                                                                                       -----------     -----------
                                                                                                        (8,077,743)     (8,703,185)
                                                                                                       -----------     -----------
Increase (decrease) in net assets derived from capital share transactions(2,980,563)2,817,258
                                                                                                       -----------     -----------
Net Increase (Decrease) in Net Assets                                                                     (915,428)      6,556,027

Net Assets:
  Beginning of period                                                                                   32,685,108      26,129,081
                                                                                                       -----------     -----------
  End of period (including undistributed net investment income of $118,380 and $0, respectively)       $31,769,680     $32,685,108
                                                                                                       ===========     ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Strategic Income Fund Class A
                                                             Six Months
                                                               Ended                             Year Ended
                                                             1/31/04(1)   7/31/03     7/31/02(4)   7/31/01     7/30/00      7/31/99
                                                            (Unaudited)
Net asset value, beginning of period                         $  4.300    $  3.770      $ 3.870    $  4.320     $  4.860    $  5.480

Income (loss) from investment operations:

Net investment income(2)                                        0.113       0.246        0.253       0.327        0.413       0.462
Net realized and unrealized gain (loss) on
 investments and foreign currencies                             0.325       0.524       (0.083)     (0.407)      (0.540)     (0.607)
                                                             --------    --------      -------    --------     --------    --------
Total from investment operations                                0.438       0.770        0.170      (0.080)      (0.127)     (0.145)
                                                             --------    --------      -------    --------     --------    --------

Less dividends and distributions:
From net investment income                                     (0.158)     (0.228)      (0.137)     (0.201)      (0.356)     (0.440)
From net realized gain on investments                              --          --           --          --           --      (0.035)
In excess of net investment income                                 --          --           --      (0.060)      (0.057)         --
Return of capital                                                  --      (0.012)      (0.133)     (0.109)          --          --
                                                             --------    --------      -------    --------     --------    --------
Total dividends and distributions                              (0.158)     (0.240)      (0.270)     (0.370)      (0.413)     (0.475)
                                                             --------    --------      -------    --------     --------    --------

Net asset value, end of period                               $  4.580    $  4.300      $ 3.770    $  3.870     $  4.320    $  4.860
                                                             --------    --------      -------    --------     --------    --------

Total return(3)                                                10.31%      20.99%        4.54%      (1.85%)      (2.67%)     (2.77%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 11,620    $ 10,835      $ 8,932    $ 10,488     $ 12,238    $ 18,757
Ratio of expenses to average net assets                         1.00%       1.00%        1.00%       1.00%        1.00%       1.00%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.62%       1.85%        1.84%       1.99%        1.75%       1.55%
Ratio of net investment income to average net assets            5.06%       6.02%        6.60%       8.06%        9.20%       8.97%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.44%       5.17%        5.76%       7.07%        8.45%       8.42%
Portfolio turnover                                               371%        422%         349%        200%         127%        156%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.031, an increase in net realized and unrealized gain (loss) per share of $0.031, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            Delaware Strategic Income Fund Class B
                                                             Six Months
                                                                Ended                             Year Ended
                                                               1/31/04(1)  7/31/03     7/31/02(4)   7/31/01     7/30/00      7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                         $  4.300    $  3.770     $  3.860    $  4.320     $  4.860    $  5.480

Income (loss) from investment operations:
Net investment income(2)                                        0.097       0.215        0.224       0.297        0.378       0.424
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.322       0.526       (0.073)     (0.418)      (0.540)     (0.607)
                                                             --------    --------      -------    --------     --------    --------
Total from investment operations                                0.419       0.741        0.151      (0.121)      (0.162)     (0.183)
                                                             --------    --------      -------    --------     --------    --------

Less dividends and distributions:
From net investment income                                     (0.139)     (0.201)      (0.122)     (0.184)      (0.325)     (0.402)
From net realized gain on investments                              --          --           --          --           --      (0.035)
In excess of net investment income                                 --          --           --      (0.055)      (0.053)         --
Return of capital                                                  --      (0.010)      (0.119)     (0.100)          --          --
                                                             --------    --------      -------    --------     --------    --------
Total dividends and distributions                              (0.139)     (0.211)      (0.241)     (0.339)      (0.378)     (0.437)
                                                             --------    --------      -------    --------     --------    --------

Net asset value, end of period                               $  4.580    $  4.300     $  3.770    $  3.860     $  4.320    $  4.860
                                                             --------    --------      -------    --------     --------    --------

Total return(3)                                                 9.88%      20.12%        4.03%      (2.61%)      (3.63%)     (3.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 13,144    $ 13,568     $ 11,827    $ 12,718     $ 14,184    $ 19,318
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       1.75%        1.75%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.32%       2.55%        2.59%       2.74%        2.50%       2.30%
Ratio of net investment income to average net assets            4.31%       5.27%        5.85%       7.31%        8.45%       8.22%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.74%       4.47%        5.01%       6.32%        7.70%       7.67%
Portfolio turnover                                               371%        422%         349%        200%         127%        156%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.031, an increase in net realized and unrealized gain (loss) per share of $0.031, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            Delaware Strategic Income Fund Class C
                                                             Six Months
                                                                Ended                             Year Ended
                                                               1/31/04(1)  7/31/03     7/31/02(4)   7/31/01     7/30/00      7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                         $  4.300    $  3.770      $ 3.860    $  4.320     $  4.860    $  5.480

Income (loss) from investment operations:
Net investment income(2)                                        0.096       0.215        0.224       0.297        0.378       0.424
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.323       0.526       (0.073)     (0.418)      (0.540)     (0.607)
                                                             --------    --------      -------    --------     --------    --------
Total from investment operations                                0.419       0.741        0.151      (0.121)      (0.162)     (0.183)
                                                             --------    --------      -------    --------     --------    --------

Less dividends and distributions:
From net investment income                                     (0.139)     (0.201)      (0.122)     (0.184)      (0.325)     (0.402)
From net realized gain on investments                              --          --           --          --           --      (0.035)
In excess of net investment income                                 --          --           --      (0.055)      (0.053)         --
Return of capital                                                  --      (0.010)      (0.119)     (0.100)          --          --
                                                             --------    --------      -------    --------     --------    --------
Total dividends and distributions                              (0.139)     (0.211)      (0.241)     (0.339)      (0.378)     (0.437)
                                                             --------    --------      -------    --------     --------    --------

Net asset value, end of period                               $  4.580    $  4.300      $ 3.770    $  3.860     $  4.320    $  4.860
                                                             ========    ========      =======    ========     ========    ========


Total return(3)                                                 9.88%      20.12%        4.03%      (2.84%)      (3.41%)     (3.32%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $  3,273    $  3,978     $  3,086    $  3,265     $  4,402    $  6,548
Ratio of expenses to average net assets                         1.75%       1.75%        1.75%       1.75%        1.75%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.32%       2.55%        2.59%       2.74%        2.50%       2.30%
Ratio of net investment income to average net assets            4.31%       5.27%        5.85%       7.31%        8.45%       8.22%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.74%       4.47%        5.01%       6.32%        7.70%       7.67%
Portfolio turnover                                               371%        422%         349%        200%         127%        156%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.031, an increase in net realized and unrealized gain (loss) per share of $0.031, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Strategic Income Fund Institutional Class
                                                             Six Months
                                                                Ended                             Year Ended
                                                               1/31/04(1)  7/31/03     7/31/02(4)   7/31/01     7/30/00      7/31/99
                                                             (Unaudited)
Net asset value, beginning of period                          $ 4.300     $ 3.770      $ 3.860     $ 4.310      $ 4.850     $ 5.470

Income (loss) from investment operations:
Net investment income(2)                                        0.119       0.256        0.263       0.338        0.424       0.475
Net realized and unrealized gain (loss) on
  investments and foreign currencies                            0.315       0.524       (0.073)     (0.408)      (0.540)     (0.603)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.434       0.780        0.190      (0.070)      (0.116)     (0.128)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
From net investment income                                     (0.164)     (0.238)      (0.142)     (0.207)      (0.365)     (0.457)
From net realized gain on investments                              --          --           --          --           --      (0.035)
In excess of net investment income                                 --          --           --      (0.062)      (0.059)         --
Return of capital                                                  --      (0.012)      (0.138)     (0.111)          --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.164)     (0.250)      (0.280)     (0.380)      (0.424)     (0.492)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $ 4.570     $ 4.300      $ 3.770     $ 3.860      $ 4.310     $ 4.850
                                                              -------     -------      -------     -------      -------     -------

Total return(3)                                                10.23%      21.28%        5.08%      (1.61%)      (2.45%)     (2.46%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $ 3,733     $ 4,305      $ 2,284     $ 1,493      $ 1,044     $ 4,350
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.32%       1.55%        1.59%       1.74%        1.50%       1.30%
Ratio of net investment income to average net assets            5.31%       6.27%        6.85%       8.31%        9.45%       9.22%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.74%       5.47%        6.01%       7.32%        8.70%       8.67%
Portfolio turnover                                               371%        422%         349%        200%         127%        156%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended July 31, 2002 was a decrease in net investment income per share of $0.031, an increase in net realized and unrealized gain (loss) per share of $0.031, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to August 1, 2001 have not been restated to reflect these changes in accounting.

See accompanying notes

Notes                                            Delaware Strategic Income Fund
  TO FINANCIAL STATEMENTS                        January 31, 2004 (Unaudited)


Delaware Group Income Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund. These financial statements and related notes pertain to the Delaware Strategic Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of January 31, 2004, Class R shares have not commenced operations.

The investment objective of the Fund is to seek high current income and total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Premiums and discounts are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $398 for the six months ended January 31, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisors Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Fund. For the services provided, DMC pays DIAL an annual fee which is equal to one third of its investment management fees. The Fund does not pay any fees directly to DIAL.

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through September 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive its fees through September 30, 2004 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At January 31, 2004, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                   $2,169
Dividend disbursing, transfer agent fees,
   accounting and other expenses payable to DSC            11,492
Other expenses payable to DMC and affiliates*                 715

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

For the six months ended January 31, 2004, DDLP earned $988 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC, DDLP and DIAL are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the six months ended January 31, 2004, the Fund made purchases and sales of investment securities as follows:

Purchases other than U.S. government
  securities and short-term investments             $ 55,892,257
Purchases of U.S. government
  securities                                           2,773,362
Sales other than U.S. government securities
  and short-term investments                          57,161,776
Sales of U.S. government securities                    3,030,611

At January 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2004, the cost of investments was $28,871,571. At January 31, 2004, the net unrealized appreciation was $2,521,447, of which $2,706,110 related to unrealized appreciation of investments and $184,663 related to unrealized depreciation of investments.

4. Dividends and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended January 31, 2004 and the year ended July 31, 2003 was as follows:

                                        Six Months                 Year
                                          Ended                    Ended
                                         1/31/04*                 7/31/03
                                        ----------                -------
Ordinary income                        $ 1,095,949             $ 1,528,237
Return of capital                               --                  78,503
                                       -----------             -----------
Total                                  $ 1,095,949             $ 1,606,740
                                       ===========             ===========

*Tax information for the six months ended January 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2004, the estimated components of net assets on a tax basis were as follows:

 Shares of beneficial interest                        $ 39,549,193
 Undistributed ordinary income                             118,380
 Capital loss carryforwards                            (10,753,542)
 Undistributed long-term capital gain                      395,192
 Unrealized appreciation of investments
  and foreign currencies                                 2,460,457
                                                      ------------
Net assets                                            $ 31,769,680
                                                      ============

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,871,584 expires in 2008, $4,750,913 in 2009 and $2,131,045 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                               Six Months       Year
                                                 Ended          Ended
                                                1/31/04        7/31/03
                                               ----------      -------
Shares sold:
   Class A                                      555,331        797,598
   Class B                                      127,633        739,696
   Class C                                      105,065        366,084
   Institutional Class                          196,110        629,517

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                       64,710         94,238
   Class B                                       53,534         87,877
   Class C                                       21,407         29,246
   Institutional Class                           31,382         48,011
                                             ----------     ----------
                                              1,155,172      2,792,267
                                             ----------     ----------
Shares repurchased:
   Class A                                     (600,113)      (743,170)
   Class B                                     (464,565)      (809,986)
   Class C                                     (336,387)      (289,031)
   Institutional Class                         (412,553)      (282,550)
                                             -----------     ----------
                                             (1,813,618)     (2,124,737)
                                             ----------      ----------
Net increase (decrease)                        (658,446)        667,530
                                             ==========      ==========

Notes                                             Delaware Strategic Income Fund
  TO FINANCIAL STATEMENTS (CONTINUED)



5. Capital Shares (continued)
For the six months ended January 31, 2004 and the year ended July 31, 2003, 3,644 Class B shares were converted to 3,636 Class A shares valued at $16,644 and 4,084 Class B shares were converted to 4,076 Class A shares valued at $18,053, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of January 31, 2004, or at any time during the period.

7. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at January 31, 2004.

8. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at January 31, 2004 were as follows:

Contracts to                Notional               Expiration       Unrealized
Buy/Sell                    Cost (Proceeds)        Date             Gain (Loss)
------------                ---------------        ----------       -----------
(1) U.S. Treasury
    10 year Note            $  (110,430)             03/04          $    (695)

(10) U.S Treasury
     5 year Note             (1,102,355)             03/04            (21,250)
                                                                    ---------
                                                                    $ (21,945)
                                                                    =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

9. Options Written
During the six months ended January 31, 2004, the Fund entered into options contracts in accordance with it investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended
January 31, 2004 for the Fund, were as follows:

                                                          Number of
                                                          Contracts    Premiums
Options outstanding at July 31, 2003                         16       $  7,638
Options written                                             141         67,556
Options terminated in closing
  purchase transaction                                     (155)        (74,241)
   ------                                                  ----
Options outstanding at January 31, 2004                       2       $     953
   ------                                                  ====       =========

At January 31, 2004, the Fund had the following options written outstanding:

                              Number    Notional
                               of        Amount      Exercise   Expiration    Net Unrealized
Description                 Contracts   of Future     Price        Date        Depreciation
-----------                 ---------   ---------    --------   ----------    --------------
Call Options Written
U.S. Treasury
  10 year Notes
  future                        2       $200,000      $ 115      4/23/04         $ (266)
                                                                                 ------
                                                                                 $ (266)
                                                                                 ======

Writing options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Notes                                             Delaware Strategic Income Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


10. Swap Agreements

During the six months ended January 31, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At January 31, 2004, the Fund had the following total return swap agreements outstanding:

Notional        Expiration
Amount          Date            Description                     Unrealized Gain
--------        ----------      -----------                     ---------------
$180,000        06/30/04        Agreement with Goldman          $1,326
                                Sachs to receive the notional
                                amount multiplied by the
                                return on the Lehman Brothers
                                Commercial MBS Index
                                AAA and to pay the notional
                                amount multiplied by the
                                1 month BBA LIBOR adjusted
                                by a spread of minus 0.50%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or baskets of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

11. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

12. Industry Allocation

As of January 31, 2004, the foreign bond holdings of the Fund, classified by type of business, was as follows:

                                                          Percentage of
Industry                                                    Net Assets
------------------------------------------------------------------------
Banking, Finance & Insurance                                    4.96%
------------------------------------------------------------------------
Building Materials                                              0.34%
------------------------------------------------------------------------
Cable, Media & Publishing                                       0.37%
------------------------------------------------------------------------
Chemicals                                                       0.28%
------------------------------------------------------------------------
Computers & Technology                                          0.09%
------------------------------------------------------------------------
Energy                                                          1.23%
------------------------------------------------------------------------
Foreign Government                                             33.90%
------------------------------------------------------------------------
Holding Companies                                               0.52%
------------------------------------------------------------------------
Leisure, Lodging & Entertainment                                0.28%
------------------------------------------------------------------------
Manufacturing                                                   0.08%
------------------------------------------------------------------------
Metals & Mining                                                 0.02%
------------------------------------------------------------------------
Paper & Forest Products                                         0.21%
------------------------------------------------------------------------
Telecommunications                                              0.61%
------------------------------------------------------------------------
Total                                                          42.89%

13. Fund Reorganization
On or about March 26, 2004, it is expected that the Delaware Diversified Income Fund acquired all of the assets and assume all of the liabilities of the Delaware Strategic Income Fund, pursuant to the Agreement and Plan of Reorganization dated February 19, 2004 that was approved by the Delaware Strategic Income Fund shareholders at a meeting held on February 19, 2004. The shareholders of the Delaware Strategic Income Fund will receive shares of Delaware Diversified Income Fund equal to the aggregate net asset value of their shares in Delaware Strategic Income Fund prior to the reorganization based on the net asset value per share of the Delaware Diversified Income Fund as of March 26, 2004. The reorganization will be treated as a non-taxable event for federal income tax purposes and accordingly the Delaware Diversified Income Fund's basis in the securities to be acquired shall reflect the historical cost basis of such securities as of the date of transfer.

Delaware
Investments(SM)
----------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Strategic Income Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                           Affiliated Officers                          Contact Information

Jude T. Driscoll                            Joseph H. Hastings                           Investment Manager
Chairman                                    Executive Vice President and                 Delaware Management Company
Delaware Investments Family of Funds        Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                            Delaware Investments Family of Funds
                                            Philadelphia, PA                             International Affiliate
Walter P. Babich                                                                         Delaware International Advisers Ltd.
Board Chairman                              Richelle S. Maestro                          London, England
Citadel Construction Corporation            Senior Vice President,
King of Prussia, PA                         Chief Legal Officer and Secretary            National Distributor
                                            Delaware Investments Family of Funds         Delaware Distributors, L.P.
John H. Durham                              Philadelphia, PA                             Philadelphia, PA
Private Investor
Gwynedd Valley, PA                          Michael P. Bishof                            Shareholder Servicing, Dividend
                                            Senior Vice President and Treasurer          Disbursing and Transfer Agent
John A. Fry                                 Delaware Investments Family of Funds         Delaware Service Company, Inc.
President                                   Philadelphia, PA                             2005 Market Street
Franklin & Marshall College                                                              Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                         For Shareholders
Anthony D. Knerr                                                                         800 523-1918
Managing Director
Anthony Knerr & Associates                                                               For Securities Dealers and Financial
New York, NY                                                                             Institutions Representatives Only
                                                                                         800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                    Web site
National Gallery of Art                                                                  www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8577)                                                        Printed in the USA
SA-125 [1/04] IVES                                                    3/04 J9602

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Income Funds

JUDE T. DRISCOLL
----------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  April 8, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
----------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  April 8, 2004

JOSEPH H. HASTINGS
----------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  April 8, 2004